UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
 (Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
 (Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Zenith Portfolio

	Shares	Value
COMMON STOCKS - 95.5%
Consumer Discretionary - 8.0%
CBS Corporation - Class B	29,174	$425,357
Comcast Corp. - Class A	31,500	618,345
Gannett Co, Inc. (d)	24,500	414,295
Honda Motor Co. Ltd. - ADR (d)	17,400	523,914
News Corp. - Class B (d)	29,500	358,425
Sony Corp. - ADR	14,200	438,354
Time Warner, Inc.	58,800	770,868
		3,549,558
Consumer Staples - 7.4%
CVS Caremark Corp.	17,800	599,148
Kraft Foods, Inc.	20,472	670,458
Unilever NV - ADR (d)	24,800	698,368
Walgreen Co.	14,500	448,920
Wal-Mart Stores, Inc.	14,400	862,416
		3,279,310
Energy - 16.2%
Anadarko Petroleum Corp.	18,200	882,882
BP PLC - ADR (d)	21,700	1,088,689
Chevron Corp.	6,340	522,923
ConocoPhillips	10,942	801,501
Devon Energy Corp.	10,500	957,600
Marathon Oil Corp.	29,300	1,168,191
Royal Dutch Shell PLC - ADR	16,400	967,764
Spectra Energy Corp.	34,772	827,574
		7,217,124
Financials - 20.8%
AllianceBernstein Holding LP	15,200	562,552
The Allstate Corp.	10,800	498,096
American Express Co.	17,100	605,853
Bank of America Corp.	26,484	926,940
Bank of New York Mellon Corp	19,849	646,680
Capital One Financial Corp.	9,300	474,300
Citigroup, Inc.	47,700	978,327
Discover Financial Services	25,250	348,955
Genworth Financial, Inc.	30,500	262,605
J.P. Morgan Chase & Co.	16,904	789,417
KeyCorp (d)	20,900	249,546
Legg Mason, Inc.	17,100	650,826
MetLife, Inc. (d)	16,500	924,000
Morgan Stanley	13,600	312,800
The Travelers Companies, Inc.	22,500	1,017,000
		9,247,897
Health Care - 9.0%
Covidien Ltd.	13,575	729,792
GlaxoSmithKline Plc - ADR	16,700	725,782
Johnson & Johnson	6,900	478,032
Pfizer, Inc.	55,700	1,027,108
WellPoint, Inc. (a)	21,800	1,019,586
		3,980,300
Industrials - 10.0%
3M Co.	15,900	1,086,129
Boeing Co.	9,700	556,295
Caterpillar, Inc.	14,400	858,240
General Electric Co.	38,500	981,750
Ingersoll-Rand Co. Ltd. - Class A	11,700	364,689
Tyco International Ltd.	17,275	604,971
		4,452,074
Materials - 3.5%
The Dow Chemical Co. (d)	29,500	937,510
Newmont Mining Corp.	15,800	612,408
		1,549,918
Technology - 10.4%
Cisco Systems, Inc. (a)	45,500	1,026,480
International Business Machines Corp.	8,000	935,680
Microsoft Corp.	34,600	923,474
Motorola, Inc.	85,900	613,326
Nokia Corp. - ADR	22,700	423,355
Tyco Electronics Ltd.	24,475	676,979
		4,599,294
Utilities - 10.2%
AT&T, Inc.	38,900	1,086,088
Duke Energy Corporation	64,744	1,128,488
Frontier Communications Corp. (d)	58,800	676,200
Southern Co.	22,100	832,949
Sprint Nextel Corp.	63,800	389,180
Verizon Communications, Inc.	12,300	394,707
		4,507,612
TOTAL COMMON STOCKS (Cost $50,070,862)		42,383,087
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
Northern U.S. Government Select Money Market Fund	993,750	993,750
TOTAL SHORT TERM INVESTMENTS (Cost $993,750)		993,750
Total Investments (Cost $51,064,612) (b) - 97.7%		43,376,837
Northern Institutional Liquid Assets Portfolio (c) - 8.7%		3,865,740
Liabilities in Excess of Other Assets - (6.4)%		(2,850,013)
TOTAL NET ASSETS - 100.0%		$44,392,564

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $51,073,596, and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $3,315,080 and ($11,011,839), respectively, with a net appreciation / (depreciation)
of ($7,696,759).
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,066,689, $3,865,740, and $0 respectively.
(d)	All or a portion of the security is out on loan.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$47,242,577
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$47,242,577

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Bond Portfolio
	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	1,601	$16
Intermet Corp. (a) (g) (i)	1,574	16
TOTAL COMMON STOCKS (Cost $61,180)		32
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. 12.0% Payment-in-Kind Dividend (a) (b) (g) (i)	1	895
TOTAL PREFERRED STOCKS (Cost $10,207)		895
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.5%
America West Airlines, Inc.
7.100%, 04/02/2021 (e)	$191,898	$157,356
Bank of America Commercial Mortgage, Inc.
Series 2008-1, 6.309%, 08/10/2014	430,000	394,586
Centex Home Equity
Series 2001-B, 7.860%, 07/25/2032	40,179	10,315
First Franklin Mortgage
Series 2003-FF2, 7.795%, 07/25/2033	33,479	4,394
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h) (i)	27,324	151
Lincoln National Corp.
6.500%, 04/20/2017 (c)	225,000	148,500
TOTAL ASSET BACKED SECURITIES (Cost $955,944)		715,302

CORPORATE BONDS - 51.2%
Consumer Discretionary - 4.2%
CSC Holdings, Inc.
7.625%, 04/01/2011	125,000	120,000
EchoStar DBS Corporation
6.625%, 10/01/2014 (e)	62,000	49,755
Idearc, Inc.
8.000%, 11/15/2016	50,000	13,625
ION Media Networks, Inc.
11.000%, 07/31/2013 (e) (g)	167,909	35,261
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	135,316
R. H. Donnelley Corp.
6.875%, 01/15/2013	125,000	48,750
TCI Communications, Inc.
8.750%, 08/01/2015	230,000	244,264
Thomson Reuters Corp.
6.200%, 01/05/2012	200,000	203,528
		850,499
Consumer Staples - 1.9%
Constellation Brands, Inc.
7.250%, 09/01/2016	125,000	115,000
Del Monte Corp.
6.750%, 02/15/2015 (e)	62,000	55,800
Tesco Plc
5.500%, 11/15/2017 (b)	230,000	205,944
		376,744
Energy - 7.7%
Chesapeake Energy Corp.
6.625%, 01/15/2016 (e)	125,000	112,187
Complete Production Services, Inc.
8.000%, 12/15/2016	125,000	118,750
Encore Acquisition Co.
7.250%, 12/01/2017	75,000	61,500
Energy Future Holdings Corp.
1.875%, 11/01/2017 (b)	125,000	112,813
Newfield Explor Co.
6.625%, 09/01/2014	125,000	112,500
Peabody Energy Corp.
7.375%, 11/01/2016	125,000	120,000
Petro-Canada
6.050%, 05/15/2018	150,000	130,937
Petrohawk Energy Corp.
7.875%, 06/01/2015 (b) (e)	63,000	54,810
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (e)	125,000	111,423
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	246,866
Pride International Inc.
7.375%, 07/15/2014 (e)	100,000	95,500
Range Resources Corp.
7.375%, 07/15/2013 (e)	39,000	37,635
7.500%, 05/15/2016 (e)	25,000	23,875
Suncor Energy, Inc.
6.100%, 06/01/2018	230,000	209,961
		1,548,757
Financials - 15.8%
AXA SA
4.324%, 02/06/2049 (c) (g)	450,000	180,000
Bank of America Corp.
5.750%, 12/01/2017	150,000	127,198
Bank of New York Mellon
4.950%, 11/01/2012	175,000	166,393
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	230,000	232,011
Credit Suisse New York
5.000%, 05/15/2013	100,000	92,669
Deutsche Bank AG
4.875%, 05/20/2013	150,000	143,276
Harley Davidson Funding Corp.
6.800%, 06/15/2018 (b)	200,000	187,269
Health Care REIT, Inc.
8.000%, 09/12/2012 (e)	250,000	249,348
JP Morgan Chase & Co.
4.750%, 05/01/2013	230,000	214,047
Merrill Lynch & Co, Inc.
6.500%, 08/15/2012 (e)	100,000	93,763
6.875%, 11/15/2018	150,000	129,098
Northern Trust Corp.
5.500%, 08/15/2013 (e)	100,000	100,072
Prime Property Funding, Inc.
5.500%, 01/15/2014 (b)	150,000	141,015
SLM Student Loan Trust
3.514%, 10/25/2017	400,000	390,000
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	210,249
Ventas Realty LP
7.125%, 06/01/2015	37,000	36,723
Wells Fargo & Co
4.375%, 01/31/2013	230,000	211,421
WMC Finance USA Ltd.
5.125%, 05/15/2013	200,000	197,558
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	90,103
		3,192,213
Health Care - 3.5%
Abbott Laboratories
5.600%, 11/30/2017	230,000	222,940
Bristol Myers Squibb Co.
5.450%, 05/01/2018	150,000	141,647
Community Health Systems, Inc.
8.875%, 07/15/2015	63,000	59,850
DaVita, Inc.
7.250%, 03/15/2015	31,000	29,450
HCA, Inc.
9.250%, 11/15/2016 (e)	125,000	121,562
Unitedhealth Group, Inc.
6.000%, 11/15/2017	150,000	137,261
		712,710
Industrials - 4.0%
American Railcar Industries, Inc.
7.500%, 03/01/2014	25,000	22,125
Aramark Corp.
8.500%, 02/01/2015 (e)	100,000	94,000
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	33,440
Hertz Corp.
8.875%, 01/01/2014 (e)	50,000	43,125
Honeywell International, Inc.
5.300%, 03/01/2018 (e)	230,000	216,487
Ingersoll-Rand Global Holding Co.
6.875%, 08/15/2018	150,000	147,826
Joy Global, Inc.
6.000%, 11/15/2016	225,000	202,457
Kansas City Southn De Mexico
7.375%, 06/01/2014 (e)	50,000	47,750
		807,210
Information Technology - 3.2%
Cisco Systems, Inc.
5.500%, 02/22/2016	230,000	221,012
Hewlett Packard Co.
5.500%, 03/01/2018 (e)	150,000	140,758
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	75,000	74,250
Oracle Corp.
5.750%, 04/15/2018	230,000	213,556
		649,576
Manufacturing - 0.4%
Petroplus Finance Ltd.
7.000%, 05/01/2017 (b) (e)	100,000	83,000
Materials - 1.3%
Chemtura Corp.
6.875%, 06/01/2016 (e)	70,000	56,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017 (e)	100,000	98,500
Warnaco, Inc.
8.875%, 06/15/2013	100,000	101,000
		255,500
Telecommunication Services - 5.6%
America Movil SAB de CV
5.625%, 11/15/2017 (e)	230,000	215,474
AT&T, Inc.
5.500%, 02/01/2018	230,000	204,820
Citizens Communications Co.
6.250%, 01/15/2013 (e)	63,000	58,984
Directv Holdings, LLC
6.375%, 06/15/2015 (e)	62,000	54,560
7.625%, 05/15/2016 (b) (e)	62,000	56,110
Intelsat Bermuda Ltd
11.250%, 06/15/2016 (e)	100,000	97,250
iPCS, Inc.
7.481%, 05/01/2013 (c)	175,000	142,625
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	125,000	108,125
Rogers Communications, Inc.
6.800%, 08/15/2018	150,000	141,904
Windstream Corp.
8.625%, 08/01/2016	50,000	46,125
		1,125,977
Utilities - 3.6%
Edison Mission Energy
7.500%, 06/15/2013	125,000	120,000
Exelon Corp.
6.750%, 05/01/2011	230,000	231,730
FPL Group Capital, Inc.
5.350%, 06/15/2013 (e)	100,000	100,131
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	46,872	49,478
NRG Energy, Inc.
7.250%, 02/01/2014	88,000	81,620
NSTAR Electric Co.
5.625%, 11/15/2017 (e)	150,000	144,302
		727,261

TOTAL CORPORATE BONDS (Cost $11,467,428)		10,329,447
MORTGAGE BACKED SECURITIES - 29.1%
Banc of America Commercial Mortgage, Inc.
Series 2005-4, 4.891%, 07/10/2045	400,000	379,036
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	259,612	203,370
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	244,580	185,189
Series 2001-4, 6.750%, 03/20/2031	147,569	147,370
Series 2002-G, 6.186%, 06/20/2032	48,706	46,703
Series 2004-6, 5.500%, 07/25/2034	142,444	137,582
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	61,878	62,774
Pool #555638, 5.000%, 11/01/2009	160,666	161,880
Pool #254643, 5.500%, 01/01/2010	107,937	109,501
Pool #555520, 5.500%, 02/01/2010	30,838	31,285
Pool #254340, 5.500%, 05/01/2012	58,002	58,701
Pool #545015, 6.000%, 06/01/2016	74,262	76,015
Pool #481582, 6.500%, 02/01/2029	40,044	41,476
Fannie Mae REMICS
Series 94-019, 5.000%, 01/25/2024	46,761	46,891
Series 2931, 5.000%, 11/15/2028	566,901	572,286
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	94,051	94,197
Pool #E9-9160, 4.500%, 09/01/2018	1,432,917	1,410,054
Pool #C7-6658, 5.000%, 02/01/2033	72,505	70,854
Pool #G0-1740, 5.500%, 12/01/2034	843,099	840,344
Ginnie Mae
Pool #446760X, 6.500%, 10/15/2028	50,869	52,425
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	90,398	89,884
MASTR Alternative Loans Trust
Series 2003-2, 6.076%, 03/25/2033	188,840	101,119
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	45,705	45,309
Morgan Stanley Capital I
Series 2007-IQ14, 5.692%, 04/15/2049	300,000	254,834
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	133,417	92,365
Series 2005-QS14, 5.250%, 09/25/2020 (i)	279,207	30,583
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.138%, 09/25/2033	126,804	109,745
WaMu Mortgage Pass-Through Certificates
Pool #2005-A, 4.917%, 08/25/2035	123,295	116,713
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	315,210	309,023
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,377,086)		5,877,508
U.S. GOVERNMENT AGENCY ISSUES - 2.0%
Fannie Mae
4.375%, 10/15/2015	400,000	397,800
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $401,832)		397,800
U.S. TREASURY OBLIGATIONS - 12.4%
U.S. Treasury Notes - 12.4%
3.375%, 11/30/2012 (e)	230,000	235,534
3.500%, 05/31/2013 (e)	105,000	107,576
3.375%, 06/30/2013 (e)	580,000	591,645
3.125%, 09/30/2013	790,000	795,431
4.250%, 11/15/2014 (e)	215,000	228,824
4.000%, 02/15/2015 (e)	220,000	231,034
3.500%, 02/15/2018 (e)	80,000	78,450
4.000%, 08/15/2018 (e)	230,000	233,271
		2,501,765
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,499,497)		2,501,765
Total Investments (Cost $21,773,174) (d) - 98.2%		19,822,749
Northern Institutional Liquid Assets Portfolio (f) - 25.0%		5,054,934
Liabilities in Excess of Other Assets - (23.2)%		(4,684,943)
TOTAL NET ASSETS - 100.0%		$20,192,740

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $21,781,520 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $50,115 and ($2,008,886), respectively, with a net appreciation / (depreciation)
of ($1,958,771).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,775,753, $5,054,934, and $0, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $216,339 or 1.1% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 7,556,699
Level 2 - Other significant observable inputs	17,289,323
Level 3 - Significant unobservable inputs	31,661
Total	$ 24,877,683

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities
Balance as of 12/31/07	$ 248,850
Accrued discounts / premiums	2,972
Realized gain (loss)	2,029
Change in unrealized appreciation (depreciation)	(209,073)
Net purchases (sales)	(13,117)
Transfers in and / or out of Level 3	-
Balance as of 9/30/08	$ 31,661

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit S&P 500 Index Portfolio
	Shares	Value
COMMON STOCKS - 100.2%
Consumer Discretionary - 8.5%
Abercrombie & Fitch Co. - Class A	1,905	$75,152
Amazon.Com, Inc. (a)	6,983	508,083
Apollo Group, Inc. - Class A (a)	2,320	137,576
AutoNation, Inc. (a) (d)	2,357	26,493
Autozone, Inc. (a) (d)	913	112,609
Bed Bath & Beyond, Inc. (a)	5,619	176,493
Best Buy Co., Inc.	7,379	276,712
Big Lots, Inc. (a) (d)	1,847	51,402
Black & Decker Corp. (d)	1,327	80,615
Carnival Corp.	9,479	335,083
CBS Corporation - Class B	14,788	215,609
Centex Corp. (d)	2,824	45,749
Coach, Inc. (a)	7,410	185,546
Comcast Corp. - Class A	63,744	1,251,295
D.R. Horton, Inc.	5,964	77,651
Darden Restaurants, Inc.	3,103	88,839
Dillard's, Inc. - Class A (d)	1,310	15,458
The DIRECTV Group, Inc. (a) (d)	12,603	329,821
Eastman Kodak Co. (d)	6,372	98,001
Expedia, Inc. (a) (d)	4,608	69,627
Family Dollar Stores, Inc.	3,033	71,882
Ford Motor Co. (a) (d)	49,371	256,729
Fortune Brands, Inc.	3,277	187,969
GameStop Corp. - Class A (a)	3,558	121,719
Gannett Co., Inc. (d)	5,079	85,886
The Gap, Inc.	10,256	182,352
General Motors Corp. (d)	12,510	118,219
Genuine Parts Co.	3,555	142,947
The Goodyear Tire & Rubber Co. (a) (d)	5,310	81,296
H&R Block, Inc.	7,061	160,638
Harley-Davidson, Inc. (d)	5,137	191,610
Harman International Industries, Inc. (d)	1,289	43,916
Hasbro, Inc.	2,743	95,237
Home Depot, Inc.	37,082	960,053
International Game Technology	6,719	115,432
Interpublic Group of Companies, Inc. (a) (d)	10,242	79,376
J.C. Penney Co., Inc.	4,820	160,699
Johnson Controls, Inc.	12,895	391,105
Jones Apparel Group, Inc. (d)	1,955	36,187
KB Home (d)	1,673	32,925
Kohl's Corp. (a)	6,660	306,893
Leggett & Platt, Inc. (d)	3,515	76,592
Lennar Corp.	3,075	46,709
Limited Brands, Inc.	6,235	107,990
Liz Claiborne, Inc. (d)	2,057	33,797
Lowe's Companies, Inc.	32,040	759,028
Macys, Inc.	9,125	164,068
Marriott International, Inc. - Class A	6,524	170,211
Mattel, Inc.	7,858	141,758
McDonald's Corp.	24,599	1,517,758
The McGraw-Hill Cos., Inc.	6,978	220,575
Meredith Corp. (d)	834	23,385
The New York Times Co. - Class A (d)	2,543	36,339
Newell Rubbermaid, Inc.	6,118	105,597
News Corp. - Class A	49,977	599,224
Nike, Inc. - Class B (d)	8,568	573,199
Nordstrom, Inc. (d)	3,488	100,524
Office Depot, Inc. (a)	6,037	35,135
Omnicom Group, Inc.	6,953	268,108
Polo Ralph Lauren Corp. (d)	1,252	83,433
Pulte Homes, Inc. (d)	4,644	64,877
RadioShack Corp. (d)	2,849	49,231
Scripps Networks Interact, Inc. Class A (d)	1,973	71,640
Sears Holdings Corp. (a) (d)	1,243	116,221
The Sherwin-Williams Co. (d)	2,190	125,180
Snap-On, Inc.	1,275	67,142
The Stanley Works (d)	1,703	71,083
Staples, Inc.	15,530	349,425
Starbucks Corp. (a)	15,799	234,931
Starwood Hotels & Resorts Worldwide, Inc.	4,052	114,023
Target Corp.	16,480	808,344
Tiffany & Co. (d)	2,737	97,218
Time Warner, Inc.	78,279	1,026,238
TJX Companies, Inc.	9,225	281,547
VF Corp. (d)	1,896	146,580
Viacom, Inc. - Class B (a)	13,557	336,756
The Walt Disney Co.	40,981	1,257,707
The Washington Post Co. - Class B (d)	129	71,822
Wendy's International, Inc. (d)	1,932	43,190
Whirlpool Corp. (d)	1,632	129,401
Wyndham Worldwide Corp.	3,913	61,473
Yum! Brands, Inc.	10,286	335,426
		18,903,769
Consumer Staples - 12.2%
Altria Group, Inc.	44,993	892,661
Anheuser-Busch Companies, Inc.	15,701	1,018,681
Archer-Daniels-Midland Co.	13,979	306,280
Avon Products, Inc.	9,266	385,188
Brown-Forman Corp. - Class B	1,717	123,298
Campbell Soup Co.	4,678	180,571
Clorox Co.	2,993	187,631
The Coca-Cola Co.	43,418	2,295,944
Coca-Cola Enterprises, Inc.	6,927	116,166
Colgate-Palmolive Co.	11,022	830,508
ConAgra Foods, Inc.	9,873	192,129
Constellation Brands, Inc. - Class A (a)	4,289	92,042
Costco Wholesale Corp.	9,496	616,575
CVS Caremark Corp.	31,343	1,055,005
Dean Foods Co. (a)	3,298	77,041
The Estee Lauder Companies, Inc. (d)	2,524	125,973
General Mills, Inc.	7,341	504,473
The Hershey Co. (d)	3,649	144,281
HJ Heinz Co.	6,839	341,745
Kellogg Co.	5,510	309,111
Kimberly-Clark Corp.	9,082	588,877
Kraft Foods, Inc. - Class A	33,154	1,085,793
The Kroger Co.	14,368	394,833
Lorillard, Inc.	3,775	268,591
McCormick & Co., Inc.	2,828	108,737
Molson Coors Brewing Co. - Class B	3,288	153,714
Pepsi Bottling Group, Inc.	2,999	87,481
PepsiCo, Inc.	34,185	2,436,365
Philip Morris International, Inc.	45,021	2,165,510
Procter & Gamble Co.	66,268	4,618,217
Reynolds American, Inc. (d)	3,719	180,818
Safeway, Inc. (d)	9,509	225,553
Sara Lee Corp.	15,339	193,732
Supervalu, Inc.	4,675	101,447
Sysco Corp.	13,143	405,199
Tyson Foods, Inc. - Class A (d)	6,555	78,267
UST, Inc.	3,209	213,527
Walgreen Co.	21,625	669,510
Wal-Mart Stores, Inc.	48,958	2,932,095
Whole Foods Market, Inc. (d)	3,084	61,772
WM Wrigley Jr. Co.	4,703	373,418
		27,138,759
Energy - 13.3%
Anadarko Petroleum Corp.	10,231	496,306
Apache Corp.	7,313	762,600
Baker Hughes, Inc.	6,738	407,919
BJ Services Co.	6,376	121,973
Cabot Oil & Gas Corp.	2,245	81,134
Cameron International Corporation (a)	4,707	181,408
Chesapeake Energy Corp. (d)	11,394	408,589
Chevron Corp.	44,891	3,702,610
ConocoPhillips	33,203	2,432,120
Consol Energy, Inc.	3,966	182,000
Devon Energy Corp.	9,681	882,907
El Paso Corp. (d)	15,233	194,373
ENSCO International, Inc.	3,132	180,497
EOG Resources, Inc.	5,430	485,768
Exxon Mobil Corp.	113,443	8,809,983
Halliburton Co.	19,165	620,754
Hess Corp.	6,191	508,157
Marathon Oil Corp.	15,367	612,682
Murphy Oil Corp.	4,125	264,577
Nabors Industries Ltd. (a) (d)	6,111	152,286
National Oilwell Varco, Inc. (a)	9,121	458,148
Noble Energy, Inc.	3,740	207,907
Noble Corp.	5,831	255,981
Occidental Petroleum Corp.	17,852	1,257,673
Peabody Energy Corp.	5,949	267,705
Pioneer Natural Resources Co. (d)	2,501	130,752
Range Resources Corp. (d)	3,358	143,957
Rowan Companies, Inc. (d)	2,461	75,184
Schlumberger Ltd.	26,213	2,046,973
Smith International, Inc.	4,687	274,846
Southwestern Energy Co. (a)	7,423	226,698
Spectra Energy Corp.	13,457	320,277
Sunoco, Inc.	2,538	90,302
Tesoro Corp. (d)	3,143	51,828
Transocean, Inc. (a)	6,969	765,475
Valero Energy Corp.	11,473	347,632
Weatherford International Ltd. (a) (d)	14,879	374,058
Williams Companies, Inc. (d)	12,687	300,048
XTO Energy, Inc. (d)	11,993	557,914
		29,642,001
Financials - 15.9%
Aflac, Inc.	10,485	615,994
The Allstate Corp.	11,826	545,415
American Cap Ltd (d)	4,495	114,667
American Express Co.	25,305	896,556
American International Group, Inc.	58,349	194,302
Ameriprise Financial, Inc.	4,740	181,068
AON Corp.	6,065	272,682
Apartment Investment & Management Co. (d)	1,951	68,324
Assurant, Inc.	2,590	142,450
Avalonbay Communities, Inc.	1,672	164,558
Bank of America Corp.	99,647	3,487,645
The Bank Of New York Mellon Corp.	25,037	815,705
BB&T Corp. (d)	11,975	452,655
Boston Properties, Inc.	2,598	243,329
Capital One Financial Corp. (d)	8,206	418,506
CB Richard Ellis Group, Inc. - Class A (a) (d)	3,940	52,678
The Charles Schwab Corp.	20,376	529,776
Chubb Corp.	7,877	432,447
Cincinnati Financial Corp.	3,544	100,791
CIT Group, Inc. (d)	6,391	44,481
Citigroup, Inc.	118,948	2,439,623
CME Group, Inc. (d)	1,466	544,634
Comerica, Inc.	3,328	109,125
Developers Diversified Realty Corp. (d)	2,640	83,662
Discover Financial Services	10,416	143,949
E*Trade Financial Corp. (a) (d)	11,105	31,094
Equity Residential	5,872	260,776
Federated Investors, Inc. - Class B (d)	1,882	54,296
Fifth Third Bancorp (d)	12,482	148,536
First Horizon National Corp. (d)	4,362	40,824
Franklin Resources, Inc.	3,329	293,385
General Growth Properties, Inc. (d)	4,972	75,077
Genworth Financial, Inc.	9,394	80,882
Goldman Sachs Group, Inc.	9,498	1,215,744
Hartford Financial Services Group, Inc.	6,585	269,919
HCP, Inc.	5,497	220,595
Host Hotels & Resorts, Inc.	11,333	150,616
Hudson City Bancorp, Inc.	11,266	207,858
Huntington Bancshares, Inc. (d)	7,948	63,505
IntercontinentalExchange, Inc. (a)	1,638	132,154
Invesco Ltd	8,402	176,274
Janus Capital Group, Inc. (d)	3,499	84,956
JPMorgan Chase & Co.	80,501	3,759,397
KeyCorp (d)	10,756	128,427
Kimco Realty Corp.	4,960	183,222
Legg Mason, Inc. (d)	3,127	119,014
Leucadia National Corp. (d)	3,840	174,490
Lincoln National Corp.	5,629	240,977
Loews Corp.	7,861	310,431
M&T Bank Corp. (d)	1,703	151,993
Marsh & McLennan Companies, Inc.	11,198	355,648
Marshall & Ilsley Corp. (d)	5,625	113,344
MBIA, Inc. (d)	4,280	50,932
Merrill Lynch & Co., Inc.	33,448	846,234
MetLife, Inc. (d)	14,990	839,440
MGIC Investment Corp. (d)	2,858	20,092
Moody's Corp. (d)	4,310	146,540
Morgan Stanley	24,221	557,083
National City Corp. (d)	16,533	28,933
Northern Trust Corp.	4,832	348,870
NYSE Euronext (d)	5,752	225,363
Plum Creek Timber Co., Inc. (d)	3,714	185,180
PNC Financial Services Group, Inc.	7,565	565,106
Principal Financial Group, Inc. (d)	5,623	244,544
The Progressive Corp.	14,710	255,954
Prologis	5,693	234,950
Prudential Financial, Inc. (d)	9,324	671,328
Public Storage, Inc. (d)	2,737	270,990
Regions Financial Corp. (d)	15,337	147,235
Reinsurance Group Amer, Inc. (a)	0	11
Simon Property Group, Inc. (d)	4,913	476,561
SLM Corp. (a)	10,131	125,017
Sovereign Bancorp, Inc. (d)	11,879	46,922
State Street Corp.	9,443	537,118
SunTrust Banks, Inc. (d)	7,723	347,458
T. Rowe Price Group, Inc. (d)	5,636	302,710
Torchmark Corp.	1,952	116,730
The Travelers Companies, Inc.	12,902	583,170
Unum Group	7,520	188,752
U.S. Bancorp	38,056	1,370,777
Vornado Realty Trust (d)	2,993	272,213
Wachovia Corp. (d)	47,134	164,969
Wells Fargo & Co.	72,223	2,710,529
XL Capital Ltd. - Class A (d)	6,678	119,803
Zions Bancorporation (d)	2,506	96,982
		35,236,952
Health Care - 13.1%
Abbott Laboratories	33,668	1,938,603
Aetna, Inc.	10,311	372,330
Allergan, Inc.	6,676	343,814
AmerisourceBergen Corp.	3,497	131,662
Amgen, Inc. (a)	23,100	1,369,137
Applied Biosystems Inc Del	3,701	126,759
Barr Pharmaceuticals, Inc. (a)	2,346	153,194
Baxter International, Inc.	13,707	899,590
Becton, Dickinson & Co.	5,298	425,217
Biogen Idec, Inc. (a)	6,362	319,945
Boston Scientific Corp. (a)	32,789	402,321
Bristol-Myers Squibb Co.	43,241	901,575
C.R. Bard, Inc.	2,155	204,445
Cardinal Health, Inc.	7,844	386,552
Celgene Corp. (a)	9,929	628,307
Cigna Corp.	6,001	203,914
Coventry Health Care, Inc. (a)	3,295	107,252
Covidien Ltd.	10,960	589,210
DaVita, Inc. (a)	2,273	129,584
Eli Lilly & Co.	21,848	961,967
Express Scripts, Inc. (a)	5,384	397,447
Forest Laboratories, Inc. (a)	6,616	187,100
Genzyme Corp. (a)	5,867	474,582
Gilead Sciences, Inc. (a)	20,093	915,839
Hospira, Inc. (a)	3,508	134,006
Humana, Inc. (a)	3,674	151,369
IMS Health, Inc.	4,017	75,961
Intuitive Surgical, Inc. (a)	840	202,423
Johnson & Johnson	61,012	4,226,911
King Pharmaceuticals, Inc. (a)	5,357	51,320
Laboratory Corp. of America Holdings (a) (d)	2,443	169,789
McKesson Corp.	6,017	323,775
Medco Health Solutions, Inc. (a)	10,998	494,910
Medtronic, Inc.	24,638	1,234,364
Merck & Co., Inc.	46,805	1,477,166
Millipore Corp. (a) (d)	1,196	82,285
Mylan, Inc. (a) (d)	6,607	75,452
Patterson Companies, Inc. (a)	1,989	60,485
PerkinElmer, Inc.	2,601	64,947
Pfizer, Inc.	147,256	2,715,401
Quest Diagnostics, Inc. (d)	3,428	177,125
Schering-Plough Corp.	35,511	655,888
St. Jude Medical, Inc. (a)	7,464	324,609
Stryker Corp.	5,403	336,607
Tenet Healthcare Corp. (a) (d)	9,072	50,350
Thermo Fisher Scientific, Inc. (a) (d)	9,151	503,305
UnitedHealth Group, Inc.	26,664	676,999
Varian Medical Systems, Inc. (a)	2,728	155,851
Waters Corp. (a)	2,173	126,425
Watson Pharmaceuticals, Inc. (a) (d)	2,352	67,032
Wellpoint, Inc. (a)	11,167	522,281
Wyeth	29,120	1,075,693
Zimmer Holdings, Inc. (a)	4,920	317,635
		29,100,710
Industrials - 11.1%
3M Co.	15,291	1,044,528
Allied Waste Industries, Inc. (a)	7,320	81,325
Avery Dennison Corp. (d)	2,314	102,927
Boeing Co.	16,170	927,349
Burlington Northern Santa Fe Corp.	6,168	570,108
C.H. Robinson Worldwide, Inc. (d)	3,706	188,858
Caterpillar, Inc.	13,343	795,243
Cintas Corp.	2,835	81,393
Cooper Industries Ltd. - Class A (d)	3,781	151,051
CSX Corp.	8,903	485,837
Cummins, Inc.	4,410	192,805
Danaher Corp. (d)	5,576	386,974
Deere & Co.	9,359	463,270
Dover Corp.	4,115	166,863
Eaton Corp.	3,630	203,933
Emerson Electric Co.	16,954	691,554
Equifax, Inc.	2,866	98,734
Expeditors International Washington, Inc.	4,632	161,379
Fastenal Co. (d)	2,861	141,305
FedEx Corp.	6,802	537,630
Fluor Corp.	3,910	217,787
General Dynamics Corp.	8,648	636,666
General Electric Co.	217,361	5,542,705
Goodrich Corp.	2,765	115,024
Honeywell International, Inc.	16,260	675,603
Illinois Tool Works, Inc.	8,733	388,182
Ingersoll-Rand Company Ltd. - Class A	6,903	215,167
ITT Corp.	3,946	219,437
Jacobs Engineering Group, Inc. (a)	2,647	143,759
L-3 Communications Holdings, Inc.	2,663	261,826
Lockheed Martin Corp.	7,271	797,411
Manitowoc Co.	2,823	43,898
Masco Corp.	7,850	140,829
Monster Worldwide, Inc. (a)	2,776	41,390
Norfolk Southern Corp.	8,158	540,141
Northrop Grumman Corp.	7,372	446,301
Paccar, Inc.(d)	7,926	302,694
Pall Corp.	2,656	91,340
Parker Hannifin Corp.	3,640	192,920
Pitney Bowes, Inc.	4,505	149,836
Precision Castparts Corp.	3,025	238,309
Raytheon Co.	9,104	487,155
Robert Half International, Inc. (d)	3,512	86,922
Rockwell Automation, Inc.	3,186	118,965
Rockwell Collins, Inc.	3,496	168,123
RR Donnelley & Sons Co.	4,609	113,059
Ryder System, Inc. (d)	1,233	76,446
Southwest Airlines Co. (d)	15,890	230,564
Terex Corp. (a) (d)	2,178	66,473
Textron, Inc.	5,412	158,463
Tyco International Ltd.	10,370	363,157
Union Pacific Corp.	11,119	791,228
United Parcel Service, Inc. - Class B	22,025	1,385,152
United Technologies Corp.	21,062	1,264,984
W.W. Grainger, Inc. (d)	1,413	122,889
Waste Management, Inc.	10,652	335,431
		24,643,302
Information Technology - 16.0%
Adobe Systems, Inc. (a)	11,544	455,642
Advanced Micro Devices, Inc. (a) (d)	13,728	72,072
Affiliated Computer Services, Inc. - Class A (a)	2,092	105,918
Agilent Technologies, Inc. (a)	7,815	231,793
Akamai Technologies, Inc. (a)	3,695	64,441
Altera Corp. (d)	6,506	134,544
Amphenol Corp. - Class A (a)	3,859	154,900
Analog Devices, Inc.	6,300	166,005
Apple, Inc. (a)	19,355	2,199,889
Applied Materials, Inc.	29,415	445,049
Autodesk, Inc. (a)	4,863	163,154
Automatic Data Processing, Inc.	11,113	475,081
BMC Software, Inc. (a)	4,147	118,729
Broadcom Corp. - Class A (a)	9,706	180,823
CA, Inc.	8,473	169,121
Ciena Corp. (a) (d)	1,925	19,404
Cisco Systems, Inc. (a)	129,025	2,910,804
Citrix Systems, Inc. (a)	3,985	100,661
Cognizant Technology Solutions Corp. - Class A (a) (d)	6,272	143,190
Computer Sciences Corp. (a)	3,323	133,551
Compuware Corp. (a) (d)	5,684	55,078
Convergys Corp. (a) (d)	2,737	40,453
Corning, Inc.	34,493	539,471
Dell, Inc. (a)	38,054	627,130
eBay, Inc. (a)	23,852	533,808
Electronic Arts, Inc. (a)	6,912	255,675
EMC Corp. (a)	45,205	540,652
Fidelity National Information Services, Inc.	4,144	76,498
Fiserv, Inc. (a) (d)	3,559	168,412
Google, Inc. - Class A (a)	5,219	2,090,314
Harris Corp.	2,946	136,105
Hewlett-Packard Co.	53,531	2,475,273
Intel Corp.	122,876	2,301,467
International Business Machines Corp.	29,586	3,460,379
Intuit, Inc. (a)	6,969	220,290
Jabil Circuit, Inc.	4,601	43,894
JDS Uniphase Corp. (a) (d)	4,991	42,224
Juniper Networks, Inc. (a)	11,876	250,227
KLA-Tencor Corp.	3,691	116,820
Lexmark International, Inc. - Class A (a) (d)	1,940	63,186
Linear Technology Corp. (d)	4,886	149,805
LSI Corp. (a)	14,122	75,694
Mastercard, Inc. (d)	1,581	280,359
MEMC Electronic Materials, Inc. (a)	4,945	139,746
Microchip Technology, Inc. (d)	4,015	118,161
Micron Technology, Inc. (a) (d)	16,545	67,007
Microsoft Corp.	171,501	4,577,362
Molex, Inc. (d)	3,024	67,889
Motorola, Inc.	49,589	354,065
National Semiconductor Corp. (d)	4,257	73,263
NetApp, Inc. (a) (d)	7,152	130,381
Nortel Networks Corp New (a) (d)	158	354
Novell, Inc. (a)	8,012	41,182
Novellus Systems, Inc. (a) (d)	2,169	42,599
Nvidia Corp. (a)	12,039	128,938
Oracle Corp. (a)	85,594	1,738,414
Paychex, Inc. (d)	6,962	229,955
QLogic Corp. (a) (d)	2,969	45,604
Qualcomm, Inc.	35,826	1,539,443
Salesforce.com, Inc. (a) (d)	2,303	111,465
SanDisk Corp. (a) (d)	4,881	95,424
Sun Microsystems, Inc. (a)	16,440	124,944
Symantec Corp. (a)	18,240	357,139
Tellabs, Inc. (a)	8,625	35,017
Teradata Corp. (a)	3,902	76,089
Teradyne, Inc. (a)	3,982	31,099
Texas Instruments, Inc.	28,705	617,157
Total System Services, Inc. (d)	4,395	72,078
Tyco Electronics Ltd.	10,374	286,945
Unisys Corp. (a)	7,990	21,972
VeriSign, Inc. (a) (d)	4,296	112,040
The Western Union Co.	15,932	393,042
Xerox Corp.	19,044	219,577
Xilinx, Inc. (d)	6,061	142,130
Yahoo!, Inc. (a)	30,255	523,412
		35,501,878
Materials - 3.4%
Air Products & Chemicals, Inc.	4,626	316,835
AK Steel Holding Corp.	2,432	63,037
Alcoa, Inc.	17,694	399,530
Allegheny Technologies, Inc. (d)	2,232	65,956
Ashland, Inc.	1,270	37,135
Ball Corp. (d)	2,156	85,140
Bemis Co. (d)	2,163	56,692
Cf Industries Holdings, Inc.	1,250	114,325
The Dow Chemical Co.	20,210	642,274
Eastman Chemical Co. (d)	1,689	92,996
Ecolab, Inc. (d)	3,811	184,910
EI Du Pont de Nemours & Co.	19,705	794,111
Freeport-McMoRan Copper & Gold, Inc. - Class B (d)	8,385	476,687
Hercules, Inc.	2,573	50,920
International Flavors & Fragrances, Inc. (d)	1,748	68,976
International Paper Co. (d)	9,284	243,055
Massey Energy Co. (d)	1,854	66,132
MeadWestvaco Corp. (d)	3,772	87,925
Monsanto Co.	12,023	1,190,037
Newmont Mining Corp.	9,975	386,631
Nucor Corp.	6,929	273,695
Pactiv Corp. (a) (d)	2,882	71,560
PPG Industries, Inc.	3,561	207,678
Praxair, Inc.	6,886	494,002
Rohm & Haas Co.	2,722	190,540
Sealed Air Corp.	3,572	78,548
Sigma-Aldrich Corp. (d)	2,799	146,724
Titanium Metals Corp. (d)	2,040	23,134
United States Steel Corp.	2,556	198,371
Vulcan Materials Co. (d)	2,396	178,502
Weyerhaeuser Co. (d)	4,632	280,607
		7,566,665
Telecommunication Services - 3.1%
American Tower Corp. - Class A (a)	8,606	309,558
AT&T, Inc.	128,706	3,593,472
CenturyTel, Inc. (d)	2,289	83,892
Embarq Corp.	3,115	126,313
Frontier Communications Corp Com (d)	6,899	79,338
Qwest Communications International, Inc. (d)	33,106	106,932
Sprint Nextel Corp.	61,869	377,401
Verizon Communications, Inc.	62,193	1,995,773
Windstream Corp. (d)	9,707	106,195
		6,778,874
Utilities - 3.6%
The AES Corp. (a)	14,588	170,534
Allegheny Energy, Inc.	3,696	135,902
Ameren Corp. (d)	4,546	177,430
American Electric Power Co., Inc.	8,718	322,827
Centerpoint Energy, Inc.	7,473	108,882
CMS Energy Corp. (d)	4,893	61,016
Consolidated Edison, Inc. (d)	5,918	254,237
Constellation Energy Group, Inc.	3,872	94,090
Dominion Resources, Inc.	12,670	542,023
DTE Energy Co.	3,543	142,145
Duke Energy Corporation	27,631	481,608
Dynegy, Inc. - Class A (a) (d)	11,139	39,878
Edison International	7,071	282,133
Entergy Corp.	4,158	370,104
Exelon Corp.	14,357	899,035
FirstEnergy Corp.	6,620	443,474
FPL Group, Inc.	8,923	448,827
Integrys Energy Group, Inc. (d)	1,690	84,399
Nicor, Inc. (d)	1,024	45,414
NiSource, Inc.	6,059	89,431
Pepco Holdings, Inc.	4,373	100,185
PG&E Corp.	7,757	290,500
Pinnacle West Capital Corp. (d)	2,186	75,220
PPL Corp.	8,178	302,749
Progress Energy, Inc.	5,673	244,676
Public Service Enterprise Group, Inc.	11,038	361,936
Questar Corp.	3,761	153,900
Sempra Energy	5,434	274,254
Southern Co.	16,815	633,757
TECO Energy, Inc. (d)	4,664	73,365
Xcel Energy, Inc.	9,742	194,743
		7,898,674
TOTAL COMMON STOCKS (Cost $185,921,630)		222,411,584

SHORT TERM INVESTMENTS (e) - 0.3%
Money Market Funds - 0.1%
Northern U.S. Government Select Money Market Fund	350,422	350,422

	Principal
	Amount	Value
U.S. Treasury Bills - 0.2%
1.783%, 12/04/2008	$450,000	$449,428
TOTAL SHORT TERM INVESTMENTS (Cost $799,005)		799,850
Total Investments (Cost $186,720,635) (b) - 100.5%		223,211,434
Northern Institutional Liquid Assets Portfolio (c) - 9.5%		21,127,045
Liabilities in Excess of Other Assets - (10.0)%		(22,315,695)
TOTAL NET ASSETS - 100.0%		$222,022,784

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $187,349,953 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $68,950,053, and ($33,088,572) respectively, with a net appreciation / (depreciation) of $35,861,481.
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $22,151,506, $21,127,045, and $0, respectively.
(d)	All or a portion of the security is out on loan.
(e)	Securities and other assets with an aggregate value of $350,220 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2008:

Unrealized
Appreciation/
Type	Contracts	(Depreciation)
S&P 500 E-Mini Futures (12/08)	6	($8,616)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices	$244,338,479	$ (8,616)
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$244,338,479	$ (8,616)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

			Shares		Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 13.5%
99 Cents Only Stores (a) (d)			6,999		$76,779
Advance Auto Parts, Inc.			13,971		554,090
Aeropostale, Inc. (a) (d)			9,810		314,999
American Eagle Outfitters, Inc. (d)			30,150		459,787
American Greetings Corp. - Class A (d)			7,150		109,323
AnnTaylor Stores Corp. (a)			8,644		178,412
ArvinMeritor, Inc. (d)			10,858		141,588
Barnes & Noble, Inc. (d)			6,353		165,686
Belo Corp.			13,125		78,225
Blyth, Inc.			3,448		39,100
Bob Evans Farms, Inc. (d)			4,537		123,815
Borders Group, Inc. (d)			8,774		57,557
BorgWarner, Inc. (d)			17,003		557,188
Boyd Gaming Corp. (d)			8,374		78,381
Brinker International, Inc.			14,856		265,774
Callaway Golf Co. (d)			9,708		136,592
Career Education Corp. (a) (d)			13,127		214,626
Carmax, Inc. (a) (d)			32,072		449,008
Charming Shoppes (a) (d)			16,618		81,262
The Cheesecake Factory, Inc. (a) (d)			9,942		145,352
Chico's FAS, Inc. (a) (d)			25,846		141,378
Chipotle Mexican Grill, Inc. - Class A (a) (d)			4,838		268,461
Coldwater Creek, Inc. (a) (d)			8,776		50,813
Collective Brands, Inc. (a) (d)			9,477		173,524
Corinthian Colleges, Inc. (a) (d)			12,481		187,215
DeVry, Inc.			8,780		434,961
Dick's Sporting Goods, Inc. (a) (d)			12,249		239,835
Dollar Tree, Inc. (a)			13,156		478,352
Dreamworks Animation SKG, Inc. (a)			11,656		366,581
Entercom Communications Corp. - Class A (d)			3,918		19,668
Foot Locker, Inc.			22,706		366,929
Furniture Brands International, Inc. (d)			7,236		76,123
Gentex Corp. (d)			20,932		299,328
Guess ?, Inc.			8,075		280,929
Hanesbrands, Inc. (a)			13,786		299,845
Harte-Hanks, Inc. (d)			6,386		66,223
Hovnanian Enterprises, Inc. - Class A (a) (d)			6,740		53,853
International Speedway Corp. - Class A			4,425		172,177
ITT Educational Services, Inc. (a)			4,217		341,197
J Crew Group, Inc. (a) (d)			7,567		216,189
Lamar Advertising Co. - Class A (a) (d)			11,368		351,158
Lear Corp. (a)			11,332		118,986
Life Time Fitness, Inc. (a) (d)			5,027		157,194
Marvel Entertainment, Inc. (a) (d)			7,158		244,374
Matthews International Corp. - Class A			4,573		232,034
MDC Holdings, Inc. (d)			5,162		188,878
Media General, Inc. - Class A (d)			3,360		41,765
Modine Manufacturing Co. (d)			4,735		68,563
Mohawk Industries, Inc. (a) (d)			8,120		547,207
NetFlix, Inc. (a) (d)			6,658		205,599
NVR, Inc. (a)			776		443,872
O'Reilly Automotive, Inc. (a)			19,673		526,646
Pacific Sunwear of California, Inc. (a) (d)			10,220		68,781
PetSmart, Inc. (d)			18,652		460,891
Phillips-Van Heusen Corp.			7,527		285,349
Priceline.com, Inc. (a)			5,664		387,588
Regis Corp.			6,292		173,030
Rent-A-Center, Inc./TX (a) (d)			9,783		217,965
Ross Stores, Inc. (e)			19,460		716,323
Ryland Group, Inc. (d)			6,298		167,023
Saks, Inc. (a) (d)			21,118		195,341
Scholastic Corp.			3,889		99,870
Scientific Games Corp. - Class A (a) (d)			9,500		218,690
Service Corp. International (d)			38,293		320,129
Sotheby's (d)			9,872		198,032
Strayer Education, Inc.			2,085		417,542
Thor Industries, Inc. (d)			5,132		127,376
Timberland Co. - Class A (a) (d)			7,068		122,771
Toll Brothers, Inc. (a) (d)			18,833		475,157
Tupperware Brands Corp.			9,070		250,604
Under Armour, Inc. (a) (d)			5,316		168,836
Urban Outfitters, Inc. (a) (d)			16,650		530,636
Valassis Communications, Inc. (a) (d)			7,169		62,084
Warnaco Group, Inc. (a)			6,668		301,994
Wendys Arbys Group, Inc. (a)			68,879		362,304
Wiley John & Son - Class A			6,585		266,363
Williams-Sonoma, Inc.			12,849		207,897
					18,689,977
Consumer Staples - 3.8%
Alberto-Culver Co.			12,684		345,512
BJ's Wholesale Club, Inc. (a) (d)			8,797		341,851
Church & Dwight, Inc.			9,738		604,632
Corn Products International, Inc.			10,865		350,722
Energizer Holdings, Inc. (a) (d)			8,421		678,312
Hansen Natural Corp. (a) (d)			10,853		328,303
Hormel Foods Corp.			10,538		382,319
The JM Smucker Co.			8,145		412,870
Lancaster Colony Corp. (d)			3,031		114,148
NBTY, Inc. (a)			7,580		223,762
PepsiAmericas, Inc.			8,603		178,254
Ralcorp Holdings, Inc. (a)			8,225		554,447
Ruddick Corp.			5,446		176,723
Smithfield Foods, Inc. (a) (d)			17,128		271,993
Tootsie Roll Industries, Inc. (d)			3,953		114,281
Universal Corp. (d)			3,725		182,860
					5,260,989
Energy - 7.2%
Arch Coal, Inc.			21,121		694,670
Bill Barrett Corp. (a) (d)			4,958		159,201
Cimarex Energy Co. (d)			12,148		594,159
Denbury Resources, Inc. (a)			36,034		686,087
Encore Acquisition Co. (a)			7,826		326,970
Exterran Holdings, Inc. (a) (d)			9,623		307,551
FMC Technologies, Inc. (a)			18,794		874,861
Forest Oil Corp. (a) (d)			13,008		645,197
Frontier Oil Corp.			15,235		280,629
Helix Energy Solutions Group, Inc. (a) (d)			13,436		326,226
Helmerich & Payne, Inc.			15,283		660,073
Newfield Exploration Co. (a)			19,334		618,494
Oceaneering International, Inc. (a)			8,150		434,558
Overseas Shipholding Group, Inc. (d)			3,925		228,867
Patriot Coal Corp. (a)			9,296		270,049
Patterson-UTI Energy, Inc.			22,622		452,892
Plains Exploration & Production Co. (a)			15,793		555,282
Pride International, Inc. (a)			24,594		728,228
Quicksilver Resources, Inc. (a) (d)			16,111		316,259
Superior Energy Services (a)			11,832		368,448
Tidewater, Inc.			7,538		417,304
					9,946,005
Financials - 18.8%
Affiliated Managers Group, Inc. (a)			6,002		497,266
Alexandria Real Estate Equities, Inc.			4,700		528,750
AMB Property Corp.			14,355		650,282
American Financial Group, Inc.			10,375		306,063
AmeriCredit Corp. (a) (d)			16,877		170,964
Apollo Investment Corp. (d)			20,820		354,981
Arthur J. Gallagher & Co. (d)			13,599		348,950
Associated Banc-Corp (d)			18,671		372,487
Astoria Financial Corp. (d)			11,963		247,993
Bancorpsouth, Inc. (d)			10,080		283,550
Bank of Hawaii Corp.			7,027		375,593
BRE Properties (d)			7,478		366,422
Brown & Brown, Inc.			16,697		360,989
Camden Property Trust			7,784		356,974
Cathay General Bancorp (d)			7,239		172,288
City National Corp. (d)			5,901		320,424
The Colonial BancGroup, Inc. (d)			29,608		232,719
Commerce Bancshares, Inc.			9,176		425,766
Cousins Properties, Inc. (d)			5,505		138,891
Cullen/Frost Bankers, Inc.			8,603		516,180
Duke Realty Corp. (d)			21,504		528,568
Eaton Vance Corp.			16,955		597,325
Equity One, Inc. (d)			5,510		112,900
Essex Property Trust, Inc.			3,825		452,612
Everest Re Group Ltd.			9,076		785,346
Federal Realty Investment Trust (d)			8,608		736,845
Fidelity National Financial, Inc. - Class A			31,356		460,933
First American Corp. (d)			13,561		400,050
First Niagara Financial Group, Inc. (d)			17,167		270,380
FirstMerit Corp. (d)			11,856		248,976
The Hanover Insurance Group Inc			7,533		342,902
HCC Insurance Holdings, Inc.			16,185		436,995
Health Care REIT, Inc. (d)			14,189		755,281
Highwoods Properties, Inc. (d)			9,245		328,752
Horace Mann Educators Corp.			6,055		77,928
Hospitality Properties Trust			13,762		282,396
Jefferies Group, Inc. (d)			17,421		390,230
Jones Lang LaSalle, Inc.			5,833		253,619
Liberty Property Trust			13,597		511,927
The Macerich Co. (d)			10,953		697,159
Mack-Cali Realty Corp.			9,620		325,829
Mercury General Corp. (d)			5,220		285,795
Nationwide Health Properties, Inc.			14,131		508,433
New York Community Bancorp, Inc.			49,930		838,325
Old Republic International Corp. (d)			33,766		430,517
Pacwest Bancorp (d)			3,642		104,125
Philadelphia Consolidated Holding Co. (a)			8,477		496,498
The PMI Group, Inc. (d)			12,095		35,680
Potlatch Corp.			5,773		267,810
Protective Life Corp.			10,230		291,657
Raymond James Financial, Inc. (d)			13,832		456,179
Rayonier, Inc. (d)			11,473		543,247
Realty Income Corp. (d)			14,856		380,314
Regency Centers Corp.			10,252		683,706
SEI Investments Co.			18,377		407,969
Stancorp Financial Group, Inc.			7,175		373,100
SVB Financial Group (a) (d)			4,690		271,645
Synovus Financial Corp. (d)			41,314		427,600
TCF Financial Corp.			15,922		286,596
UDR, Inc. (d)			18,799		491,594
Unitrin, Inc. (d)			7,364		183,658
Waddell & Reed Financial, Inc.			12,701		314,350
Washington Federal, Inc. (d)			12,860		237,267
Webster Financial Corp. (d)			7,689		194,147
Weingarten Realty Investors (d)			10,945		390,408
Westamerica Bancorporation (d)			4,255		244,790
Wilmington Trust Corp. (d)			9,866		284,437
WR Berkley Corp.			21,717		511,435
					25,965,767
Health Care - 11.9%
Advanced Medical Optics, Inc. (a) (d)			8,909		158,402
Affymetrix, Inc. (a) (d)			10,346		80,078
Apria Healthcare Group, Inc. (a)			6,534		119,180
Beckman Coulter, Inc.			9,209		653,747
Cephalon, Inc. (a) (d)			9,926		769,166
Cerner Corp. (a) (d)			9,802		437,561
Charles River Laboratories International, Inc. (a) (d)			9,980		554,189
Community Health Systems, Inc. (a) (d)			14,105		413,418
Covance, Inc. (a)			9,209		814,168
Dentsply International, Inc.			21,802		818,447
Edwards Lifesciences Corp. (a)			8,036		464,159
Endo Pharmaceuticals Holdings, Inc. (a) (d)			17,620		352,400
Gen-Probe, Inc. (a)			7,914		419,838
Health Management Associates, Inc. - Class A (a) (d)			35,692		148,479
Health Net, Inc. (a)			15,729		371,204
Henry Schein, Inc. (a) (d)			13,225		712,034
Hill Rom Holdings, Inc. (d)			9,131		276,761
Hologic, Inc. (a) (d)			37,478		724,450
Idexx Laboratories, Inc. (a) (d)			8,833		484,048
Invitrogen Corp. (a)			13,110		495,558
Kindred Healthcare, Inc. (a) (d)			4,439		122,383
Kinetic Concepts, Inc. (a) (d)			7,952		227,348
LifePoint Hospitals, Inc. (a) (d)			7,938		255,127
Lincare Holdings, Inc. (a) (d)			10,723		322,655
Medicis Pharmaceutical Corp. - Class A (d)			8,281		123,470
Omnicare, Inc. (d)			15,296		440,066
PDL BioPharma, Inc.			17,492		162,851
Perrigo Co. (d)			11,377		437,559
Pharmaceutical Product Development, Inc.			17,521		724,493
Psychiatric Solutions, Inc. (a) (d)			8,121		308,192
Resmed, Inc. (a)			11,318		486,674
Sepracor, Inc. (a)			15,797		289,243
STERIS Corp.			8,579		322,399
Techne Corp. (a)			5,666		408,632
United Therapeutics Corp. (a) (d)			3,413		358,945
Universal Health Services, Inc.			7,452		417,536
Valeant Pharmaceuticals International (a) (d)			13,088		267,911
Varian, Inc. (a)			4,326		185,585
VCA Antech, Inc. (a)			12,361		364,279
Vertex Pharmaceuticals, Inc. (a) (d)			21,830		725,629
WellCare Health Plans, Inc. (a) (d)			6,119		220,284
					16,438,548
Industrials - 15.8%
AGCO Corp. (a)			13,439		572,636
Airtran Holdings, Inc. (a) (d)			17,332		42,117
Alaska Air Group, Inc. (a) (d)			5,396		110,024
Alexander & Baldwin, Inc.			6,052		266,470
Alliant Techsystems, Inc. (a) (d)			4,828		453,542
Ametek, Inc.			15,635		637,439
Avis Budget Group, Inc. (a) (d)			14,987		86,025
BE Aerospace, Inc. (a)			14,519		229,836
The Brink's Co.			6,943		423,662
Carlisle Companies., Inc. (d)			8,942		267,992
Con-way Inc. (d)			6,675		294,434
Copart, Inc. (a)			9,957		378,366
Corporate Executive Board Co.			4,995		156,094
Corrections Corp. of America (a)			18,315		455,128
Crane Co.			7,436		220,924
Deluxe Corp.			7,677		110,472
Donaldson Co, Inc. (d)			10,261		430,038
DRS Technologies, Inc. (d)			6,068		465,719
Dun & Bradstreet Corp.			8,181		771,959
Dycom Industries, Inc. (a)			5,890		76,688
Federal Signal Corp.			7,135		97,749
Flowserve Corp.			8,447		749,840
GATX Corp.			7,139		282,490
Graco, Inc. (d)			8,873		315,968
Granite Construction, Inc. (d)			4,767		170,754
Harsco Corp.			12,343		459,036
Herman Miller, Inc. (d)			8,220		201,143
HNI Corp. (d)			6,519		165,191
Hubbell, Inc. - Class B			8,209		287,725
IDEX Corp.			12,056		373,977
JB Hunt Transport Services, Inc. (d)			12,610		420,796
JetBlue Airways Corp. (a) (d)			27,080		134,046
Joy Global, Inc.			15,862		716,011
Kansas City Southern (a) (d)			13,328		591,230
KBR, Inc.			24,871		379,780
Kelly Services, Inc. - Class A			3,335		63,532
Kennametal, Inc. (d)			11,249		305,073
Korn/Ferry International (a) (d)			6,803		121,229
Lincoln Electric Holdings, Inc. (d)			6,265		402,902
Manpower, Inc.			11,624		501,692
Mine Safety Appliances Co. (d)			4,347		165,708
MPS Group, Inc. (a)			13,826		139,366
MSC Industrial Direct Co., Inc. - Class A (d)			6,676		307,563
Navigant Consulting, Inc. (a) (d)			6,691		133,084
Nordson Corp.			4,938		242,505
Oshkosh Truck Corp.			10,916		143,655
Pentair, Inc. (d)			14,515		501,784
Quanta Services, Inc. (a)			25,250		682,002
Republic Services, Inc.			22,924		687,262
Rollins, Inc.			6,312		119,802
Roper Industries, Inc. (d)			13,107		746,575
Saic, Inc. (a)			27,075		547,727
The Shaw Group Inc. (a)			12,144		373,185
SPX Corp.			7,829		602,833
Stericycle, Inc. (a)			12,638		744,505
Sunpower Corp. (a)			2		136
Teleflex, Inc.			5,833		370,337
Thomas & Betts Corp. (a)			7,496		292,869
Timken Co.			14,064		398,714
Trinity Industries, Inc. (d)			11,861		305,184
United Rentals, Inc. (a) (d)			7,738		117,927
URS Corp. (a)			12,371		453,645
Werner Enterprises, Inc. (d)			6,502		141,158
Westinghouse Air Brake Technologies Corp.			7,092		363,323
YRC Worldwide, Inc. (a) (d)			8,349		99,854
					21,870,432
Information Technology - 12.4%
3Com Corp. (a)			59,121		137,752
ACI Worldwide, Inc. (a) (d)			5,094		89,247
Acxiom Corp.			10,117		126,867
ADC Telecommunications, Inc. (a) (d)			17,261		145,855
Adtran, Inc. (d)			8,283		161,436
Advent Software, Inc. (a) (d)			2,660		93,712
Alliance Data Systems Corp. (a) (d)			9,865		625,244
Ansys, Inc. (a)			12,973		491,288
Arrow Electronics, Inc. (a)			17,987		471,619
Atmel Corp. (a)			65,450		221,875
Avnet, Inc. (a)			22,046		542,993
Avocent Corp. (a) (d)			6,632		135,691
Broadridge Financial Solutions, Inc.			20,537		316,064
Cadence Design Systems, Inc. (a)			37,822		255,677
CommScope, Inc. (a) (d)			10,231		354,402
Cree, Inc. (a) (d)			13,135		299,215
Diebold, Inc.			9,649		319,478
Digital River, Inc. (a) (d)			5,438		176,191
DST Systems, Inc. (a) (d)			6,703		375,301
F5 Networks, Inc. (a)			12,002		280,607
Factset Research Systems, Inc.			6,237		325,883
Fair Isaac Corp. (d)			7,126		164,254
Fairchild Semiconductor International, Inc. (a)			18,263		162,358
Flir Systems, Inc. (a) (d)			20,105		772,434
Foundry Networks, Inc. (a)			21,379		389,312
Gartner, Inc. - Class A (a) (d)			9,150		207,522
Global Payments, Inc.			11,656		522,888
Imation Corp.			4,664		105,360
Ingram Micro, Inc. (a)			24,396		392,044
Integrated Device Technology, Inc. (a)			25,091		195,208
International Rectifier Corp. (a)			10,623		202,049
Intersil Corp. - Class A			18,139		300,745
Jack Henry & Associates, Inc. (d)			11,277		229,261
Lam Research Corp. (a) (d)			18,313		576,676
Lender Processing Svcs, Inc. (a)			12,580		383,942
Macrovision Solutions Corp. (a) (d)			12,191		187,498
McAfee, Inc. (a)			22,105		750,686
Mentor Graphics Corp. (a)			13,393		152,011
Metavante Technologies, Inc.			13,136		252,999
National Instruments Corp.			8,276		248,694
NCR Corp. (a)			24,545		541,217
Neustar, Inc. - Class A (a)			11,377		226,289
Palm, Inc. (d)			15,901		94,929
Parametric Technology Corp. (a)			16,867		310,353
Plantronics, Inc. (d)			7,175		161,581
Polycom, Inc. (a) (d)			12,819		296,503
RF Micro Devices, Inc. (a) (d)			39,118		114,225
Semtech Corp. (a) (d)			9,165		127,943
Silicon Laboratories, Inc. (a) (d)			7,138		219,137
SRA International, Inc. - Class A (a)			6,229		140,962
Sybase, Inc. (a)			11,616		355,682
Synopsys, Inc. (a)			20,912		417,194
Tech Data Corp. (a)			7,747		231,248
Trimble Navigation Ltd. (a) (d)			17,748		458,963
Valueclick, Inc. (a)			14,108		144,325
Vishay Intertechnology, Inc. (a)			27,296		180,700
Western Digital Corp. (a)			32,431		691,429
Wind River Systems, Inc. (a)			10,042		100,420
Zebra Technologies Corp. - Class A (a)			9,530		265,410
					17,220,848
Materials - 6.8%
Airgas, Inc.			12,129		602,205
Albemarle Corp.			13,445		414,644
Aptargroup, Inc.			9,966		389,770
Cabot Corp.			9,448		300,257
Carpenter Technology Corp.			7,007		179,730
Chemtura Corp.			35,528		162,008
Cleveland-Cliffs, Inc.			15,416		816,123
Commercial Metals Co.			16,716		282,333
Cytec Industries, Inc.			6,146		239,141
Ferro Corp.			6,498		130,610
FMC Corp.			10,955		562,978
Greif, Inc.			5,082		333,481
Louisiana-Pacific Corp. (d)			15,369		142,932
Lubrizol Corp.			9,988		430,882
Martin Marietta Materials, Inc. (d)			6,057		678,263
Minerals Technologies, Inc.			2,766		164,190
Olin Corp.			10,953		212,488
Packaging Corp of America			13,382		310,195
Reliance Steel & Aluminum Co.			9,295		352,931
RPM International, Inc.			19,101		369,413
Scotts Miracle-Gro Co. - Class A (d)			6,619		156,473
Sensient Technologies Corp.			7,049		198,288
Sonoco Products Co.			14,580		432,734
Steel Dynamics, Inc. (d)			27,687		473,171
Temple-Inland, Inc. (d)			15,570		237,598
Terra Industries, Inc.			13,395		393,813
Valspar Corp. (d)			14,570		324,765
Worthington Industries (d)			9,523		142,274
					9,433,690
Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a)			36,018		111,296
Telephone & Data Systems, Inc.			15,596		557,557
					668,853
Utilities - 7.6%
AGL Resources, Inc.			11,211		351,801
Alliant Energy Corp.			16,187		521,383
Aqua America, Inc. (d)			19,575		348,044
Black Hills Corp. (d)			5,648		175,483
DPL, Inc. (d)			16,649		412,895
Energen Corp.			10,508		475,802
Equitable Resources, Inc.			19,035		698,204
Great Plains Energy, Inc.			17,373		386,028
Hawaiian Electric Industries, Inc. (d)			12,321		358,664
Idacorp, Inc.			6,636		193,041
MDU Resources Group, Inc.			26,796		777,084
National Fuel Gas Co.			11,908		502,280
Northeast Utilities			22,778		584,256
NSTAR (d)			15,646		524,141
OGE Energy Corp.			13,477		416,170
Oneok, Inc.			15,275		525,460
PNM Resources, Inc. (d)			12,668		129,720
Puget Energy, Inc.			19,010		507,567
SCANA Corp.			17,090		665,314
Sierra Pacific Resources			34,299		328,584
Vectren Corp.			11,859		330,273
Westar Energy, Inc. (d)			15,371		354,148
WGL Holdings, Inc. (d)			7,249		235,230
Wisconsin Energy Corp.			17,132		769,227
					10,570,799
TOTAL COMMON STOCKS (Cost $141,027,927)					136,065,908

SHORT TERM INVESTMENTS (e) - 1.3%
Money Market Funds - 1.1%
Northern U.S. Government Select Money Market Fund			1,511,224		1,511,224

			Principal
			Amount		Value
U.S. Treasury Bills - 0.2%
1.783%, 12/04/2008			$250,000		$249,682
TOTAL SHORT TERM INVESTMENTS (Cost $1,760,437)					1,760,906
Total Investments (Cost $142,788,364) (b) - 99.6%					137,826,814
Northern Institutional Liquid Assets Portfolio (c) - 34.5%					47,758,638
Liabilities in Excess of Other Assets - (34.1)%					(47,177,931)
TOTAL NET ASSETS - 100.0%					$138,407,521

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $143,593,995 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $21,396,056, and ($27,163,237), respectively,
	with a net appreciation / (depreciation) of ($5,767,181).
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted
	are $47,895,016, $47,758,638, and $50,604 respectively.
(d)	All or a portion of the security is out on loan.
(e)	Securities and other assets with an aggregate value of $1,825,750 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2008:
				Unrealized
				Appreciation/
Type		Contracts		(Depreciation)
S&P Mid 400 EMINI (12/08)		30		($16,483)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

			Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices			$ 185,585,452	($16,483)
Level 2 - Other significant observable inputs			-	-
Level 3 - Significant unobservable inputs			-	-
Total			$ 185,585,452	($16,483)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Balanced Index Portfolio
		Shares		Value
COMMON STOCKS - 56.8%
Consumer Discretionary - 5.0%
Abercrombie & Fitch Co. - Class A		92		$3,629
Amazon.Com, Inc. (a)		328		23,865
Apollo Group, Inc. - Class A (a)		146		8,658
AutoNation, Inc. (a) (d)		203		2,282
Autozone, Inc. (a)		47		5,797
Bed Bath & Beyond, Inc. (a) (d)		282		8,858
Best Buy Co., Inc.		373		13,987
Big Lots, Inc. (a) (d)		83		2,310
Black & Decker Corp. (d)		67		4,070
Carnival Corp.		465		16,438
CBS Corporation - Class B		729		10,629
Centex Corp.		157		2,543
Coach, Inc. (a)		345		8,639
Comcast Corp. - Class A		2,991		58,713
D.R. Horton, Inc.		341		4,440
Darden Restaurants, Inc.		165		4,724
Dillard's, Inc. - Class A (d)		71		838
The DIRECTV Group, Inc. (a) (d)		718		18,790
Eastman Kodak Co. (d)		359		5,521
Expedia, Inc. (a) (d)		240		3,626
Family Dollar Stores, Inc.		175		4,147
Ford Motor Co. (a) (d)		2,236		11,627
Fortune Brands, Inc.		163		9,350
GameStop Corp. - Class A (a)		180		6,158
Gannett Co., Inc. (d)		273		4,616
The Gap, Inc.		496		8,819
General Motors Corp. (d)		602		5,689
Genuine Parts Co.		166		6,675
The Goodyear Tire & Rubber Co. (a)		263		4,027
H&R Block, Inc.		375		8,531
Harley-Davidson, Inc. (d)		257		9,586
Harman International Industries, Inc.		77		2,623
Hasbro, Inc.		157		5,451
Home Depot, Inc.		1,716		44,427
International Game Technology		336		5,772
Interpublic Group of Companies, Inc. (a) (d)		544		4,216
J.C. Penney Co., Inc.		236		7,868
Johnson Controls, Inc.		632		19,169
Jones Apparel Group, Inc. (d)		136		2,517
KB Home (d)		90		1,771
Kohl's Corp. (a)		334		15,391
Leggett & Platt, Inc. (d)		221		4,816
Lennar Corp. (d)		162		2,461
Limited Brands, Inc.		331		5,733
Liz Claiborne, Inc. (d)		129		2,119
Lowe's Companies, Inc.		1,480		35,061
Macys, Inc.		461		8,289
Marriott International, Inc. - Class A		333		8,688
Mattel, Inc.		390		7,036
McDonald's Corp.		1,146		70,708
The McGraw-Hill Cos., Inc.		350		11,064
Meredith Corp. (d)		41		1,150
The New York Times Co. - Class A (d)		191		2,729
Newell Rubbermaid, Inc.		297		5,126
News Corp. - Class A		2,328		27,913
Nike, Inc. - Class B (d)		384		25,690
Nordstrom, Inc. (d)		200		5,764
Office Depot, Inc. (a)		321		1,868
Omnicom Group, Inc.		348		13,419
Polo Ralph Lauren Corp. (d)		63		4,198
Pulte Homes, Inc. (d)		265		3,702
RadioShack Corp. (d)		170		2,938
Scripps Networks Interact, Inc. Class A(d)		96		3,486
Sears Holdings Corp. (a) (d)		78		7,293
The Sherwin-Williams Co. (d)		111		6,345
Snap-On, Inc.		62		3,265
The Stanley Works		88		3,673
Staples, Inc.		752		16,920
Starbucks Corp. (a)		777		11,554
Starwood Hotels & Resorts Worldwide, Inc. (d)		212		5,966
Target Corp.		787		38,602
Tiffany & Co. (d)		145		5,150
Time Warner, Inc.		3,617		47,419
TJX Companies, Inc.		465		14,192
VF Corp.		104		8,040
Viacom, Inc. - Class B (a)		640		15,898
The Walt Disney Co.		1,925		59,078
The Washington Post Co. - Class B		6		3,341
Wendy's International, Inc. (d)		109		2,437
Whirlpool Corp. (d)		76		6,026
Wyndham Worldwide Corp.		189		2,969
Yum! Brands, Inc.		479		15,620
				924,533
Consumer Staples - 6.9%
Altria Group, Inc.		2,117		42,001
Anheuser-Busch Companies, Inc.		721		46,778
Archer-Daniels-Midland Co.		684		14,986
Avon Products, Inc.		456		18,956
Brown-Forman Corp. - Class B		92		6,607
Campbell Soup Co.		237		9,148
Clorox Co. (d)		140		8,777
The Coca-Cola Co.		2,018		106,712
Coca-Cola Enterprises, Inc. (d)		324		5,433
Colgate-Palmolive Co.		514		38,730
ConAgra Foods, Inc.		460		8,952
Constellation Brands, Inc. - Class A (a)		225		4,828
Costco Wholesale Corp.		438		28,439
CVS Caremark Corp.		1,445		48,639
Dean Foods Co. (a) (d)		151		3,527
The Estee Lauder Companies, Inc.		137		6,838
General Mills, Inc.		339		23,296
The Hershey Co. (d)		179		7,078
HJ Heinz Co.		337		16,840
Kellogg Co.		257		14,418
Kimberly-Clark Corp.		423		27,427
Kraft Foods, Inc. - Class A		1,513		49,551
The Kroger Co.		669		18,384
Lorillard, Inc.		177		12,594
McCormick & Co., Inc.		130		4,998
Molson Coors Brewing Co. - Class B		160		7,480
Pepsi Bottling Group, Inc.		148		4,317
PepsiCo, Inc.		1,602		114,175
Philip Morris International, Inc. (f)		2,172		104,473
Procter & Gamble Co. (f)		3,144		219,105
Reynolds American, Inc. (d)		182		8,849
Safeway, Inc. (d)		471		11,172
Sara Lee Corp.		770		9,725
Supervalu, Inc.		225		4,883
Sysco Corp.		647		19,947
Tyson Foods, Inc. - Class A		315		3,761
UST, Inc.		167		11,112
Walgreen Co.		1,001		30,991
Wal-Mart Stores, Inc. (f)		2,399		143,676
Whole Foods Market, Inc. (d)		164		3,285
WM Wrigley Jr. Co.		232		18,421
				1,289,309
Energy - 7.5%
Anadarko Petroleum Corp.		473		22,945
Apache Corp.		337		35,142
Baker Hughes, Inc.		312		18,888
BJ Services Co.		297		5,682
Cabot Oil & Gas Corp.		105		3,795
Cameron International Corporation (a)		233		8,980
Chesapeake Energy Corp. (d)		521		18,683
Chevron Corp.		2,133		175,930
ConocoPhillips		1,558		114,123
Consol Energy, Inc.		194		8,903
Devon Energy Corp.		451		41,131
El Paso Corp. (d)		745		9,506
ENSCO International, Inc.		146		8,414
EOG Resources, Inc.		262		23,439
Exxon Mobil Corp.		5,437		422,237
Halliburton Co.		882		28,568
Hess Corp.		296		24,296
Marathon Oil Corp.		716		28,547
Murphy Oil Corp.		200		12,828
Nabors Industries Ltd. (a) (d)		301		7,501
National Oilwell Varco, Inc. (a)		420		21,097
Noble Energy, Inc.		183		10,173
Noble Corp.		285		12,512
Occidental Petroleum Corp.		830		58,473
Peabody Energy Corp.		282		12,690
Pioneer Natural Resources Co.		119		6,221
Range Resources Corp.		159		6,816
Rowan Companies, Inc. (d)		129		3,941
Schlumberger Ltd.		1,206		94,177
Smith International, Inc.		213		12,490
Southwestern Energy Co. (a)		368		11,239
Spectra Energy Corp.		671		15,970
Sunoco, Inc.		125		4,448
Tesoro Corp. (d)		160		2,638
Transocean, Inc. (a)		323		35,478
Valero Energy Corp.		534		16,180
Weatherford International Ltd. (a)		718		18,051
Williams Companies, Inc.		591		13,977
XTO Energy, Inc. (d)		552		25,679
				1,401,788
Financials - 9.0%
Aflac, Inc.		481		28,259
The Allstate Corp.		557		25,689
American Cap Ltd (d)		230		5,867
American Express Co.		1,171		41,489
American International Group, Inc.		2,718		9,051
Ameriprise Financial, Inc.		247		9,435
AON Corp.		313		14,072
Apartment Investment & Management Co. (d)		124		4,342
Assurant, Inc.		102		5,610
Avalonbay Communities, Inc.		84		8,267
Bank of America Corp.		4,697		164,395
The Bank Of New York Mellon Corp.		1,156		37,662
BB&T Corp. (d)		584		22,075
Boston Properties, Inc.		127		11,895
Capital One Financial Corp. (d)		379		19,329
CB Richard Ellis Group, Inc. - Class A (a) (d)		250		3,343
The Charles Schwab Corp.		939		24,414
Chubb Corp.		370		20,313
Cincinnati Financial Corp.		200		5,688
CIT Group, Inc. (d)		202		1,406
Citigroup, Inc.		5,499		112,784
CME Group, Inc.		69		25,634
Comerica, Inc. (d)		161		5,279
Developers Diversified Realty Corp.		131		4,151
Discover Financial Services		508		7,021
E*Trade Financial Corp. (a) (d)		566		1,585
Equity Residential		289		12,834
Federated Investors, Inc. - Class B (d)		103		2,972
Fifth Third Bancorp (d)		567		6,747
First Horizon National Corp. (d)		162		1,515
Franklin Resources, Inc.		158		13,925
General Growth Properties, Inc. (d)		309		4,666
Genworth Financial, Inc.		486		4,184
Goldman Sachs Group, Inc.		440		56,320
Hartford Financial Services Group, Inc.		334		13,691
HCP, Inc.		268		10,755
Host Hotels & Resorts, Inc.		606		8,054
Hudson City Bancorp, Inc.		563		10,387
Huntington Bancshares, Inc. (d)		388		3,100
IntercontinentalExchange, Inc. (a)		80		6,454
Invesco Ltd.		374		7,847
Janus Capital Group, Inc. (d)		163		3,958
JPMorgan Chase & Co.		3,812		178,020
KeyCorp (d)		414		4,943
Kimco Realty Corp. (d)		264		9,752
Legg Mason, Inc.		153		5,823
Leucadia National Corp. (d)		195		8,861
Lincoln National Corp.		262		11,216
Loews Corp.		391		15,441
M&T Bank Corp. (d)		88		7,854
Marsh & McLennan Companies, Inc.		553		17,563
Marshall & Ilsley Corp. (d)		300		6,045
MBIA, Inc. (d)		168		1,999
Merrill Lynch & Co., Inc.		1,545		39,089
MetLife, Inc. (d)		713		39,928
MGIC Investment Corp. (d)		151		1,062
Moody's Corp. (d)		228		7,752
Morgan Stanley		1,119		25,737
National City Corp. (d)		674		1,180
Northern Trust Corp.		204		14,729
NYSE Euronext (d)		282		11,049
Plum Creek Timber Co., Inc. (d)		184		9,174
PNC Financial Services Group, Inc.		350		26,145
Principal Financial Group, Inc. (d)		278		12,090
The Progressive Corp.		742		12,911
Prologis		274		11,308
Prudential Financial, Inc.		441		31,752
Public Storage, Inc. (d)		138		13,663
Regions Financial Corp. (d)		739		7,094
Simon Property Group, Inc. (d)		237		22,989
SLM Corp. (a)		473		5,837
Sovereign Bancorp, Inc. (d)		420		1,659
State Street Corp.		431		24,515
SunTrust Banks, Inc.		372		16,736
T. Rowe Price Group, Inc. (d)		281		15,093
Torchmark Corp.		99		5,920
The Travelers Companies, Inc.		611		27,617
Unum Group		399		10,015
U.S. Bancorp		1,761		63,431
Vornado Realty Trust (d)		137		12,460
Wachovia Corp. (d)		2,165		7,578
Wells Fargo & Co.		3,338		125,275
XL Capital Ltd. - Class A (d)		307		5,508
Zions Bancorporation (d)		115		4,451
				1,667,728
Health Care - 7.4%
Abbott Laboratories		1,559		89,767
Aetna, Inc.		490		17,694
Allergan, Inc.		327		16,840
AmerisourceBergen Corp.		179		6,739
Amgen, Inc. (a)		1,100		65,197
Applied Biosystems Inc Del		179		6,131
Barr Pharmaceuticals, Inc. (a)		115		7,509
Baxter International, Inc.		634		41,609
Becton, Dickinson & Co.		260		20,868
Biogen Idec, Inc. (a)		312		15,690
Boston Scientific Corp. (a)		1,427		17,509
Bristol-Myers Squibb Co.		2,001		41,721
C.R. Bard, Inc.		109		10,341
Cardinal Health, Inc.		361		17,790
Celgene Corp. (a)		446		28,223
Cigna Corp. (d)		297		10,092
Coventry Health Care, Inc. (a) (d)		165		5,371
Covidien Ltd.		529		28,439
DaVita, Inc. (a)		112		6,385
Eli Lilly & Co.		1,000		44,030
Express Scripts, Inc. (a)		268		19,784
Forest Laboratories, Inc. (a)		332		9,389
Genzyme Corp. (a)		283		22,892
Gilead Sciences, Inc. (a)		932		42,481
Hospira, Inc. (a)		168		6,418
Humana, Inc. (a) (d)		180		7,416
IMS Health, Inc.		228		4,311
Intuitive Surgical, Inc. (a)		41		9,880
Johnson & Johnson		2,902		201,051
King Pharmaceuticals, Inc. (a)		304		2,912
Laboratory Corp. of America Holdings (a)		123		8,549
McKesson Corp.		281		15,121
Medco Health Solutions, Inc. (a)		513		23,085
Medtronic, Inc.		1,135		56,864
Merck & Co., Inc.		2,169		68,454
Millipore Corp. (a) (d)		59		4,059
Mylan, Inc. (a) (d)		289		3,300
Patterson Companies, Inc. (a) (d)		123		3,740
PerkinElmer, Inc.		126		3,146
Pfizer, Inc.		6,979		128,693
Quest Diagnostics, Inc.		167		8,629
Schering-Plough Corp.		1,639		30,272
St. Jude Medical, Inc. (a)		364		15,830
Stryker Corp.		253		15,762
Tenet Healthcare Corp. (a)		549		3,047
Thermo Fisher Scientific, Inc. (a) (d)		423		23,265
UnitedHealth Group, Inc.		1,241		31,509
Varian Medical Systems, Inc. (a)		133		7,598
Waters Corp. (a)		107		6,225
Watson Pharmaceuticals, Inc. (a)		119		3,392
Wellpoint, Inc. (a)		532		24,882
Wyeth		1,347		49,758
Zimmer Holdings, Inc. (a)		250		16,140
				1,375,799
Industrials - 6.3%
3M Co.		712		48,637
Allied Waste Industries, Inc. (a)		326		3,622
Avery Dennison Corp. (d)		125		5,560
Boeing Co.		759		43,529
Burlington Northern Santa Fe Corp.		297		27,452
C.H. Robinson Worldwide, Inc. (d)		173		8,816
Caterpillar, Inc.		621		37,012
Cintas Corp.		144		4,134
Cooper Industries Ltd. - Class A		176		7,031
CSX Corp.		410		22,374
Cummins, Inc.		217		9,487
Danaher Corp.		270		18,738
Deere & Co.		436		21,582
Dover Corp.		212		8,597
Eaton Corp.		156		8,764
Emerson Electric Co.		789		32,183
Equifax, Inc.		131		4,513
Expeditors International Washington, Inc.		227		7,909
Fastenal Co. (d)		136		6,717
FedEx Corp.		329		26,004
Fluor Corp.		180		10,026
General Dynamics Corp.		403		29,669
General Electric Co.		10,257		261,553
Goodrich Corp.		146		6,074
Honeywell International, Inc.		750		31,162
Illinois Tool Works, Inc.		402		17,869
Ingersoll-Rand Company Ltd. - Class A		290		9,039
ITT Corp.		193		10,733
Jacobs Engineering Group, Inc. (a)		124		6,734
L-3 Communications Holdings, Inc.		134		13,175
Lockheed Martin Corp.		342		37,507
Manitowoc Co.		150		2,333
Masco Corp.		393		7,050
Monster Worldwide, Inc. (a) (d)		152		2,266
Norfolk Southern Corp.		380		25,160
Northrop Grumman Corp.		360		21,794
Paccar, Inc. (d)		392		14,970
Pall Corp.		122		4,196
Parker Hannifin Corp.		179		9,487
Pitney Bowes, Inc.		231		7,683
Precision Castparts Corp.		147		11,581
Raytheon Co.		428		22,902
Robert Half International, Inc. (d)		193		4,777
Rockwell Automation, Inc.		159		5,937
Rockwell Collins, Inc.		174		8,368
RR Donnelley & Sons Co.		256		6,280
Ryder System, Inc. (d)		71		4,402
Southwest Airlines Co. (d)		781		11,332
Terex Corp. (a) (d)		109		3,327
Textron, Inc.		265		7,759
Tyco International Ltd. (d)		488		17,090
Union Pacific Corp.		523		37,217
United Parcel Service, Inc. - Class B		1,032		64,902
United Technologies Corp.		984		59,099
W.W. Grainger, Inc. (d)		66		5,740
Waste Management, Inc.		496		15,619
				1,167,473
Information Technology - 9.1%
Adobe Systems, Inc. (a)		538		21,235
Advanced Micro Devices, Inc. (a) (d)		642		3,370
Affiliated Computer Services, Inc. - Class A (a)		116		5,873
Agilent Technologies, Inc. (a)		364		10,796
Akamai Technologies, Inc. (a)		200		3,488
Altera Corp. (d)		303		6,266
Amphenol Corp. - Class A (a)		183		7,323
Analog Devices, Inc.		323		8,511
Apple, Inc. (a)		909		103,317
Applied Materials, Inc.		1,369		20,713
Autodesk, Inc. (a)		246		8,253
Automatic Data Processing, Inc.		524		22,401
BMC Software, Inc. (a) (d)		209		5,984
Broadcom Corp. - Class A (a)		452		8,421
CA, Inc.		417		8,323
Ciena Corp. (a) (d)		123		1,240
Cisco Systems, Inc. (a)		6,085		137,278
Citrix Systems, Inc. (a)		210		5,305
Cognizant Technology Solutions Corp. - Class A (a)		309		7,054
Computer Sciences Corp. (a)		174		6,993
Compuware Corp. (a)		350		3,391
Convergys Corp. (a) (d)		184		2,720
Corning, Inc.		1,592		24,899
Dell, Inc. (a)		2,042		33,652
eBay, Inc. (a)		1,117		24,998
Electronic Arts, Inc. (a)		335		12,392
EMC Corp. (a)		2,088		24,972
Fidelity National Information Services, Inc.		182		3,360
Fiserv, Inc. (a)		175		8,281
Google, Inc. - Class A (a)		235		94,122
Harris Corp.		140		6,468
Hewlett-Packard Co.		2,491		115,184
Intel Corp.		5,906		110,619
International Business Machines Corp.		1,416		165,615
Intuit, Inc. (a)		354		11,190
Jabil Circuit, Inc.		208		1,984
JDS Uniphase Corp. (a)		278		2,352
Juniper Networks, Inc. (a)		554		11,673
KLA-Tencor Corp. (d)		194		6,140
Lexmark International, Inc. - Class A (a)		101		3,290
Linear Technology Corp. (d)		238		7,297
LSI Corp. (a)		645		3,457
Mastercard, Inc. (d)		79		14,009
MEMC Electronic Materials, Inc. (a)		244		6,895
Microchip Technology, Inc. (d)		204		6,004
Micron Technology, Inc. (a) (d)		878		3,556
Microsoft Corp.		8,242		219,979
Molex, Inc. (d)		187		4,198
Motorola, Inc.		2,281		16,286
National Semiconductor Corp.		250		4,302
NetApp, Inc. (a) (d)		366		6,672
Nortel Networks Corp New (a) (d)		12		27
Novell, Inc. (a)		404		2,077
Novellus Systems, Inc. (a) (d)		101		1,984
Nvidia Corp. (a)		591		6,330
Oracle Corp. (a)		4,007		81,382
Paychex, Inc. (d)		355		11,726
QLogic Corp. (a)		185		2,842
Qualcomm, Inc.		1,636		70,299
Salesforce.com, Inc. (a) (d)		110		5,324
SanDisk Corp. (a) (d)		243		4,751
Sun Microsystems, Inc. (a)		881		6,696
Symantec Corp. (a) (d)		849		16,623
Tellabs, Inc. (a)		509		2,067
Teradata Corp. (a)		223		4,348
Teradyne, Inc. (a)		237		1,851
Texas Instruments, Inc.		1,337		28,746
Total System Services, Inc.		230		3,772
Tyco Electronics Ltd.		483		13,360
Unisys Corp. (a)		404		1,111
VeriSign, Inc. (a) (d)		197		5,138
The Western Union Co.		748		18,453
Xerox Corp.		982		11,322
Xilinx, Inc. (d)		283		6,636
Yahoo!, Inc. (a)		1,420		24,566
				1,693,532
Materials - 1.9%
Air Products & Chemicals, Inc.		213		14,588
AK Steel Holding Corp.		120		3,110
Alcoa, Inc.		824		18,606
Allegheny Technologies, Inc. (d)		109		3,221
Ashland, Inc.		70		2,047
Ball Corp.		99		3,910
Bemis Co.		122		3,198
CF Industries Holdings, Inc.		58		5,305
The Dow Chemical Co.		941		29,905
Eastman Chemical Co.		78		4,295
Ecolab, Inc. (d)		186		9,025
EI Du Pont de Nemours & Co.		910		36,673
Freeport-McMoRan Copper & Gold, Inc. - Class B (d)		388		22,058
Hercules, Inc.		136		2,691
International Flavors & Fragrances, Inc.		91		3,591
International Paper Co. (d)		455		11,912
Massey Energy Co. (d)		87		3,103
MeadWestvaco Corp. (d)		214		4,988
Monsanto Co.		555		54,934
Newmont Mining Corp.		480		18,605
Nucor Corp.		332		13,114
Pactiv Corp. (a) (d)		139		3,451
PPG Industries, Inc.		174		10,148
Praxair, Inc.		317		22,742
Rohm & Haas Co.		134		9,380
Sealed Air Corp.		202		4,442
Sigma-Aldrich Corp.		139		7,286
Titanium Metals Corp. (d)		100		1,134
United States Steel Corp.		126		9,779
Vulcan Materials Co. (d)		119		8,865
Weyerhaeuser Co. (d)		223		13,509
				359,615
Telecommunication Services - 1.7%
American Tower Corp. - Class A (a)		401		14,424
AT&T, Inc.		6,117		170,787
CenturyTel, Inc.		118		4,325
Embarq Corp.		176		7,137
Frontier Communications Corp.		424		4,876
Qwest Communications International, Inc. (d)		1,802		5,820
Sprint Nextel Corp.		3,024		18,446
Verizon Communications, Inc.		2,880		92,419
Windstream Corp. (d)		453		4,956
				323,190
Utilities - 2.0%
The AES Corp. (a)		712		8,323
Allegheny Energy, Inc. (d)		193		7,097
Ameren Corp.		240		9,367
American Electric Power Co., Inc.		426		15,775
Centerpoint Energy, Inc.		399		5,813
CMS Energy Corp.		261		3,255
Consolidated Edison, Inc. (d)		289		12,415
Constellation Energy Group, Inc.		193		4,690
Dominion Resources, Inc.		584		24,983
DTE Energy Co.		174		6,981
Duke Energy Corporation		1,341		23,374
Dynegy, Inc. - Class A (a) (d)		500		1,790
Edison International		347		13,845
Entergy Corp.		194		17,268
Exelon Corp.		663		41,517
FirstEnergy Corp.		308		20,633
FPL Group, Inc.		413		20,774
Integrys Energy Group, Inc. (d)		82		4,095
Nicor, Inc. (d)		48		2,129
NiSource, Inc.		342		5,048
Pepco Holdings, Inc.		220		5,040
PG&E Corp.		377		14,119
Pinnacle West Capital Corp. (d)		117		4,026
PPL Corp.		396		14,660
Progress Energy, Inc. (d)		276		11,904
Public Service Enterprise Group, Inc.		541		17,739
Questar Corp.		176		7,202
Sempra Energy		253		12,769
Southern Co.		807		30,416
TECO Energy, Inc. (d)		244		3,838
Xcel Energy, Inc.		475		9,495
				380,380
TOTAL COMMON STOCKS (Cost $9,356,405)				10,583,347

		Principal
		Amount		Value
CORPORATE BONDS - 8.8%
Consumer Staples - 0.5%
Campbell Soup Co.
5.875%, 10/01/2008		$100,000		$100,000
Energy - 3.4%
Apache Corp.
5.625%, 01/15/2017 (d)		100,000		93,965
Burlington Resources Finance Co.
6.500%, 12/01/2011		150,000		156,191
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)		125,000		130,857
Conoco Funding Co.
6.350%, 10/15/2011		50,000		51,781
Public Service of North Carolina, Inc.
6.625%, 02/15/2011		150,000		152,766
XTO Energy, Inc.
4.625%, 06/15/2013		50,000		46,905
				632,465
Financials - 3.5%
Bank of America Corp.
5.750%, 12/01/2017		100,000		84,799
Goldman Sachs Group, Inc.
5.350%, 01/15/2016		100,000		80,878
Morgan Stanley
6.625%, 04/01/2018		150,000		99,268
Union Planters Corp.
4.375%, 12/01/2010		190,000		173,248
U.S. Bank NA
4.950%, 10/30/2014		100,000		96,875
Wells Fargo & Co
4.375%, 01/31/2013 (d)		125,000		114,903
				649,971
Industrials - 1.4%
Honeywell International, Inc.
7.500%, 03/01/2010		125,000		131,461
Masco Corp.
5.875%, 07/15/2012		125,000		119,407
				250,868
TOTAL CORPORATE BONDS (Cost $1,778,656)				1,633,304
MORTGAGE BACKED SECURITIES - 14.7%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029		120,395		126,609
Pool #653650, 6.500%, 08/01/2032		61,874		63,550
Pool #722267, 5.500%, 07/01/2033		212,261		212,297
Pool #732114, 6.000%, 08/01/2033		128,301		130,562
Pool #357457, 5.500%, 11/01/2033		403,434		403,503
Pool #903724, 7.500%, 11/01/2036		230,352		242,031
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018		451,447		452,144
Pool #E9-9160, 4.500%, 09/01/2018		95,528		94,004
Pool #G0-8146, 6.000%, 08/01/2036		539,785		546,936
Ginnie Mae Pool
Pool #003583M 5.500%, 07/20/2034		461,569		461,166
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,757,443)				2,732,802
U.S. GOVERNMENT AGENCY ISSUES - 6.1%
Federal National Mortgage Association
5.050%, 02/07/2011		1,100,000		1,142,977
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,103,955)				1,142,977
U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Bonds - 3.3%
5.250%, 11/15/2028 (d)		450,000		498,551
6.125%, 08/15/2029 (d)		100,000		123,258
				621,809
U.S. Treasury Notes - 7.1%
4.500%, 02/15/2009 (d)		200,000		202,312
6.000%, 08/15/2009 (d)		50,000		51,746
5.750%, 08/15/2010 (d)		180,000		192,769
4.250%, 01/15/2011 (d)		200,000		210,438
4.750%, 01/31/2012 (d)		150,000		160,746
4.750%, 05/15/2014 (d)		150,000		163,828
5.125%, 05/15/2016 (d)		300,000		330,141
				1,311,980
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,834,325)				1,933,789

INVESTMENT COMPANIES - 0.4%
iShares Lehman Aggregate Bond Fund		800		78,872
TOTAL INVESTMENT COMPANIES (Cost $79,739)				78,872

SHORT TERM INVESTMENTS (f) - 3.0%
Money Market Funds - 2.7%
Northern U.S. Government Select Money Market Fund		497,723		497,723

		Principal
		Amount		Value
U.S. Treasury Bills - 0.3%
1.783%, 12/04/2008		$50,000		$49,937
TOTAL SHORT TERM INVESTMENTS (Cost $547,566)				547,660
Total Investments (Cost $17,458,089) (c) - 100.2%				18,652,751
Northern Institutional Liquid Assets Portfolio (e) - 17.1%				3,188,032
Liabilities in Excess of Other Assets - (17.3)%				(3,226,793)
TOTAL NET ASSETS - 100.0%				$18,613,990

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $17,491,957 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $3,026,410 and ($1,865,616), respectively, with a net appreciation / (depreciation) of $1,160,794.
(d) All or a portion of the security is out on loan.
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,128,828, $3,188,032, and $0, respectively.
(f)	Securities and other assets with an aggregate value of $525,330 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2008:

			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
S&P 500 E-Mini Futures (12/08)	9		($1,264)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

			Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices			$ 16,331,702	($1,264)
Level 2 - Other significant observable inputs			5,509,083	-
Level 3 - Significant unobservable inputs			-	-
Total			$ 21,840,785	($1,264)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Nasdaq-100 Index Portfolio

	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 13.2%
Amazon.Com, Inc. (a)	4,788	$348,375
Apollo Group, Inc. - Class A (a)	2,697	159,932
Ascent Media Corp. (a)	1	11
Bed Bath & Beyond, Inc. (a) (c)	5,895	185,162
Comcast Corp. - Class A	24,273	476,479
The DIRECTV Group, Inc. (a) (c)	13,602	355,964
Discovery Communications - Class A (a)	2,055	29,277
Discovery Communications - Class K (a)	2,055	29,092
Dish Network Corp. - Class A (a)	3,757	78,897
Expedia, Inc. (a)	4,859	73,419
Focus Media Holding Ltd. - ADR (a) (c)	1,905	54,312
Garmin Ltd. (c)	3,236	109,830
Lamar Advertising Co. - Class A (a) (c)	1,275	39,385
Liberty Global, Inc. - Class A (a) (c)	2,644	80,113
Liberty Media Corp. - Interactive (a)	9,163	118,294
PetSmart, Inc. (c)	2,178	53,818
Sears Holdings Corp. (a) (c)	2,229	208,411
Sirius XM Radio, Inc. (a) (c)	59,559	33,949
Staples, Inc.	8,041	180,923
Starbucks Corp. (a)	17,105	254,351
Virgin Media, Inc.	6,178	48,806
Wynn Resorts Ltd (c)	1,904	155,443
		3,074,243
Consumer Staples - 1.5%
Costco Wholesale Corp.	3,855	250,305
Hansen Natural Corp. (a) (c)	1,538	46,524
Whole Foods Market, Inc. (c)	2,418	48,433
		345,262
Health Care - 16.5%
Amgen, Inc. (a)	8,300	491,941
Amylin Pharmaceuticals, Inc. (a) (c)	2,299	46,486
Biogen Idec, Inc. (a)	5,315	267,291
Celgene Corp. (a)	7,590	480,295
Cephalon, Inc. (a) (c)	1,116	86,479
Dentsply International, Inc.	2,403	90,209
Express Scripts, Inc. (a)	3,705	273,503
Genzyme Corp. (a)	5,669	458,565
Gilead Sciences, Inc. (a)	15,248	695,004
Henry Schein, Inc. (a) (c)	1,500	80,760
Hologic, Inc. (a) (c)	4,535	87,662
Intuitive Surgical, Inc. (a)	654	157,601
Patterson Companies, Inc. (a) (c)	2,009	61,094
Teva Pharmaceutical Industries, Ltd. - ADR (c)	10,594	485,099
Vertex Pharmaceuticals, Inc. (a) (c)	2,538	84,363
		3,846,352
Industrials - 4.6%
C.H. Robinson Worldwide, Inc. (c)	2,829	144,166
Cintas Corp.	3,107	89,202
Expeditors International Washington, Inc.	3,521	122,672
Fastenal Co. (c)	2,391	118,091
Foster Wheeler Ltd (a)	2,538	91,647
Joy Global, Inc.	1,782	80,439
Monster Worldwide, Inc. (a) (c)	2,190	32,653
Paccar, Inc. (c)	6,862	262,060
Ryanair Holdings PLC - ADR (a) (c)	1,960	43,963
Stericycle, Inc. (a)	1,512	89,072
		1,073,965
Information Technology - 61.0%
Activision Blizzard, Inc. (a)	19,811	305,684
Adobe Systems, Inc. (a)	8,749	345,323
Akamai Technologies, Inc. (a)	2,818	49,146
Altera Corp. (c)	7,123	147,304
Apple, Inc. (a)	20,803	2,364,469
Applied Materials, Inc.	11,676	176,658
Autodesk, Inc. (a)	3,946	132,388
Baidu.com - ADR - (a) (c)	445	110,462
Broadcom Corp. - Class A (a)	6,762	125,976
CA, Inc.	8,377	167,205
Cadence Design Systems, Inc. (a)	4,664	31,529
Check Point Software Technologies (a)	3,563	81,023
Cisco Systems, Inc. (a)	35,528	801,512
Citrix Systems, Inc. (a)	3,648	92,148
Cognizant Technology Solutions Corp. - Class A (a)	4,860	110,954
Dell, Inc. (a)	12,131	199,919
eBay, Inc. (a)	16,323	365,309
Electronic Arts, Inc. (a)	5,412	200,190
Fiserv, Inc. (a)	3,454	163,443
Flextronics International Ltd. (a)	15,300	108,324
Flir Systems, Inc. (a) (c)	2,489	95,627
Google, Inc. - Class A (a)	2,449	980,873
Iac Interactivecorp (a) (c)	2,489	43,060
Infosys Technologies Ltd. - ADR (c)	1,940	64,621
Intel Corp.	33,145	620,806
Intuit, Inc. (a)	6,807	215,169
Juniper Networks, Inc. (a)	5,956	125,493
KLA-Tencor Corp.	3,558	112,611
Lam Research Corp. (a) (c)	2,228	70,160
Linear Technology Corp. (c)	4,983	152,779
Logitech International S.A. (a) (c)	2,941	68,584
Marvell Technology Group Ltd. (a)	9,710	90,303
Microchip Technology, Inc. (c)	2,577	75,841
Microsoft Corp.	52,898	1,411,848
NetApp, Inc. (a)	5,764	105,078
Nvidia Corp. (a)	9,206	98,596
Oracle Corp. (a)	36,237	735,973
Paychex, Inc. (c)	5,767	190,484
Qualcomm, Inc.	33,304	1,431,073
Research In Motion Ltd. (a) (c)	9,506	649,260
SanDisk Corp. (a) (c)	3,560	69,598
Sun Microsystems, Inc. (a)	5,519	41,944
Symantec Corp. (a) (c)	14,765	289,099
VeriSign, Inc. (a) (c)	3,067	79,987
Xilinx, Inc. (c)	6,172	144,733
Yahoo!, Inc. (a)	11,216	194,037
		14,236,603
Materials - 0.7%
Sigma-Aldrich Corp.	2,037	106,779
Steel Dynamics, Inc. (c)	3,565	60,926
		167,705
Telecommunication Services - 1.4%
Leap Wireless International, Inc. (a) (c)	1,200	45,720
Level 3 Communications, Inc. (a) (c)	25,652	69,260
Millicom International Cellular S.A. (c)	1,764	121,134
NII Holdings, Inc. (a)	2,714	102,915
		339,029
TOTAL COMMON STOCKS (Cost $18,614,625)		23,083,159

SHORT TERM INVESTMENTS (e) - 1.2%
Money Market Funds - 0.5%
Northern U.S. Government Select Money Market Fund	125,250	125,250

	Principal
	Amount	Value
U.S. Treasury Bills - 0.7%
1.783%, 12/04/2008	$150,000	$149,809
TOTAL SHORT TERM INVESTMENTS (Cost $274,778)		275,059
Total Investments (Cost $18,889,403) (b) - 100.1%		23,358,218
Northern Institutional Liquid Assets Portfolio (d) - 22.4%		5,227,332
Liabilities in Excess of Other Assets - (22.5)%		(5,251,168)
TOTAL NET ASSETS - 100.0%		$23,334,382

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $19,720,705 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $6,394,462 and ($2,756,949), respectively, with a net appreciation / (depreciation) of $3,637,513.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $5,383,820, $5,227,332, and $0, respectively.
(e)	Securities and other assets with an aggregate value of $255,080 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2008:

Unrealized
Appreciation/
Type	Contracts	(Depreciation)
Nasdaq 100 E-Mini (12/08)	8	($17,808)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices	$28,585,550	$ (17,808)
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$28,585,550	$ (17,808)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 99.4%
Capital Goods - 11.8%
AAR Corp. (a) (c)	3,087	$51,213
ACCO Brands Corp. (a) (c)	4,316	32,543
Accuride Corp. (a) (c)	2,824	4,518
Actuant Corp. - Class A (c)	4,452	112,368
Advanced Energy Industries, Inc. (a)	2,611	35,718
Aerovironment, Inc. (a)	817	26,103
Airtran Holdings, Inc. (a) (c)	9,320	22,648
Airvana, Inc. (a) (c)	1,921	11,315
Alamo Group, Inc.	494	8,423
Alaska Air Group, Inc. (a)	2,867	58,458
Allegiant Travel Co. (a)	1,089	38,463
Altra Holdings, Inc. (a)	2,105	31,070
AM Castle & Co. (c)	1,315	22,723
American Axle & Manufacturing Holdings, Inc. (c)	3,670	19,671
American Commercial Lines, Inc. (a) (c)	2,846	30,281
American Ecology Corp.	1,297	35,888
American Railcar Industries, Inc. (c)	744	11,934
American Superconductor Corp. (a) (c)	3,347	78,889
Amerigon, Inc. (a) (c)	1,764	11,607
AO Smith Corp. (c)	1,591	62,351
Applied Industrial Technologies, Inc. (c)	3,371	90,781
Applied Signal Technology, Inc. (c)	1,004	17,450
ARGON ST, Inc. (a) (c)	1,043	24,500
Arkansas Best Corp. (c)	1,804	60,777
Arlington Tankers Ltd	1,013	15,580
Arris Group, Inc. (a) (c)	9,767	75,499
ArvinMeritor, Inc. (c)	5,872	76,571
Ascent Solar Technologies Inc Com (a) (c)	595	3,618
Astec Industries, Inc. (a) (c)	1,457	44,919
Asyst Technologies, Inc. (a) (c)	3,801	9,122
ATC Technology Corp. (a) (c)	1,692	40,168
Atlas Air Worldwide Holdings, Inc. (a) (c)	1,059	42,688
ATMI, Inc. (a)	2,558	45,993
Audiovox Corp. (a) (c)	1,390	13,024
Axcelis Technologies, Inc. (a) (c)	8,163	13,877
Axsys Technologies, Inc. (a)	696	41,022
AZZ, Inc. (a) (c)	967	40,005
Badger Meter, Inc. (c)	1,162	54,556
Baldor Electric Co. (c)	3,675	105,877
Beacon Power Corp. (a) (c)	7,067	10,247
Beazer Homes USA, Inc. (a) (c)	3,012	18,012
Belden, Inc.	3,467	110,216
Blount International, Inc. (a) (c)	3,040	33,835
Briggs & Stratton Corp. (c)	3,949	63,895
Bristow Group, Inc. (a) (c)	1,922	65,040
Brooks Automation, Inc. (a) (c)	5,059	42,293
Cai International, Inc. (a) (c)	587	6,492
Cascade Corp. (c)	723	31,675
Cavco Industries, Inc. (a) (c)	516	18,653
Celadon Group, Inc. (a)	1,741	19,969
Champion Enterprises, Inc. (a) (c)	6,189	34,349
Chart Industries, Inc. (a) (c)	2,257	64,460
Cognex Corp. (c)	3,339	67,314
Cohu, Inc. (c)	1,838	29,077
Colfax Corp. (a) (c)	1,719	28,725
Columbus McKinnon Corp. NY (a)	1,514	35,685
Commercial Vehicle Group, Inc. (a) (c)	1,717	12,208
Cooper Tire & Rubber Co. (c)	4,750	40,850
CTS Corp. (c)	2,681	34,263
Curtiss-Wright Corp. (c)	3,566	162,075
Cymer, Inc. (a) (c)	2,383	60,361
Dana Holding Corp. (a) (c)	7,887	38,173
Darling International, Inc. (a)	6,493	72,137
Dionex Corp. (a)	1,460	92,783
Dorman Products, Inc. (a) (c)	875	10,964
Ducommun, Inc. (a)	842	20,107
DXP Enterprises, Inc. (a) (c)	286	15,247
Dynamex, Inc. (a)	725	20,634
Eagle Bulk Shipping, Inc. (c)	3,728	51,968
Electro Scientific Industries, Inc. (a)	2,161	30,729
Emcore Corp. (a) (c)	5,846	28,879
Energysolutions, Inc.	2,646	26,460
EnPro Industries, Inc. (a) (c)	1,610	59,828
Entegris, Inc. (a) (c)	9,101	44,049
ESCO Technologies, Inc. (a) (c)	2,067	99,567
Esterline Technologies Corp. (a)	2,344	92,799
FARO Technologies, Inc. (a) (c)	1,329	27,072
Federal Signal Corp. (c)	3,825	52,403
FEI Co. (a) (c)	2,906	69,192
Flanders Corp. (a)	1,282	8,077
Fleetwood Enterprises, Inc. (a) (c)	4,955	5,054
Flow International Corp. (a) (c)	2,995	15,215
Force Protection, Inc. (a) (c)	5,262	14,102
Forward Air Corp. (c)	2,297	62,547
Franklin Electric Co., Inc. (c)	1,822	81,170
Freightcar America, Inc.	945	27,660
Fuel Systems Solutions, Inc. (a) (c)	964	33,210
Fuel Tech, Inc. (a) (c)	1,411	25,525
Fushi Copperweld, Inc. (a) (c)	1,149	11,134
Gehl Co. (a)	828	24,368
Genco Shipping & Trading Ltd (c)	1,771	58,868
General Maritime Corp. (c)	2,127	41,434
Genesee & Wyoming, Inc. - Class A (a) (c)	2,444	91,699
Golar LNG Ltd. (c)	2,815	37,383
The Gorman-Rupp Co. (c)	1,144	43,152
GrafTech International Ltd. (a)	9,488	143,364
Graham Corp. (c)	396	21,424
Greenbrier Cos., Inc. (c)	1,305	25,461
Gulfmark Offshore, Inc. (a) (c)	1,792	80,425
Harbin Electric, Inc. (a) (c)	500	5,925
Hawaiian Holdings, Inc. (a) (c)	3,167	29,390
Hayes Lemmerz International, Inc. (a)	7,710	21,048
Headwaters, Inc. (a) (c)	3,346	44,669
Heartland Express, Inc. (c)	4,452	69,095
Heico Corp. (c)	1,766	57,960
Herman Miller, Inc. (c)	4,472	109,430
HNI Corp. (c)	3,541	89,729
Horizon Lines Inc. - Class A (c)	2,384	23,530
Hovnanian Enterprises, Inc. (a) (c)	3,696	29,531
HUB Group, Inc. - Class A (a) (c)	2,945	110,879
Hurco Cos, Inc. (a) (c)	512	15,140
International Shipholding Corp. (a) (c)	483	10,578
Intevac, Inc. (a) (c)	1,729	18,397
JetBlue Airways Corp. (a) (c)	13,762	68,122
K Tron Intl, Inc. (a)	193	24,864
Kadant, Inc. (a)	1,111	25,297
Key Technology, Inc. (a)	449	10,641
Kimball International, Inc. - Class B	2,544	27,475
Knight Transportation, Inc. (c)	4,562	77,417
Knightsbridge Tankers Ltd. (c)	1,363	36,079
Knoll, Inc. (c)	3,838	58,031
Kulicke & Soffa Industries, Inc. (a) (c)	4,265	19,235
L-1 Identity Solutions, Inc. (a) (c)	5,187	79,257
Ladish Co., Inc. (a) (c)	1,161	23,510
Lear Corp. (a)	5,107	53,624
Lindsay Co. (c)	950	69,113
Littelfuse, Inc. (a)	1,727	51,344
LMI Aerospace, Inc. (a)	692	13,916
Ltx-credence Corp. (a) (c)	4,797	8,347
M/I Homes, Inc. (c)	1,117	25,445
Marine Products Corp. (c)	813	6,748
Marten Transport Ltd. (a)	1,218	23,763
MasTec, Inc. (a)	3,422	45,478
Mattson Technology, Inc. (a) (c)	4,052	19,166
Measurement Specialties, Inc. (a) (c)	1,150	20,056
Meritage Homes Corp. (a) (c)	2,446	60,416
Met Pro Corp. (c)	1,199	17,493
Metalico, Inc. (a) (c)	1,927	11,369
Middleby Corp. (a) (c)	1,352	73,427
Mine Safety Appliances Co. (c)	2,471	94,195
MKS Instruments, Inc. (a) (c)	3,970	79,043
Modine Manufacturing Co. (c)	2,571	37,228
Moog, Inc. (a)	3,396	145,621
MTS Systems Corp. (c)	1,398	58,856
NACCO Industries, Inc.	474	44,802
Nordic American Tanker Shipping (c)	2,739	87,812
Nordson Corp. (c)	2,685	131,860
Odyssey Marine Exploration, Inc. (a) (c)	3,831	17,393
Old Dominion Freight Line (a) (c)	2,205	62,490
Opnext, Inc. (a) (c)	1,520	6,977
Orbital Sciences Corp. (a) (c)	4,664	111,796
Orion Energy Systems, Inc. (a) (c)	723	4,056
OYO Geospace Corp. (a) (c)	325	12,766
Pacer International, Inc. (c)	2,764	45,523
Palm Harbor Homes, Inc. (a) (c)	644	6,382
Park-Ohio Holdings Corp. (a)	651	11,646
Patriot Transportation Holding, Inc. (a)	127	10,033
PHI, Inc. (a)	1,087	40,143
Photon Dynamics, Inc. (a) (c)	1,415	21,720
Photronics, Inc. (a) (c)	3,214	6,042
Plantronics, Inc. (c)	3,900	87,828
PMFG, Inc. (a) (c)	1,034	14,983
Polaris Industries, Inc. (c)	2,626	119,457
Polycom, Inc. (a) (c)	6,976	161,355
Powell Industries, Inc. (a)	590	24,078
Power-One, Inc. (a) (c)	5,945	8,620
Powerwave Technologies, Inc. (a) (c)	10,470	41,461
Preformed Line Products Co. (c)	216	12,601
Presstek, Inc. (a) (c)	2,198	12,397
Quantum Fuel Systems Technologies Worldwide, Inc. (a) (c)	5,527	7,130
Raser Technologies, Inc. (a) (c)	3,590	30,515
Regal-Beloit Corp.	2,563	108,979
Republic Airways Holdings, Inc. (a) (c)	2,785	28,379
Robbins & Myers, Inc.	2,235	69,129
Rofin-Sinar Technologies, Inc. (a)	2,366	72,423
Rudolph Technologies, Inc. (a) (c)	2,436	20,414
Ryland Group, Inc. (c)	3,377	89,558
Saia, Inc. (a)	1,029	13,665
Semitool, Inc. (a) (c)	1,797	14,699
Ship Finance International Ltd. (c)	3,362	72,485
Skyline Corp. (c)	544	14,378
Skywest, Inc. (c)	4,650	74,307
Sonic Solutions, Inc. (a) (c)	1,805	7,942
Spartan Motors, Inc. (c)	2,476	7,874
Standard-Pacific Corp. (c)	9,850	48,364
Standex International Corp.	996	27,639
Stoneridge, Inc. (a) (c)	1,166	13,118
Sun Hydraulics Corp. (c)	929	24,191
Superior Industries International (c)	1,837	35,197
Symmetricom, Inc. (a)	3,578	17,783
Synthesis Energy Systems, Inc. (a) (c)	1,536	7,450
TAL International Group, Inc.	1,136	23,652
Taser International, Inc. (a) (c)	4,987	35,657
TBS International Ltd. - Class A (a) (c)	835	11,239
Team, Inc. (a) (c)	1,471	53,133
Technitrol, Inc. (c)	3,261	48,230
Tecumseh Products Co. (a)	1,299	32,527
Teledyne Technologies, Inc. (a) (c)	2,824	161,420
Tennant Co. (c)	1,323	45,326
Tenneco, Inc. (a) (c)	3,714	39,480
Textainer Group Holdings Ltd. (c)	769	11,681
Thermadyne Hldgs Corp. (a)	1,066	17,770
Titan International, Inc. (c)	2,733	58,268
Titan Machinery, Inc. (a) (c)	583	12,132
TransDigm Group, Inc. (a) (c)	2,648	90,641
Triumph Group, Inc.	1,317	60,200
TurboChef Technologies, Inc. (a) (c)	1,881	11,568
Twin Disc, Inc.	694	9,549
US Airways Group, Inc. (a) (c)	9,033	54,469
Ual Corp. (c)	10,021	88,085
Ultra Clean Holdings (a) (c)	1,549	7,807
Ultrapetrol Bahamas Ltd (a) (c)	1,992	15,637
Ultratech, Inc. (a) (c)	1,863	22,542
Universal Truckload Services, Inc. (a) (c)	475	11,571
Veeco Instruments, Inc. (a) (c)	2,540	37,617
Vicor Corp. (c)	1,546	13,728
Visteon Corp. (a) (c)	10,425	24,186
Wabash National Corp. (c)	2,447	23,124
Watts Water Technologies, Inc. (c)	2,327	63,643
Werner Enterprises, Inc. (c)	3,388	73,553
Westinghouse Air Brake Technologies Corp.	3,857	197,594
Winnebago Industries, Inc. (c)	2,287	29,548
Wonder Auto Technology, Inc. (a) (c)	1,171	7,506
Woodward Governor Co.	4,678	164,993
Yrc Worldwide, Inc. (a) (c)	4,550	54,418
Zygo Corp. (a) (c)	1,269	15,964
		9,754,343
Consumer Discretionary - 15.6%
1-800-FLOWERS.COM, Inc. - Class A (a) (c)	2,081	12,528
99 Cents Only Stores (a) (c)	3,606	39,558
A H Belo Corp. - Class A (c)	1,632	8,421
Aaron Rents, Inc. (c)	3,616	97,885
ABM Industries, Inc. (c)	3,484	76,091
Administaff, Inc.	1,718	46,764
Aeropostale, Inc. (a) (c)	5,330	171,146
AFC Enterprises (a)	2,011	14,600
Ambassadors Group, Inc.	1,521	24,199
Amerco, Inc. (a) (c)	748	31,364
American Apparel, Inc. (a) (c)	2,699	22,132
American Greetings Corp. - Class A (c)	3,892	59,509
American Public Education, Inc. (a) (c)	878	42,390
American Woodmark Corp. (c)	839	18,836
America's Car Mart, Inc. (a) (c)	800	14,872
Ameristar Casinos, Inc. (c)	2,025	28,735
AMN Healthcare Services, Inc. (a) (c)	2,673	46,965
Arbitron, Inc.	2,174	97,156
Asbury Automotive Group, Inc.	2,544	29,307
Bally Technologies, Inc. (a)	4,359	131,991
Bebe Stores, Inc. (c)	3,059	29,886
Belo Corp. - Class A (c)	7,101	42,322
Bidz Com, Inc. (a) (c)	462	4,001
Big 5 Sporting Goods Corp. (c)	1,740	17,957
BJ's Restaurants, Inc. (a) (c)	1,387	16,561
Blockbuster, Inc. - Class A (a) (c)	14,099	28,903
Blue Nile, Inc. (a) (c)	1,064	45,614
Blyth, Inc.	1,947	22,079
Bob Evans Farms, Inc. (c)	2,470	67,406
Borders Group, Inc. (c)	4,821	31,626
Bowne & Co, Inc.	2,143	24,752
Brightpoint, Inc. (a)	3,914	28,181
Brown Shoe Co, Inc. (c)	3,387	55,479
The Buckle Inc. (c)	1,233	68,481
Buffalo Wild Wings, Inc. (a) (c)	1,419	57,101
Build-A-Bear-Workshop, Inc. (a) (c)	1,323	9,631
Cabela's, Inc. (a) (c)	3,130	37,810
Cache, Inc. (a) (c)	862	5,922
California Pizza Kitchen, Inc. (a)	1,678	21,596
Callaway Golf Co. (c)	5,281	74,304
Capella Education Company (a) (c)	1,135	48,646
Carter's, Inc. (a) (c)	4,507	88,923
Casella Waste Systems, Inc. (a)	1,794	21,062
Casual Male Retail Group, Inc. (a) (c)	2,778	10,918
The Cato Corp. - Class A	2,148	37,697
CBIZ, Inc. (a) (c)	3,566	30,133
CBRL Group, Inc. (c)	1,765	46,419
CDI Corp. (c)	1,062	23,714
CEC Entertainment, Inc. (a) (c)	1,599	53,087
Central Garden & Pet Co. - Class A (a)	5,129	30,518
Cenveo, Inc. (a) (c)	3,827	29,430
Charlotte Russe Holding, Inc. (a) (c)	1,662	17,035
Charming Shoppes, Inc. (a) (c)	8,975	43,888
Charter Communications, Inc. - Class A (a) (c)	31,707	23,146
The Cheesecake Factory (a) (c)	5,344	78,129
Chemed Corp. (c)	1,891	77,644
Cherokee, Inc. (c)	601	13,210
Chico's FAS, Inc. (a) (c)	14,059	76,903
The Children's Place Retail Stores, Inc. (a) (c)	1,861	62,064
Chindex International, Inc. (a) (c)	880	9,557
Christopher & Banks Corp. (c)	2,810	21,553
Churchill Downs, Inc. (c)	763	37,372
Cinemark Holdings, Inc. (c)	2,379	32,354
Circuit City Stores, Inc. (c)	13,451	10,223
Citadel Broadcasting Corp. (a) (c)	14,107	11,003
Citi Trends, Inc. (a) (c)	1,137	18,522
CKE Restaurants, Inc. (c)	4,197	44,488
CKX, Inc. (a)	4,193	25,829
Coinstar, Inc. (a) (c)	2,226	71,232
Coldwater Creek, Inc. (a) (c)	4,535	26,258
Collective Brands, Inc. (a) (c)	5,094	93,271
Columbia Sportswear Co. (c)	986	41,373
Conn's, Inc. (a) (c)	780	14,594
Consolidated Graphics, Inc. (a) (c)	794	24,082
Core-Mark Holding Co., Inc. (a) (c)	750	18,742
Corinthian Colleges, Inc. (a) (c)	6,785	101,775
Cornell Cos., Inc. (a)	886	24,081
CoStar Group, Inc. (a) (c)	1,556	70,627
Courier Corp. (c)	832	16,940
Cox Radio, Inc. - Class A (a) (c)	2,043	21,574
CRA International, Inc. (a) (c)	878	24,127
CROCS, Inc. (a) (c)	6,631	23,739
Cross Country Healthcare, Inc. (a) (c)	2,443	39,796
Crown Media Holdings, Inc. - Class A (a) (c)	1,039	5,226
CSS Industries, Inc.	624	16,062
Cumulus Media, Inc. - Class A (a) (c)	2,102	8,955
Deckers Outdoor Corp. (a) (c)	1,039	108,139
Denny's Corp. (a)	7,569	19,528
DG FastChannel, Inc. (a) (c)	1,217	26,677
Dice Holdings, Inc. (a) (c)	1,136	8,066
Dillard's Inc. (c)	4,546	53,643
Dineequity, Inc. (c)	1,387	23,385
Dolan Media Co. (a) (c)	1,747	17,627
Dollar Thrifty Automotive Group (a) (c)	1,732	3,343
Dominos Pizza, Inc. (a) (c)	3,125	37,937
Dover Downs Gaming & Entertainment, Inc. (c)	975	7,585
Dover Motorsports, Inc. (c)	1,208	6,584
Dress Barn, Inc. (a) (c)	3,618	55,319
Drugstore.Com (a) (c)	6,658	15,646
DSW, Inc. - Class A (a) (c)	1,139	15,604
DTS, Inc. (a) (c)	1,420	39,519
Dyncorp International, Inc. - Class A (a)	1,972	33,051
Earthlink, Inc. (a) (c)	8,744	74,324
Einstein Noah Rest Group, Inc. (a)	351	3,538
Elixir Gaming Technologies, Inc. (a)	5,396	1,781
Elizabeth Arden, Inc. (a) (c)	1,946	38,200
Entercom Communications Corp. - Class A (c)	2,046	10,271
Entravision Communications Corp. - Class A (a) (c)	4,741	12,753
Ethan Allen Interiors, Inc. (c)	1,962	54,975
Exponent, Inc. (a) (c)	1,175	38,881
Ezcorp, Inc. - Class A (a)	3,062	57,566
FGX International Holdings Ltd. (a)	1,095	12,122
Finish Line - Class A	3,397	33,934
First Advantage Corp. - Class A (a) (c)	820	11,521
Fisher Communications, Inc. (a)	510	20,094
Forrester Research, Inc. (a) (c)	1,238	36,298
Fossil, Inc. (a) (c)	3,615	102,051
Fred's, Inc. - Class A (c)	3,182	45,248
Fuqi International, Inc. (a) (c)	777	6,333
Furniture Brands International, Inc. (c)	3,311	34,832
G&K Services, Inc. - Class A (c)	1,576	52,087
Gaiam, Inc. - Class A (a) (c)	1,432	15,179
GateHouse Media, Inc. (c)	2,521	1,235
Gaylord Entertainment Co. (a) (c)	3,255	95,599
Genesco, Inc. (a) (c)	1,524	51,024
The Geo Group Inc. (a) (c)	4,063	82,113
Gevity HR, Inc.	1,842	13,410
G-iii Apparel Group Ltd (a) (c)	1,054	19,720
Global Sources Ltd. (a) (c)	1,351	13,605
Global Traffic Network, Inc. (a) (c)	944	8,751
Gray Television, Inc. (c)	3,403	5,853
Great Wolf Resorts, Inc. (a) (c)	2,359	8,634
Group 1 Automotive, Inc. (c)	1,848	40,157
GSI Commerce, Inc. (a) (c)	1,871	28,963
Gymboree Corp. (a) (c)	2,268	80,514
Harte-Hanks, Inc. (c)	2,925	30,332
Haverty Furniture Cos., Inc.	1,412	16,153
Heidrick & Struggles International, Inc. (c)	1,370	41,305
Helen of Troy Ltd. (a) (c)	2,407	54,807
Hhgregg, Inc. (a) (c)	995	9,701
Hibbett Sports, Inc. (a) (c)	2,252	45,085
Hooker Furniture Corp. (c)	751	13,330
HOT Topic, Inc. (a) (c)	3,403	22,494
Houston Wire & Cable Co. (c)	1,418	24,347
HSW International, Inc. (a) (c)	2,222	5,777
Hudson Highland Group, Inc. (a)	1,996	13,872
Icf Intl, Inc. (a) (c)	530	10,467
Iconix Brand Group, Inc. (a) (c)	4,594	60,090
ICT Group, Inc. (a) (c)	698	5,619
Idearc, Inc. (c)	11,744	14,680
IKON Office Solutions, Inc.	6,453	109,766
Infogroup, Inc.	2,634	17,411
Infospace, Inc. (c)	2,741	29,740
Insight Enterprises, Inc. (a)	3,720	49,885
Inter Parfums, Inc. (c)	1,120	15,187
Internap Network Services Corp. (a) (c)	4,018	13,983
inVentiv Health Inc. (a) (c)	2,633	46,499
Isle of Capri Casinos, Inc. (a) (c)	1,259	11,356
J Crew Group, Inc. (a) (c)	3,376	96,452
Jack in the Box, Inc. (a) (c)	4,682	98,790
Jackson Hewitt Tax Service, Inc. (c)	2,266	34,760
Jakks Pacific, Inc. (a) (c)	2,183	54,379
Jo-Ann Stores, Inc. (a) (c)	2,021	42,401
JOS A Bank Clothiers, Inc. (a) (c)	1,449	48,686
Journal Communications, Inc. - Class A (c)	3,369	16,441
K12, Inc. (a)	500	13,250
Kelly Services, Inc. - Class A (c)	2,091	39,834
Kenneth Cole Productions, Inc. - Class A (c)	718	10,555
Kforce, Inc. (a)	2,497	25,494
Knology, Inc. (a) (c)	2,261	18,246
The Knot, Inc. (a) (c)	2,250	18,787
Korn/Ferry International (a) (c)	3,664	65,292
Krispy Kreme Doughnuts, Inc. (a) (c)	4,485	14,800
K-Swiss, Inc. - Class A (c)	2,065	35,931
Landry's Restaurants, Inc. (c)	929	14,446
Lawson Products	334	9,235
La-Z-Boy, Inc. (c)	4,097	38,184
Leapfrog Enterprises, Inc. (a) (c)	2,658	28,068
Learning Tree International, Inc. (a) (c)	713	8,877
LECG Corp. (a)	2,037	16,439
Lee Enterprises, Inc. (c)	3,545	12,407
Libbey, Inc. (c)	1,164	9,906
Life Time Fitness, Inc. (a) (c)	2,775	86,774
Lin TV Corp. - Class A (a)	2,131	10,996
Lincoln Educational Services Corp. (a)	319	4,220
Liquidity Services, Inc. (a) (c)	1,166	12,651
Live Nation, Inc. (a) (c)	6,038	98,238
Lodgian, Inc. (a) (c)	1,293	10,085
LoopNet, Inc. (a) (c)	2,332	22,924
Luby's, Inc. (a) (c)	1,719	13,821
Lululemon Athletica, Inc. (a) (c)	1,435	33,048
Lumber Liquidators, Inc. (a) (c)	749	9,407
Maidenform Brands, Inc. (a) (c)	1,772	25,712
Mannatech, Inc. (c)	1,100	4,400
Marchex, Inc. - Class B (c)	1,895	19,500
Marcus Corp.	1,614	25,953
MarineMax, Inc. (a) (c)	1,303	9,421
Martha Stewart Living Omnimedia - Class A (a) (c)	2,043	17,386
Marvel Entertainment, Inc. (a) (c)	3,899	133,112
Matthews International Corp. - Class A	2,485	126,089
MAXIMUS, Inc. (c)	1,507	55,518
McClatchy Co. (c)	4,533	19,945
Media General, Inc. - Class A (c)	1,822	22,647
Men's Wearhouse, Inc. (c)	4,167	88,507
Midas, Inc. (a) (c)	1,091	15,012
Midway Games, Inc. (a) (c)	916	2,171
Monarch Casino & Resort, Inc. (a) (c)	1,004	11,436
Monro Muffler, Inc.	1,298	29,932
Morgans Hotel Group Co. (a) (c)	2,151	23,467
Movado Group, Inc. (c)	1,243	27,781
MPS Group, Inc. (a)	7,514	75,741
MWI Veterinary Supply, Inc. (a) (c)	818	32,139
National Cinemedia, Inc. (c)	3,352	37,040
National Presto Industries, Inc. (c)	358	26,671
Nautilus Group, Inc. (a)	1,816	8,299
Navigant Consulting, Inc. (a) (c)	3,840	76,378
Net 1 UEPS Technologies, Inc. (a) (c)	3,583	80,008
NetFlix, Inc. (a) (c)	3,215	99,279
New York & Company, Inc. (a) (c)	1,850	17,649
NIC, Inc.	3,178	21,928
NU Skin Enterprises, Inc. - Class A (c)	3,946	64,004
Nutri/System, Inc. (c)	2,434	43,130
O'Charleys, Inc.	1,444	12,635
On Assignment, Inc. (a) (c)	2,712	21,371
Orbitz Worldwide, Inc. (a) (c)	2,917	17,123
Outdoor Channel Holdings, Inc. (a) (c)	1,282	11,282
Overstock.com, Inc. (a) (c)	1,229	24,346
Oxford Industries, Inc.	1,134	29,291
Pacific Sunwear Of California (a) (c)	5,654	38,051
The Pantry Inc. (a) (c)	1,770	37,506
Papa John's International, Inc. (a) (c)	1,711	46,471
Parkervision, Inc. (a) (c)	1,832	18,320
PC Connection, Inc. (a) (c)	756	5,058
PC Mall, Inc. (a)	882	6,024
PeopleSupport, Inc. (a) (c)	1,647	19,253
PEP Boys-Manny, Moe & Jack (c)	3,362	20,777
Perficient, Inc. (a) (c)	2,548	16,919
Perry Ellis International, Inc. (a) (c)	911	13,583
PetMed Express, Inc. (a) (c)	1,891	29,689
PF Chang's China Bistro, Inc. (a) (c)	1,926	45,338
PHH Corp. (a) (c)	4,314	57,333
Pier 1 Imports, Inc. (a) (c)	7,095	29,302
Pinnacle Entertainment, Inc. (a) (c)	4,778	36,122
Playboy Enterprises, Inc. - Class B (a) (c)	1,700	6,698
Pool Corporation (c)	3,810	88,887
Pre-Paid Legal Services, Inc. (a) (c)	656	27,067
Prestige Brands Holdings, Inc. (a)	2,690	23,887
Prg-schultz International Inc. (a)	1,195	10,707
Pricesmart, Inc. (c)	1,150	19,251
Primedia, Inc. (c)	2,008	4,879
Princeton Review, Inc. (a) (c)	1,065	8,520
Protection One, Inc. (a) (c)	430	3,788
Providence Service Corp. (a) (c)	972	9,526
Quiksilver, Inc. (a) (c)	10,041	57,635
RC2 Corp. (a)	1,387	27,740
Red Robin Gourmet Burgers, Inc. (a) (c)	1,342	35,966
Regis Corp. (c)	3,404	93,610
Renaissance Learning, Inc. (c)	765	9,937
Rent-A-Center, Inc./TX (a) (c)	5,317	118,463
Resources Connection, Inc. (a)	3,626	81,694
Retail Ventures, Inc. (a)	2,127	8,295
Rex Stores Corp. (a)	709	8,189
RH Donnelley Corp. (a) (c)	5,482	10,909
Ricks Cabaret International, Inc. (a) (c)	481	4,723
Riviera Holdings Corp. (a) (c)	735	5,402
Rollins, Inc.	3,313	62,881
RSC Holdings, Inc. (a) (c)	3,791	43,066
Ruby Tuesday, Inc. (a) (c)	4,183	24,220
Rush Enterprises, Inc. - Class A (a) (c)	2,677	34,266
Russ Berrie & Co, Inc. (a) (c)	1,277	9,795
Ruths Hospitality Group, Inc. (a) (c)	1,602	6,296
Sally Beauty Holdings, Inc. (a) (c)	7,516	64,638
Sauer-Danfoss, Inc. (c)	885	21,851
Schawk, Inc.	1,200	18,144
Scholastic Corp. (c)	1,917	49,229
School Specialty, Inc. (a) (c)	1,579	49,249
Sealy Corp. (c)	3,443	22,242
Shoe Carnival, Inc. (a) (c)	707	11,581
Shuffle Master, Inc. (a)	4,203	21,393
Shutterfly, Inc. (a) (c)	1,568	15,068
Sinclair Broadcast Group, Inc. (c)	4,175	21,042
Six Flags, Inc. (a) (c)	5,454	3,763
Skechers U.S.A., Inc.- Class A (a)	2,616	44,027
Smith & Wesson Holding Corp. (a) (c)	2,993	11,194
Sonic Automotive, Inc. (c)	2,078	17,580
Sonic Corp. (a) (c)	4,775	69,572
Spectrum Brands, Inc. (a) (c)	3,010	4,184
Speedway Motorsports, Inc. (c)	1,075	20,941
Spherion Corp. (a)	4,344	21,155
Stage Stores, Inc. (c)	3,054	41,718
Stamps.com, Inc. (a) (c)	1,160	13,537
Standard Parking Corp. (a) (c)	664	14,754
The Steak n Shake Co. (a) (c)	2,288	19,860
Stein Mart, Inc. (c)	1,842	7,202
Steiner Leisure Ltd. (a) (c)	1,293	44,453
Steinway Musical Instruments (a)	547	15,491
Steven Madden Ltd. (a) (c)	1,407	34,865
Stewart Enterprises, Inc. (c)	6,664	52,379
Syms Corp. (a) (c)	529	7,015
Systemax, Inc. (c)	879	12,359
Take-Two Interactive Software, Inc. (a)	6,125	100,450
Talbots, Inc. (c)	1,948	25,519
TeleTech Holdings, Inc. (a) (c)	3,113	38,726
Tempur-Pedic International, Inc. (c)	5,950	69,972
Tetra Tech, Inc. (a)	4,689	112,817
Texas Roadhouse, Inc. (a) (c)	4,173	37,515
Thinkorswim Group, Inc. (a) (c)	4,030	33,570
THQ, Inc. (a) (c)	5,312	63,956
Timberland Co. (a) (c)	3,809	66,162
Tivo, Inc. (a) (c)	8,120	59,438
Town Sports International Holdings, Inc. (a) (c)	1,394	8,503
Tractor Supply Co. (a) (c)	2,655	111,643
True Religion Apparel, Inc. (a) (c)	1,360	35,156
Trueblue, Inc. (a) (c)	3,532	57,077
Tuesday Morning Corp. (a) (c)	2,412	9,962
Tupperware Brands Corp.	4,939	136,465
Tween Brands, Inc. (a)	1,977	19,355
Ulta Salon Cosmetcs & Fragrance, Inc. (a) (c)	1,618	21,487
Under Armour, Inc. (a) (c)	2,626	83,402
Unifirst Corp./MA	1,145	49,338
United Online, Inc. (c)	6,145	57,824
United Stationers, Inc. (a)	1,865	89,203
Universal Electronics, Inc. (a) (c)	1,127	28,152
Universal Technical Institute, Inc. (a) (c)	1,716	29,275
USANA Health Sciences, Inc. (a) (c)	557	22,831
Vail Resorts, Inc. (a) (c)	2,493	87,130
Valassis Communications, Inc. (a) (c)	3,829	33,159
Valueclick, Inc. (a) (c)	6,869	70,270
Viad Corp. (c)	1,650	47,503
VistaPrint Ltd. (a) (c)	3,518	115,531
Volcom, Inc. (a) (c)	1,448	25,021
Volt Information Sciences, Inc. (a) (c)	1,008	9,052
Warnaco Group, Inc. (a) (c)	3,627	164,267
Waste Connections, Inc. (a) (c)	5,282	181,173
Waste Services, Inc. (a) (c)	1,892	14,020
Watson Wyatt Worldwide, Inc. (c)	3,400	169,082
Wendys Arbys Group, Inc.	19,843	104,374
Westwood One, Inc. (a) (c)	5,459	3,002
Wet Seal, Inc. (a) (c)	7,336	26,630
Weyco Group, Inc.	578	19,346
WMS Industries, Inc. (a)	3,497	106,903
Wolverine World Wide, Inc. (c)	3,965	104,914
World Fuel Services Corp. (c)	2,290	52,739
World Wrestling Entertainment, Inc.	1,691	26,143
Zale Corp. (a) (c)	2,829	70,725
Zumiez, Inc. (a) (c)	1,565	25,791
		12,886,316
Consumer Staples - 3.1%
Alliance One International, Inc. (a) (c)	7,716	29,321
American Dairy, Inc. (a) (c)	566	5,734
Arden Group, Inc.	92	13,397
B & G Foods Inc. (c)	1,602	11,454
Boston Beer Co, Inc. (a) (c)	659	31,296
Cal-Maine Foods, Inc. (c)	1,034	28,373
Casey's General Stores, Inc.	4,041	121,917
Chiquita Brands International, Inc. (a) (c)	3,450	54,544
Coca-Cola Bottling Co. Consolidated (c)	327	14,277
Diamond Foods, Inc.	1,280	35,878
Farmer Bros Co. (c)	538	13,380
Flowers Foods, Inc.	6,161	180,887
Fresh Del Monte Produce, Inc. (a) (c)	3,342	74,192
Great Atlantic & Pacific Tea Co. (a) (c)	2,811	30,415
Green Mountain Coffee Roasters, Inc. (a) (c)	1,371	53,935
Hain Celestial Group, Inc. (a) (c)	3,229	88,894
Imperial Sugar Co.	949	12,849
Ingles Markets, Inc.	1,002	22,876
J&J Snack Foods Corp.	1,128	38,250
Lance, Inc. (c)	2,155	48,897
Lifeway Foods, Inc. (a)	385	4,505
Longs Drug Stores Corp.	2,480	187,587
M&F Worldwide Corp. (a) (c)	1,015	40,600
Maui Land & Pineapple Co, Inc. (a) (c)	373	10,254
Nash Finch Co. (c)	1,015	43,767
National Beverage Corp. (a) (c)	857	7,602
Omega Protein Corp. (a)	1,463	17,205
Peet's Coffee & Tea, Inc. (a) (c)	1,113	31,075
Pilgrim's Pride Corp. (c)	3,594	8,949
Ralcorp Holdings, Inc. (a) (c)	4,445	299,637
Reddy Ice Holdings, Inc. (c)	1,424	5,198
Ruddick Corp.	3,354	108,837
Sanderson Farms, Inc. (c)	1,616	59,372
Schiff Nutrition International, Inc. (a) (c)	744	5,082
Schweitzer-Mauduit International, Inc. (c)	1,249	23,719
Seaboard Corp. (c)	27	33,939
Sensient Technologies Corp. (c)	3,830	107,738
Smart Balance, Inc. (a)	4,991	32,741
Spartan Stores, Inc. (c)	1,744	43,391
Star Scientific, Inc. (a) (c)	5,250	18,690
Susser Holdings Corp. (a) (c)	620	9,337
Synutra International, Inc. (a) (c)	827	16,648
Tootsie Roll Industries, Inc. (c)	1,896	54,813
TreeHouse Foods, Inc. (a) (c)	2,487	73,864
United Natural Foods, Inc. (a) (c)	3,417	85,391
Universal Corp. (c)	2,015	98,916
Vector Group Ltd. (c)	2,626	46,376
Village Super Market, Inc. - Class A	255	12,156
Weis Markets, Inc. (c)	879	31,653
Winn Dixie Stores, Inc. (a) (c)	4,309	59,895
Zhongpin, Inc. (a) (c)	1,470	15,626
		2,505,329
Energy - 5.7%
Abraxas Petroleum Corp. (a) (c)	3,345	8,730
Akeena Solar Inc De (a) (c)	1,665	6,310
Allis-Chalmers Energy, Inc. (a) (c)	2,233	28,247
Alon USA Energy, Inc. (c)	803	10,824
American Oil & Gas, Inc. (a) (c)	2,923	7,629
APCO Argentina Inc.	305	8,635
Approach Resources, Inc. (a) (c)	716	10,353
Arena Resources, Inc. (a)	2,801	108,819
Atlas America, Inc.	2,750	93,803
ATP Oil & Gas Corp. (a) (c)	2,214	39,431
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126	6,718
Basic Energy Services, Inc. (a) (c)	3,288	70,034
Berry Petroleum Co. - Class A (c)	3,402	131,759
Bill Barrett Corp. (a) (c)	2,919	93,729
Bmb Munai, Inc. (a) (c)	2,974	12,342
Bolt Technology Corp. (a)	687	9,941
BPZ Energy, Inc. (a) (c)	4,775	82,130
Brigham Exploration Co. (a)	3,682	40,465
Bronco Drilling Company, Inc. (a)	2,094	21,401
Cal Dive International, Inc. (a) (c)	3,522	37,333
Callon Petroleum Co. (a) (c)	1,670	30,110
Cano Pete, Inc. (a) (c)	3,083	7,122
Capstone Turbine Corp. (a) (c)	11,601	14,965
CARBO Ceramics, Inc. (c)	1,636	84,434
Carrizo Oil & Gas, Inc. (a) (c)	2,178	78,996
Cheniere Energy, Inc. (a) (c)	3,868	8,703
Clayton Williams Energy, Inc. (a) (c)	431	30,398
Clean Energy Fuels Corp. (a) (c)	1,737	24,579
Complete Production Services, Inc. (a) (c)	3,826	77,017
Comstock Resources, Inc. (a) (c)	3,630	181,682
Concho Resources, Inc. (a)	4,385	121,070
Contango Oil & Gas Company (a) (c)	1,047	56,517
Crosstex Energy, Inc. (c)	3,205	80,029
CVR Energy, Inc. (a) (c)	1,833	15,617
Dawson Geophysical Co. (a) (c)	616	28,761
Delek US Holdings, Inc. (c)	1,057	9,798
Delta Petroleum Corp. (a) (c)	4,951	67,235
Dht Maritime, Inc. (c)	3,126	21,007
Double Eagle Petroleum Co. (a)	651	9,296
Dril-Quip, Inc. (a)	2,465	106,956
Endeavour International Corp. (a) (c)	9,060	11,959
Energy Partners Ltd. (a) (c)	2,543	22,048
Energy XXI Ltd. (c)	9,524	28,953
EnerNOC, Inc. (a) (c)	771	7,972
Evergreen Energy, Inc. (a) (c)	6,516	6,125
Evergreen Solar, Inc. (a) (c)	10,549	58,231
EXCO Resources, Inc. (a) (c)	11,808	192,707
Flotek Industries, Inc. (a) (c)	1,806	19,866
FuelCell Energy, Inc. (a) (c)	5,465	32,954
FX Energy, Inc. (a) (c)	3,212	23,897
Gasco Energy, Inc. (a) (c)	7,468	13,592
GeoGlobal Resources, Inc. (a) (c)	3,027	7,628
Geokinetics, Inc. (a)	381	7,239
GeoMet, Inc. (a) (c)	1,400	7,616
Georesources, Inc. (a)	439	5,031
GMX Resources, Inc. (a) (c)	1,167	55,783
Goodrich Petroleum Corp. (a) (c)	1,791	78,070
Gran Tierra Energy, Inc. (a) (c)	7,606	28,218
Greenhunter Energy, Inc. (a) (c)	343	4,888
Grey Wolf, Inc. (a) (c)	14,142	110,025
Gulf Island Fabrication, Inc.	970	33,436
Gulfport Energy Corp. (a) (c)	2,090	21,005
Harvest Natural Resources, Inc. (a) (c)	2,811	28,447
Hornbeck Offshore Services, Inc. (a) (c)	1,847	71,331
Houston American Energy Corp.	1,188	7,508
International Coal Group, Inc. (a) (c)	10,134	63,236
James River Coal Co. (a)	2,018	44,376
Lufkin Industries, Inc.	1,178	93,474
Matrix Service Co. (a) (c)	2,042	39,002
McMoRan Exploration Co. (a) (c)	4,313	101,959
Meridian Resource Corp. (a) (c)	6,181	11,373
Mitcham Inds, Inc. (a) (c)	781	7,880
NATCO Group, Inc. (a)	1,594	64,047
National Coal Corp. (a) (c)	2,046	10,701
Natural Gas Services Group (a) (c)	964	16,841
Newpark Resources (a) (c)	7,159	52,261
Northern Oil & Gas, Inc. (a) (c)	1,563	12,707
Oilsands Quest, Inc. (a) (c)	13,143	39,298
Ormat Technologies, Inc. (c)	1,427	51,843
Pacific Ethanol, Inc. (a) (c)	3,524	4,898
Panhandle Oil And Gas, Inc.	584	16,720
Parallel Petroleum Corp. (a) (c)	3,297	31,058
Parker Drilling Co. (a) (c)	9,000	72,180
Penn Virginia Corp. (c)	3,314	177,100
Petroleum Development Corp. (a) (c)	1,184	52,534
Petroquest Energy, Inc. (a)	3,456	53,050
Pioneer Drilling Co. (a) (c)	3,968	52,774
Plug Power, Inc. (a) (c)	6,384	6,320
Powersecure International, Inc. (a) (c)	1,349	8,175
PrimeEnergy Corp. (a)	74	5,476
Quest Resource Corp. (a) (c)	2,188	5,820
RAM Energy Resources, Inc. (a)	2,872	8,300
Rentech, Inc. (a) (c)	13,209	17,568
Resource America, Inc.	783	7,439
Rex Energy Corporation (a) (c)	1,336	21,055
Rosetta Resources, Inc. (a)	4,098	75,239
RPC, Inc. (c)	2,311	32,493
Stone Energy Corp. (a) (c)	2,524	106,841
Sulphco, Inc. (a) (c)	4,243	8,528
Superior Well Services, Inc. (a) (c)	1,316	33,308
Swift Energy Co. (a) (c)	2,434	94,171
T-3 Energy Services, Inc. (a)	994	36,897
Teekay Tankers Ltd. (c)	1,100	18,623
Toreador Resources Corp. (a) (c)	1,348	12,119
Trico Marine Service, Inc. (a) (c)	1,011	17,268
Tri-Valley Corp. (a) (c)	1,787	11,330
TXCO Resources, Inc. (a) (c)	2,793	28,042
U S Geothermal, Inc. (a) (c)	4,942	8,797
Union Drilling, Inc. (a) (c)	1,119	11,850
USEC, Inc. (a) (c)	8,858	47,922
Vaalco Energy, Inc. (a) (c)	4,710	32,216
Venoco, Inc. (a) (c)	1,614	20,982
VeraSun Energy Corp. (a) (c)	8,175	25,588
Warren Resources, Inc. (a) (c)	4,644	46,347
Western Refining, Inc. (c)	2,379	24,052
Westmoreland Coal Co. (a) (c)	757	11,961
Willbros Group, Inc. (a) (c)	3,095	82,018
		4,703,511
Financial - 22.6%
1st Source Corp.	1,189	27,942
Abington Bancorp, Inc. (c)	1,949	19,724
Acadia Realty Trust (c)	2,571	64,995
Advance America Cash Advance Centers, Inc.	3,524	10,537
Advanta Corp. - Class B (c)	3,051	25,110
Advent Software, Inc. (a) (c)	1,329	46,821
Agree Realty Corp. (c)	622	17,789
Aircastle Ltd (c)	3,719	36,855
Alexander's, Inc. (a)	160	64,000
AMBAC Financial Group, Inc. (c)	22,855	53,252
Amcomp, Inc. (a) (c)	1,002	11,623
Amcore Financial, Inc. (c)	1,582	14,633
American Campus Communities, Inc.	3,177	107,637
American Capital Agency Corp Com (c)	797	13,804
American Equity Investment Life Holding Co. (c)	4,383	32,872
American Physicians Capital, Inc. (c)	685	28,996
American Safety Insurance Holdings Ltd (a)	845	12,768
Ameris Bancorp (c)	1,081	16,053
Amerisafe, Inc. (a) (c)	1,500	27,300
Ames National Corp. (c)	514	13,338
Ampal Amern Israel Corp. (a) (c)	1,584	4,895
Amtrust Financial Services, Inc.	1,262	17,151
Anchor Bancorp Wisconsin, Inc. (c)	1,473	10,827
Anthracite Capital, Inc. (c)	4,367	23,407
Anworth Mortgage Asset Corp.	6,572	38,906
Apollo Investment Corp. (c)	11,333	193,228
Arbor Realty Trust, Inc. (c)	1,131	11,310
Ares Capital Corp. (c)	7,742	80,749
Argo Group International Holdings, Inc. (a) (c)	2,447	90,172
Arrow Financial Corp. (c)	728	21,410
Ashford Hospitality Trust, Inc. (c)	9,540	38,637
Aspen Insurance Holdings Ltd	6,779	186,423
Asset Acceptance Capital Corp. (a) (c)	1,189	12,532
Associated Estates Realty Corp. (c)	1,155	15,050
Assured Guaranty Ltd (c)	4,445	72,276
Baldwin & Lyons, Inc.	684	16,395
Bancfirst Corp.	607	29,336
Banco Latinoamericano de Exportaciones SA	2,174	31,349
BancTrust Financial Group, Inc. (c)	1,398	18,342
Bank Mutual Corp. (c)	3,844	43,629
Bank of the Ozarks, Inc. (c)	986	26,622
BankFinancial Corp. (c)	1,569	23,033
Bankrate, Inc. (a) (c)	1,015	39,494
Banner Corp. (c)	1,191	14,304
Beneficial Mutual Bancorp Inc Com (a) (c)	2,609	33,004
Berkshire Hills Bancorp, Inc.	835	26,720
BGC Partners, Inc. (a)	2,668	11,446
BioMed Realty Trust, Inc. (c)	5,715	151,162
Blackrock Kelso Capital Corp. (c)	1,036	11,945
Boston Private Financial Holdings, Inc. (c)	4,336	37,897
Broadpoint Securities Grp Inc Com (a) (c)	1,926	5,585
Brookline Bancorp, Inc.	4,639	59,333
Brooklyn Federal Bancorp Inc Com	270	3,993
Bryn Mawr Bank Corp. (c)	548	12,045
Calamos Asset Management, Inc. (c)	1,628	29,174
Camden National Corp.	614	21,459
Capital City Bank Group, Inc. (c)	939	29,438
Capital Southwest Corp. (c)	243	34,518
Capital Trust, Inc. - Class A (c)	1,306	20,243
Capitol Bancorp Ltd. (c)	1,147	22,355
Caplease, Inc.	3,566	28,278
Capstead Mortgage Corp. (c)	4,271	46,767
Cardinal Financial Corp. (c)	1,926	15,562
Cardtronics, Inc. (a) (c)	1,000	7,860
Care Investment Trust, Inc.	1,058	12,146
Cascade Bancorp (c)	1,768	15,718
Cash America International, Inc. (c)	2,321	83,649
Cass Information Systems, Inc. (c)	540	19,359
Castlepoint Holdings Ltd (c)	2,665	29,661
Cathay General Bancorp (c)	3,939	93,748
Cedar Shopping Centers, Inc. (c)	3,051	40,334
Centerstate Banks of Florida, Inc.	736	13,152
Central Pacific Financial Corp. (c)	2,288	38,461
Chemical Financial Corp. (c)	1,899	59,135
Chimera Investement Corp. (c)	2,688	16,692
China Direct, Inc. (a)	544	2,296
Citizens & Northern Corp.	715	15,408
Citizens Banking Corp. (c)	7,619	23,467
Citizens, Inc. (a) (c)	2,842	23,361
City Bank (c)	1,091	17,020
City Holding Co. (c)	1,285	54,291
Clifton Savings Bancorp, Inc. (c)	836	10,024
CNA Surety Corp. (a)	1,333	22,261
CoBiz, Inc. (c)	1,421	17,066
Cohen & Steers, Inc. (c)	1,346	38,132
The Colonial BancGroup Inc. (c)	16,494	129,643
Colonial Properties Trust (c)	3,779	70,630
Columbia Banking System, Inc. (c)	1,442	25,567
Community Bank System, Inc. (c)	2,384	59,958
Community Trust Bancorp, Inc. (c)	1,195	41,108
CompuCredit Corp. (a) (c)	1,284	5,033
Corporate Office Properties Trust (c)	3,097	124,964
Corus Bankshares, Inc. (c)	3,004	12,166
Cousins Properties, Inc. (c)	3,464	87,397
Crawford & Co. (a) (c)	1,997	30,354
Credit Acceptance Corp. (a) (c)	474	8,058
CVB Financial Corp. (c)	5,271	73,267
Cybersource Corp. (a) (c)	5,497	88,557
Danvers Bancorp, Inc. (a) (c)	1,422	18,130
Darwin Professional Underwriters, Inc. (a)	594	18,479
DCT Industrial Trust, Inc. (c)	13,681	102,471
Delphi Financial Group	3,293	92,336
Deluxe Corp.	4,104	59,057
Diamond Hill Investment Group (a) (c)	164	14,747
DiamondRock Hospitality Co.	7,552	68,723
Dime Community Bancshares (c)	1,876	28,553
Dollar Financial Corp. (a)	1,931	29,718
Donegal Group, Inc.	916	16,607
Doral Financial Corp. (a)	429	4,685
Downey Financial Corp. (c)	1,478	4,138
Duff & Phelps Corp. (a)	845	17,770
Dupont Fabros Technology, Inc.	950	14,487
East West Bancorp, Inc. (c)	5,055	69,253
EastGroup Properties (c)	1,984	96,303
Education Realty Trust, Inc.	2,272	25,174
eHealth, Inc. (a) (c)	1,986	31,776
Electro Rent Corp. (c)	1,716	23,046
EMC Insurance Group, Inc. (c)	467	13,767
Employers Holdings, Inc. (c)	3,930	68,303
Encore Bancshares, Inc. (a)	513	9,234
Encore Capital Group, Inc. (a) (c)	1,065	14,591
Enstar Group Ltd. (a)	443	43,130
Enterprise Financial Services Corp. (c)	881	19,875
Entertainment Properties Trust (c)	2,441	133,572
Epoch Holding Corp. (c)	804	8,482
Equity Lifestyle Properties, Inc. (c)	1,622	86,015
Equity One, Inc. (c)	2,566	52,577
Essa Bancorp, Inc.	1,354	18,821
Euronet Worldwide, Inc. (a) (c)	3,755	62,821
Evercore Partners, Inc. (c)	786	14,132
ExlService Holdings, Inc. (a) (c)	1,131	9,930
Extra Space Storage, Inc. (c)	6,330	97,229
Fair Isaac Corp. (c)	3,875	89,319
Farmers Capital Bank Corp.	495	13,375
FBL Financial Group, Inc. (c)	1,022	28,504
FBR Capital Markets Corp. (a) (c)	2,395	15,520
Fcstone Group, Inc. (a) (c)	1,809	32,544
Federal Agricultural Mortgage Corp. (c)	779	3,194
FelCor Lodging Trust, Inc. (c)	5,012	35,886
Financial Federal Corp. (c)	2,030	46,528
Financial Institutions, Inc. (c)	874	17,489
First Acceptance Corp. (a) (c)	1,175	3,995
First Bancorp Puerto Rico	5,669	62,699
First Bancorp, Inc. (c)	691	13,544
First Bancorp/Troy NC (c)	1,145	19,580
First Busey Corp. (c)	2,024	37,100
First Cash Financial Services, Inc. (a) (c)	1,582	23,730
First Commonwealth Financial Corp. (c)	5,832	78,557
First Community Bancshares, Inc/VA (c)	723	27,127
First Financial Bancorp (c)	2,987	43,610
First Financial Bankshares, Inc. (c)	1,656	85,913
First Financial Corp/IN (c)	902	42,376
First Financial Holdings, Inc. (c)	930	24,347
First Financial Northwest Inc Com (c)	1,821	18,793
First Industrial Realty Trust, Inc. (c)	3,501	100,409
The First Marblehead Corp. (c)	5,507	13,712
First Merchants Corp. (c)	1,451	33,083
First Mercury Financial Corp. (a) (c)	1,158	16,502
First Midwest Bancorp, Inc/IL (c)	3,824	92,694
First Niagara Financial Group, Inc. (c)	8,741	137,671
First Place Financial Corp/OH (c)	1,444	18,555
First Potomac Realty Trust	1,949	33,503
First South Bancorp, Inc. (c)	641	11,070
FirstFed Financial Corp. (a) (c)	1,167	9,149
FirstMerit Corp. (c)	6,443	135,303
Flagstar Bancorp, Inc. (c)	3,427	10,212
Flagstone Reinsurance Holdings Ltd. (c)	2,400	24,648
Flushing Financial Corp. (c)	1,707	29,873
FNB Corp/Hermitage PA (c)	6,853	109,511
Fox Chase Bancorp (a)	492	5,756
FPIC Insurance Group, Inc. (a) (c)	700	35,973
Franklin Street Properties Corp. (c)	4,707	61,191
Friedman Billings Ramsey Group, Inc. (c)	11,782	23,564
Frontier Financial Corp. (c)	3,746	50,309
GAMCO Investors, Inc. (c)	604	35,817
Getty Realty Corp.	1,382	30,639
GFI Group, Inc. (c)	5,267	24,808
Glacier Bancorp, Inc. (c)	4,299	106,486
Gladstone Capital Corp. (c)	1,681	25,618
Gladstone Investment Corp.	1,760	12,109
Glimcher Realty Trust (c)	3,012	31,445
Global Cash Access Holdings, Inc. (a) (c)	3,197	16,177
Gramercy Capital Corp. (c)	3,318	8,594
Green Bankshares, Inc. (c)	1,036	24,356
Greenhill & Co, Inc. (c)	1,381	101,849
Greenlight Capital Re Ltd. (a) (c)	2,296	52,785
Guaranty Bancorp (a) (c)	4,153	25,333
Guaranty Finl Group, Inc. (a) (c)	2,968	11,724
H&E Equipment Services, Inc. (a) (c)	1,303	12,587
Hallmark Financial Services, Inc. (a) (c)	470	4,272
Hancock Holding Co. (c)	2,051	104,601
Hanmi Financial Corp. (c)	3,128	15,796
Harleysville Group, Inc. (c)	1,040	39,312
Harleysville National Corp. (c)	2,499	42,433
Harris & Harris Group, Inc. (a)	1,858	11,854
Hatteras Financial Corp. (c)	916	21,251
Healthcare Realty Trust, Inc.	4,043	117,853
Heartland Financial USA, Inc. (c)	1,017	25,486
Heartland Payment Systems, Inc. (c)	1,945	49,714
Hercules Technolgy Growth Capital, Inc. (c)	2,554	24,774
Heritage Commerce Corp. (c)	834	12,693
Hersha Hospitality Trust (c)	3,163	23,533
Highwoods Properties, Inc. (c)	4,567	162,403
Hilb Rogal & Hobbs Co.	2,900	135,546
Home Bancshares, Inc. (c)	1,056	27,319
Home Federal Bancorp, Inc.	524	6,681
Home Properties, Inc. (c)	2,521	146,092
Horace Mann Educators Corp. (c)	3,237	41,660
Huron Consulting Group, Inc. (a) (c)	1,531	87,236
Hypercom Corp. (a) (c)	4,135	16,457
IBERIABANK Corp. (c)	1,026	54,224
Independence Holding Co. (c)	517	5,971
Independent Bank Corp. Massachusetts	1,297	40,427
Infinity Property & Casualty Corp. (c)	1,292	53,230
Inland Real Estate Corp. (c)	4,569	71,688
Integra Bank Corp. (c)	1,602	12,784
Interactive Brokers Group, Inc. (a) (c)	3,236	71,742
Interactive Data Corp.	2,915	73,516
International Assets Hldg Corp. (a)	337	8,125
International Bancshares Corp. (c)	4,065	109,755
Investors Bancorp, Inc. (a) (c)	3,511	52,841
Investors Real Estate Trust (c)	4,575	51,194
IPC Holdings Ltd. (c)	3,969	119,903
Jack Henry & Associates, Inc. (c)	5,960	121,167
JER Investors Trust, Inc. (c)	1,804	8,695
Kansas City Life Insurance Co. (c)	365	16,790
Kayne Anderson Energy Development Co. (c)	801	13,561
KBW, Inc. (a) (c)	2,085	68,680
Kearny Financial Corp. (c)	1,413	17,295
Kite Realty Group Trust (c)	1,614	17,754
Knight Capital Group, Inc. - Class A (a) (c)	7,487	111,257
Kohlberg Capital Corp. (c)	1,379	11,846
LaBranche & Co, Inc. (a) (c)	4,089	18,401
Ladenburg Thalmann Financial Services, Inc. (a) (c)	7,786	14,015
Lakeland Bancorp, Inc. (c)	1,608	18,798
Lakeland Financial Corp.	975	21,411
LandAmerica Financial Group, Inc. (c)	1,234	29,925
LaSalle Hotel Properties (c)	3,197	74,554
Lexington Realty Trust (c)	3,853	66,349
Life Partners Holdings, Inc. (c)	473	17,014
LTC Properties, Inc. (c)	1,838	53,890
Maguire Properties, Inc. (c)	3,047	18,160
Maiden Holdings Ltd (c)	3,915	17,030
MainSource Financial Group, Inc. (c)	1,480	29,008
MarketAxess Holdings, Inc. (a) (c)	2,470	19,933
Max Capital Group Ltd. (c)	4,498	104,489
MB Financial Corp. (c)	2,807	92,827
MCG Capital Corp. (c)	6,026	15,788
Mcgrath Rentcorp	1,923	55,421
Meadowbrook Insurance Group, Inc.	4,416	31,177
Medallion Financial Corp. (c)	1,184	12,396
Medical Properties Trust, Inc. (c)	5,288	60,019
Meridian Interstat Bancorp Inc. (a)	838	8,556
MFA Mortgage Investments, Inc.	15,693	102,005
Mid-America Apartment Communities, Inc.	2,092	102,801
Midwest Banc Holdings, Inc. (c)	1,707	6,828
Mission West Properties	1,570	15,292
Monmouth Real Estate Investment Corp. Class A	1,576	12,277
Montpelier Re Holdings Ltd. (c)	7,440	122,834
Move, Inc. (a) (c)	10,225	21,677
MVC Capital, Inc. (c)	1,867	28,472
Nara Bancorp, Inc. (c)	1,816	20,339
NASB Financial, Inc. (c)	278	9,032
National Financial Partners Corp. (c)	3,148	47,220
National Health Investors, Inc.	1,773	60,601
National Interstate Corp. (c)	490	11,775
National Penn Bancshares, Inc. (c)	6,334	92,476
National Retail Properties, Inc. (c)	5,852	140,155
National Western Life Insurance Co.	181	43,815
Navigators Group, Inc. (a) (c)	1,050	60,900
NBT Bancorp, Inc. (c)	2,557	76,505
Nelnet, Inc.	1,394	19,795
NewAlliance Bancshares, Inc.	8,653	130,055
Newcastle Investment Corp. (c)	4,206	26,708
Newstar Financial, Inc. - Class A (a) (c)	1,906	15,420
NGP Capital Resources Co. (c)	1,724	25,119
Northfield Bancorp Inc. (a) (c)	1,568	18,988
NorthStar Realty Finance Corp. (c)	4,429	34,325
Northwest Bancorp, Inc. (c)	1,360	37,454
NYMAGIC, Inc. (c)	377	9,519
OceanFirst Financial Corp. (c)	705	12,775
Ocwen Financial Corp. (a) (c)	2,727	21,952
Odyssey Re Holdings Corp. (c)	1,933	84,665
Old National Bancorp (c)	5,275	105,606
Old Second Bancorp, Inc. (c)	1,095	20,279
Omega Healthcare Investors, Inc.	6,015	118,255
One Liberty Properties, Inc. (c)	637	11,256
Online Resources Corp. (a)	2,219	17,242
optionsXpress Holdings, Inc.	3,364	65,329
Oriental Financial Group	1,936	34,577
Oritani Financial Corp. (a)	1,034	17,423
Pacific Capital Bancorp (c)	3,629	73,850
Pacific Continental Corp. (c)	850	12,444
Pacwest Bancorp Del (c)	1,995	57,037
Park National Corp. (c)	881	68,718
Parkway Properties, Inc. (c)	1,218	46,113
Patriot Capital Funding, Inc.	1,602	10,205
Peapack Gladstone Financial Corp. (c)	662	22,177
Pennantpark Investment Corp. (c)	1,679	12,441
Pennsylvania Commerce Bancorp, Inc. (a) (c)	413	12,312
Pennsylvania Real Estate Investment Trust	2,805	52,874
Penson Worldwide, Inc. (a) (c)	1,340	18,586
Peoples Bancorp Inc. (c)	821	17,873
The Phoenix Cos., Inc. (c)	9,116	84,232
Pico Holdings, Inc. (a)	1,290	46,324
Pinnacle Financial Partners, Inc. (a) (c)	1,801	55,471
Piper Jaffray Companies, Inc. (a) (c)	1,493	64,572
Platinum Underwriters Holdings Ltd	3,899	138,337
PMA Capital Corp. (a) (c)	2,532	22,332
The PMI Group Inc. (c)	6,472	19,092
Portfolio Recovery Associates, Inc. (a) (c)	1,210	58,842
Post Properties, Inc.	3,515	98,315
Potlatch Corp.	3,139	145,618
PremierWest Bancorp (c)	1,543	12,452
Presidential Life Corp.	1,727	27,269
Primus Guaranty Ltd (a) (c)	1,856	4,863
PrivateBancorp, Inc. (c)	1,709	71,197
ProAssurance Corp. (a)	2,555	143,080
Prosperity Bancshares, Inc. (c)	3,123	106,151
Provident Bankshares Corp. (c)	2,642	25,654
Provident Financial Services, Inc. (c)	4,755	78,505
Provident New York Bancorp (c)	3,268	43,203
PS Business Parks, Inc.	1,197	68,947
Pzena Investment Management, Inc. (c)	491	4,655
Quanta Capital Holdings Ltd. (c)	5,589	15,426
Radian Group, Inc. (c)	6,409	32,301
RAIT Financial Trust (c)	4,875	26,764
Ramco-Gershenson Properties (c)	1,254	28,115
Realty Income Corp. (c)	8,072	206,643
Redwood Trust, Inc. (c)	2,618	56,889
Renasant Corp. (c)	1,633	35,452
Republic Bancorp Inc./KY (c)	737	22,346
Riskmetrics Group, Inc. (a)	1,750	34,248
RLI Corp. (c)	1,487	92,328
Rockville Financial, Inc. (c)	708	11,151
Roma Financial Corp. (c)	676	9,971
S&T Bancorp, Inc. (c)	1,898	69,903
S1 Corp. (a)	3,991	24,425
Safety Insurance Group, Inc. (c)	1,296	49,157
Sanders Morris Harris Group, Inc. (c)	1,551	13,416
Sandy Spring Bancorp, Inc. (c)	1,309	28,929
Santander BanCorp (c)	295	3,186
Saul Centers, Inc. (c)	757	38,259
SCBT Financial Corp. (c)	813	30,569
SeaBright Insurance Holdings, Inc. (a) (c)	1,690	21,970
Seacoast Banking Corp of Florida (c)	1,181	12,672
Selective Insurance Group (c)	4,232	96,997
Senior Housing Properties Trust	9,054	215,757
Shore Bancshares, Inc. (c)	669	17,193
Sierra Bancorp (c)	592	12,349
Signature Bank (a) (c)	2,373	82,770
Simmons First National Corp. (c)	1,111	39,552
Smithtown Bancorp, Inc. (c)	784	17,640
Sotheby's Holdings (c)	5,367	107,662
The South Financial Group, Inc. (c)	5,707	41,832
Southside Bancshares, Inc. (c)	967	24,368
Southwest Bancorp Inc. (c)	1,158	20,462
Sovran Self Storage, Inc. (c)	1,742	77,850
State Auto Financial Corp. (c)	1,129	32,820
State Bancorp Inc. (c)	1,141	17,001
Stellarone Corp. (c)	1,800	37,206
Sterling Bancorp./NY (c)	1,434	20,736
Sterling Bancshares, Inc. (c)	5,723	59,805
Sterling Financial Corp./WA (c)	3,940	57,130
Stewart Information Services Corp. (c)	1,361	40,490
Stifel Financial Corp. (a) (c)	1,876	93,612
Strategic Hotels & Resorts, Inc. (c)	5,929	44,764
Suffolk Bancorp (c)	763	30,070
Sun Bancorp Inc. (a) (c)	1,116	15,122
Sun Communities, Inc. (c)	1,309	25,931
Sunstone Hotel Investors, Inc. (c)	4,079	55,067
Susquehanna Bancshares, Inc. (c)	6,851	133,732
SVB Financial Group (a) (c)	2,385	138,139
SWS Group, Inc.	1,940	39,110
SY Bancorp, Inc. (c)	1,069	32,733
Tanger Factory Outlet Centers (c)	2,514	110,088
Texas Capital Bancshares, Inc. (a)	1,903	39,506
TheStreet.Com, Inc. (c)	1,451	8,691
Thomas Weisel Partners Group, Inc. (a) (c)	1,424	12,004
TNS, Inc. (a)	1,950	37,772
Tompkins Trustco, Inc.	466	23,533
Tower Group, Inc. (c)	1,610	37,932
Townebank Portsmouth Va (c)	1,654	36,388
TradeStation Group, Inc. (a) (c)	2,561	23,945
Trico Bancshares (c)	1,106	23,812
Trustco Bank Corp./NY (c)	6,030	70,611
Trustmark Corp. (c)	3,945	81,819
UCBH Holdings, Inc. (c)	8,802	56,421
UMB Financial Corp. (c)	2,476	130,040
Umpqua Holdings Corp. (c)	4,715	69,358
Union Bankshares Corp. (c)	1,075	25,800
United America Indemnity Ltd. (a)	1,609	22,896
United Bankshares, Inc. (c)	3,017	105,595
United Community Banks, Inc. (c)	3,228	42,798
United Community Financial Corp. (c)	1,905	9,525
United Financial Bancorp, Inc.	1,416	21,028
United Fire & Casualty Co. (c)	1,814	51,862
United Security Bancshares/CA (c)	668	10,928
Universal American Financial Corp. (a) (c)	3,134	38,203
Universal Health Realty Income Trust (c)	945	36,761
Univest Corporation of Pennsylvania (c)	1,024	37,888
Urstadt Biddle Properties, Inc.	1,651	30,956
US Global Investors, Inc. (c)	1,009	10,140
U-Store-It Trust (c)	3,946	48,417
Validus Holdings Ltd. (c)	5,134	119,366
Value Line, Inc. (c)	108	3,617
ViewPoint Financial Group (c)	881	15,418
W Holding Co, Inc. (c)	7,665	4,139
Washington Real Estate Investment Trust (c)	3,938	144,249
Washington Trust Bancorp, Inc.	909	24,179
Waterstone Financial, Inc. (a) (c)	553	5,403
WesBanco, Inc. (c)	2,116	56,328
West Bancorporation, Inc. (c)	1,387	18,073
West Coast Bancorp (c)	1,251	18,340
Westamerica Bancorporation (c)	2,320	133,470
Western Alliance Bancorp (a) (c)	1,279	19,773
Westfield Financial Inc. (c)	2,525	26,008
Westwood Holdings Group, Inc. (c)	428	20,287
Wilshire Bancorp, Inc. (c)	1,534	18,669
Winthrop Realty Trust (c)	4,163	16,236
Wintrust Financial Corp. (c)	1,860	54,591
World Acceptance Corp. (a) (c)	1,289	46,404
Wright Express Corp. (a)	3,092	92,296
WSFS Financial Corp.	490	29,400
Yadkin Valley Financial Corp Com (c)	913	15,484
Zenith National Insurance Corp.	2,963	108,564
		18,612,160
Health Care - 14.1%
Abaxis, Inc. (a) (c)	1,727	34,022
Abiomed, Inc. (a) (c)	2,426	43,061
Acadia Pharmaceuticals, Inc. (a) (c)	2,404	6,443
Accelrys, Inc. (a) (c)	2,135	11,721
Accuray, Inc. (a) (c)	2,876	23,209
Acorda Therapeutics, Inc. (a) (c)	2,942	70,167
Acura Pharmaceuticals, Inc. (a) (c)	651	4,576
Adolor Corp. (a) (c)	3,668	12,655
The Advisory Board Co. (a)	1,380	41,621
Affymax, Inc. (a) (c)	836	16,595
Affymetrix, Inc. (a)	5,532	42,818
Air Methods Corp. (a) (c)	855	24,205
Akorn, Inc. (a) (c)	4,543	23,306
Albany Molecular Research, Inc. (a)	1,866	33,756
Alexion Pharmaceuticals, Inc. (a) (c)	6,124	240,673
Alexza Pharmaceuticals, Inc. (a) (c)	1,900	9,386
Align Technology, Inc. (a) (c)	4,939	53,489
Alkermes, Inc. (a) (c)	7,614	101,266
Alliance Imaging, Inc. (a) (c)	1,964	20,170
Allos Therapeutics (a) (c)	4,221	31,278
Allscripts Healthcare Solutions, Inc. (a) (c)	4,547	56,565
Almost Family, Inc. (a)	508	20,091
Alnylam Pharmaceuticals, Inc. (a) (c)	2,835	82,073
Alpharma, Inc. (a) (c)	3,315	122,290
Alphatec Holdings, Inc. (a) (c)	1,987	9,140
AMAG Pharmaceuticals, Inc. (a) (c)	1,355	52,479
Amedisys, Inc. (a) (c)	2,112	102,791
American Medical Systems Holdings, Inc. (a) (c)	5,797	102,955
American Oriental Bioengineering, Inc. (a) (c)	4,918	31,918
AMERIGROUP Corp. (a)	4,266	107,674
Amicus Therapeutics, Inc. (a) (c)	333	5,035
Amsurg Corp. (a)	2,508	63,879
Analogic Corp.	1,068	53,144
Angiodynamics, Inc. (a)	1,927	30,447
Apria Healthcare Group, Inc. (a)	3,496	63,767
Ardea Biosciences, Inc. (a) (c)	861	11,908
Arena Pharmaceuticals, Inc. (a) (c)	5,884	29,420
Ariad Pharmaceuticals, Inc. (a) (c)	5,295	13,079
ArQule, Inc. (a) (c)	2,994	9,641
Array Biopharma, Inc. (a) (c)	3,610	27,725
Arthrocare Corp. (a) (c)	2,116	58,655
Assisted Living Concepts, Inc. (a) (c)	4,372	27,850
Athenahealth, Inc. (a) (c)	1,646	54,762
Atrion Corp.	120	12,364
Auxilium Pharmaceuticals, Inc. (a) (c)	3,279	106,240
Avant Immunotherapeutics, Inc. (a) (c)	1,190	13,840
Biodel, Inc. (a) (c)	856	2,868
BioForm Medical, Inc. (a) (c)	1,743	6,833
Biomimetic Therapeutics, Inc. (a) (c)	1,057	11,690
Bio-Rad Laboratories, Inc. (a)	1,509	149,572
Bio-Reference Labs, Inc. (a) (c)	920	26,588
BMP Sunstone Corp. (a) (c)	1,844	12,797
Bruker BioSciences Corp. (a) (c)	4,022	53,613
Cadence Pharmaceuticals, Inc. (a) (c)	1,611	14,306
Caliper Life Sciences, Inc. (a) (c)	3,808	10,662
Cantel Medical Corp. (a)	995	9,572
Capital Senior Living Corp. (a) (c)	1,797	13,657
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	813	10,171
Cardiac Science Corp. (a) (c)	1,550	16,058
Cardionet, Inc. (a) (c)	359	8,961
Celera Corp. (a) (c)	6,373	98,463
Cell Genesys, Inc. (a) (c)	6,842	4,037
Centene Corp. (a) (c)	3,458	70,924
Cepheid, Inc. (a) (c)	4,536	62,733
Chattem, Inc. (a) (c)	1,370	107,107
China Sky One Med, Inc. (a) (c)	592	7,193
Clinical Data, Inc. (a) (c)	826	13,282
Columbia Labs, Inc. (a) (c)	3,731	9,775
Computer Programs & Systems, Inc.	736	21,307
Conceptus, Inc. (a) (c)	2,407	39,908
Conmed Corp. (a) (c)	2,283	73,056
Corvel Corp. (a)	639	18,282
Cougar Biotechnology, Inc. (a) (c)	1,189	39,701
CryoLife, Inc. (a)	2,218	29,100
Cubist Pharmaceuticals, Inc. (a)	4,493	99,879
CV Therapeutics, Inc. (a) (c)	4,839	52,261
Cyberonics, Inc. (a) (c)	1,892	32,164
Cynosure, Inc. (a) (c)	762	13,670
Cypress Bioscience, Inc. (a) (c)	2,991	21,984
Cytokinetics, Inc. (a) (c)	2,652	12,570
Cytori Therapeutics, Inc. (a)	1,587	8,379
Datascope Corp.	1,049	54,160
Dendreon Corp. (a) (c)	7,426	42,402
Depomed, Inc. (a) (c)	3,827	13,969
DexCom, Inc. (a) (c)	2,091	12,943
Discovery Laboratories, Inc. (a) (c)	7,429	13,892
Durect Corp. (a) (c)	6,499	36,394
Dyax Corp. (a) (c)	4,431	19,496
Eclipsys Corp. (a) (c)	4,332	90,755
Emergency Medical Services Corp. (a) (c)	743	22,201
Emergent Biosolutions, Inc. (a)	1,079	14,124
Emeritus Corp. (a) (c)	1,569	39,068
Ensign Group, Inc. (c)	663	11,331
Enzo Biochem, Inc. (a)	2,561	28,120
Enzon Pharmaceuticals, Inc. (a) (c)	3,565	26,310
eResearch Technology, Inc. (a) (c)	3,444	41,018
ev3, Inc. (a) (c)	5,601	56,234
Exactech, Inc. (a) (c)	562	12,499
Exelixis, Inc. (a) (c)	8,376	50,926
Five Star Quality Care, Inc. (a) (c)	2,536	9,510
Genomic Health, Inc. (a) (c)	1,110	25,141
Genoptix, Inc. (a)	663	21,660
Gentiva Health Services, Inc. (a)	2,027	54,607
Geron Corp. (a) (c)	6,208	24,522
Greatbatch, Inc. (a) (c)	1,822	44,712
GTx, Inc. (a) (c)	1,485	28,245
Haemonetics Corp./Mass (a)	2,050	126,526
Halozyme Therapeutics, Inc. (a) (c)	4,937	36,238
Hanger Orthopedic Group, Inc. (a) (c)	1,830	31,933
Hansen Medical, Inc. (a) (c)	1,359	18,265
Healthcare Services Group (c)	3,429	62,716
HealthExtras, Inc. (a)	2,627	68,617
Healthsouth Corp. (a) (c)	6,989	128,807
Healthspring, Inc. (a) (c)	3,937	83,307
Healthways, Inc. (a) (c)	2,801	45,180
HMS Holdings Corp. (a)	1,992	47,728
Human Genome Sciences, Inc. (a) (c)	10,792	68,529
ICU Medical, Inc. (a) (c)	880	26,761
Idenix Pharmaceuticals, Inc. (a) (c)	1,994	14,417
Idera Pharmaceuticals, Inc. (a) (c)	1,638	23,047
I-Flow Corp. (a) (c)	1,642	15,287
Immucor, Inc. (a)	5,581	178,369
Immunogen, Inc. (a) (c)	3,419	16,787
Immunomedics, Inc. (a) (c)	5,207	9,268
Incyte Corp. (a) (c)	5,295	40,507
Indevus Pharmaceuticals, Inc. (a) (c)	6,176	20,690
Inspire Pharmaceuticals, Inc. (a) (c)	3,364	12,009
Insulet Corp. (a) (c)	1,462	20,351
Integra LifeSciences Holdings Corp. (a) (c)	1,419	62,479
InterMune, Inc. (a) (c)	2,518	43,083
Invacare Corp. (c)	2,556	61,702
IPC The Hospitalist Co, Inc. (a) (c)	486	12,490
IRIS International, Inc. (a) (c)	1,467	26,259
Isis Pharmaceuticals, Inc. (a) (c)	7,190	121,439
Javelin Pharmaceuticals, Inc. (a) (c)	3,921	10,195
Jazz Pharmaceuticals, Inc. (a) (c)	401	1,981
Kendle International, Inc. (a)	1,035	46,275
Kensey Nash Corp. (a) (c)	576	18,121
Kindred Healthcare, Inc. (a) (c)	2,262	62,363
KV Pharmaceutical Co. (a) (c)	2,625	59,614
Landauer, Inc. (c)	740	53,835
Lexicon Genetics, Inc. (a)	6,399	11,390
LHC Group, Inc. (a) (c)	1,167	33,236
Life Sciences Research, Inc. (a)	696	24,360
Ligand Pharmaceuticals, Inc. (a) (c)	6,547	19,314
Luminex Corp. (a) (c)	3,275	81,908
Magellan Health Services, Inc. (a) (c)	3,227	132,501
MannKind Corp. (a) (c)	4,069	15,706
MAP Pharmaceuticals, Inc. (a) (c)	623	6,305
Marshall Edwards, Inc. (a) (c)	1,542	3,315
Martek Biosciences Corp. (a) (c)	2,619	82,289
Masimo Corp. (a) (c)	3,671	136,561
Maxygen, Inc. (a)	2,071	8,760
Medarex, Inc. (a)	10,169	65,793
MedAssets, Inc. (a) (c)	1,200	20,640
Medcath Corp. (a) (c)	1,268	22,723
Medical Action Industries, Inc. (a)	1,125	14,771
Medicines Co. (a) (c)	4,144	96,224
Medicis Pharmaceutical (c)	4,497	67,050
Medivation, Inc. (a) (c)	2,031	53,740
Mentor Corp. (c)	2,690	64,183
Meridian Bioscience, Inc. (c)	3,200	92,928
Merit Medical Systems, Inc. (a)	2,200	41,294
Metabolix, Inc. (a) (c)	1,513	16,461
Micrus Endovascular Corp. (a) (c)	1,240	17,298
Middlebrook Pharmaceutical, Inc. (a) (c)	2,857	4,285
Molecular Insight Pharmaceuticals, Inc. (a) (c)	1,409	10,821
Molina Healthcare, Inc. (a) (c)	1,158	35,898
Momenta Pharmaceuticals, Inc. (a)	1,956	25,643
Myriad Genetics, Inc. (a) (c)	3,557	230,778
Nabi Biopharmaceuticals (a) (c)	4,129	19,241
Nanosphere, Inc. (a) (c)	1,028	8,769
National Healthcare Corp. (c)	677	31,900
National Research Corp.	137	4,200
Natus Medical, Inc. (a) (c)	2,197	49,784
Nektar Therapeutics (a) (c)	7,363	26,433
Neogen Corp. (a)	1,148	32,351
Neurocrine Biosciences, Inc. (a) (c)	2,921	13,699
Nighthawk Radiology Holdings, Inc. (a)	1,999	14,433
Novavax, Inc. (a) (c)	4,156	12,052
Noven Pharmaceuticals, Inc. (a) (c)	1,978	23,103
NPS Pharmaceuticals, Inc. (a) (c)	3,762	26,861
NuVasive, Inc. (a) (c)	2,834	139,801
NxStage Medical, Inc. (a) (c)	1,556	6,566
Obagi Medical Products, Inc. (a) (c)	1,414	14,112
Odyssey HealthCare, Inc. (a) (c)	2,610	26,491
Omnicell, Inc. (a)	2,589	34,045
Omrix Biopharmaceuticals, Inc. (a) (c)	1,139	20,434
Onyx Pharmaceuticals, Inc. (a) (c)	4,429	160,241
Opko Health, Inc. (a) (c)	3,824	6,692
Optimer Pharmaceuticals, Inc. (a) (c)	1,927	15,320
OraSure Technologies, Inc. (a)	3,551	17,471
Orexigen Therapeutics, Inc. (a)	1,597	17,232
Orthofix International N V (a)	1,362	25,374
Orthovita, Inc. (a)	5,276	13,718
OSI Pharmaceuticals, Inc. (a) (c)	4,558	224,664
Osiris Therapeutics, Inc. (a) (c)	1,190	22,955
Owens & Minor, Inc.	3,277	158,934
Pain Therapeutics, Inc. (a) (c)	2,773	27,092
Palomar Medical Technologies, Inc. (a)	1,454	19,571
Par Pharmaceutical Cos., Inc. (a) (c)	2,752	33,822
Parexel International Corp. (a)	4,511	129,285
PDL Biopharma, Inc.	9,507	88,510
PharmaNet Development Group, Inc. (a)	1,540	11,119
Pharmasset, Inc. (a) (c)	1,247	24,878
Pharmerica Corp. (a)	2,424	54,516
Phase Forward, Inc. (a) (c)	3,409	71,282
Pozen, Inc. (a) (c)	2,076	21,819
Progenics Pharmaceuticals, Inc. (a) (c)	2,122	28,244
Protalix Biotherapeutics, Inc. (a) (c)	859	1,916
PSS World Medical, Inc. (a) (c)	4,935	96,232
Psychiatric Solutions, Inc. (a) (c)	4,416	167,587
Quality Systems, Inc. (c)	1,395	58,953
Questcor Pharmaceuticals Inc Com (a)	4,304	31,634
Quidel Corp. (a) (c)	2,245	36,840
Radnet, Inc. (a) (c)	1,700	6,817
Regeneron Pharmaceuticals, Inc. (a) (c)	4,901	106,989
RehabCare Group, Inc. (a) (c)	1,438	26,028
Repligen Corp. (a) (c)	2,475	11,657
Res-Care, Inc. (a)	1,977	35,863
Rexahn Pharmaceuticals, Inc. (a) (c)	2,327	3,002
Rigel Pharmaceuticals, Inc. (a) (c)	2,907	67,878
RTI Biologics, Inc. (a) (c)	4,282	40,037
Salix Pharmaceuticals Ltd. (a) (c)	3,805	24,390
Sangamo Biosciences, Inc. (a) (c)	2,918	22,469
Savient Pharmaceuticals, Inc. (a) (c)	4,321	64,426
Seattle Genetics Inc. (a) (c)	4,826	51,638
Sequenom, Inc. (a) (c)	4,495	119,657
Sirona Dental Systems, Inc. (a) (c)	1,345	31,312
Skilled Healthcare Group, Inc. - Class A (a) (c)	1,394	22,151
Somanetics Corp. (a) (c)	1,025	22,417
SonoSite, Inc. (a) (c)	1,339	42,045
Spectranetics Corp. (a) (c)	2,522	11,677
Stereotaxis, Inc. (a) (c)	2,011	12,167
STERIS Corp.	4,665	175,311
Sucampo Pharmaceuticals, Inc. (a) (c)	729	6,218
Sun Healthcare Group, Inc. (a) (c)	3,429	50,269
Sunrise Senior Living, Inc. (a) (c)	3,577	49,327
SurModics, Inc. (a) (c)	1,228	38,670
Symmetry Medical, Inc. (a)	2,826	52,451
Synovis Life Technologies, Inc. (a)	993	18,688
Synta Pharmaceuticals Corp. (a) (c)	1,334	10,165
Targacept, Inc. (a) (c)	1,445	8,395
Tercica, Inc. (a) (c)	1,357	12,132
Theravance, Inc. (a) (c)	4,123	51,373
Thoratec Corp. (a) (c)	4,341	113,951
Tomotherapy, Inc. (a) (c)	3,263	14,945
Trans1, Inc. (a) (c)	973	9,623
Triple-S Management Corp. (a) (c)	1,100	17,919
United Therapeutics Corp. (a) (c)	1,794	188,675
US Physical Therapy, Inc. (a) (c)	946	16,423
Valeant Pharmaceuticals International (a) (c)	5,557	113,752
Viropharma, Inc. (a) (c)	5,574	73,131
Virtual Radiologic Corporation (a) (c)	557	4,545
Vision-sciences Inc Del (a)	1,341	5,351
Vital Images, Inc. (a) (c)	1,371	20,565
Vital Signs, Inc. (c)	641	47,370
Vivus, Inc. (a) (c)	4,828	38,334
Vnus Medical Technologies, Inc. (a) (c)	1,037	21,704
Volcano Corporation (a)	3,761	65,028
West Pharmaceutical Services, Inc. (c)	2,576	125,760
Wright Medical Group, Inc. (a) (c)	2,962	90,163
Xenoport, Inc. (a) (c)	2,003	97,125
XOMA Ltd. (a) (c)	10,163	21,342
Zoll Medical Corp. (a) (c)	1,665	54,479
Zymogenetics, Inc. (a) (c)	2,991	19,920
		11,628,761
Materials & Processing - 8.4%
AAON, Inc.	1,069	19,445
Abitibibowater, Inc. (a) (c)	4,143	16,033
Aceto Corp. (c)	1,948	18,681
Acuity Brands, Inc. (c)	3,236	135,135
AEP Industries, Inc. (a) (c)	466	9,320
Agfeed Industries, Inc. (a) (c)	1,582	12,498
Albany International Corp. (c)	2,365	64,635
Alico, Inc. (c)	267	12,664
Allied Nevada Gold Corp. (a)	3,588	20,523
AMCOL International Corp. (c)	2,056	64,271
American Vanguard Corp. (c)	1,505	22,695
Ameron International Corp. (c)	731	52,376
Ampco-Pittsburgh Corp.	660	17,094
Amrep Corp. (a) (c)	138	5,853
Andersons, Inc. (c)	1,443	50,822
Apex Silver Mines Ltd. (a) (c)	4,538	7,805
Apogee Enterprises, Inc.	2,305	34,644
Arch Chemicals, Inc. (c)	1,981	69,929
Avatar Holdings, Inc. (a) (c)	486	16,038
Balchem Corp. (c)	1,444	38,511
Barnes Group, Inc. (c)	3,811	77,058
Beacon Roofing Supply, Inc. (a) (c)	3,529	55,123
Bluegreen Corp. (a) (c)	1,023	7,069
Boise, Inc. (a) (c)	2,845	4,438
Brady Corp. (c)	4,002	141,191
Brookfield Homes Corp. (c)	809	11,617
Brush Engineered Materials, Inc. (a) (c)	1,625	30,176
Buckeye Technologies, Inc. (a)	3,124	25,586
Builders FirstSource, Inc. (a) (c)	1,267	7,589
Bway Holding Company (a)	596	6,991
Cabot Microelectronics Corp. (a) (c)	1,870	59,990
Cadiz, Inc. (a) (c)	953	18,174
Calavo Growers, Inc. (c)	827	10,304
Calgon Carbon Corp. (a) (c)	3,261	66,394
Cambrex Corp. (a)	2,197	13,512
Ceradyne, Inc. (a) (c)	2,099	76,949
China Architectural Engineering, Inc. (a) (c)	1,486	10,536
China BAK Battery, Inc. (a) (c)	2,409	8,672
China Precision Steel, Inc. (a) (c)	1,368	4,555
CIRCOR International, Inc. (c)	1,341	58,240
Clarcor, Inc. (c)	4,024	152,711
Clean Harbors, Inc. (a) (c)	1,575	106,391
Coeur d'Alene Mines Corp. (a) (c)	43,894	67,158
Cogdell Spencer, Inc.	841	13,490
Comfort Systems USA, Inc. (c)	3,152	42,111
Compass Minerals International, Inc.	2,582	135,271
Consolidated-Tomoka Land Co. (c)	432	18,658
Deltic Timber Corp. (c)	838	53,330
Drew Industries, Inc. (a) (c)	1,570	26,863
Dycom Industries, Inc. (a)	3,143	40,922
Dynamic Materials Corp. (c)	1,005	23,326
EMCOR Group, Inc. (a) (c)	5,408	142,339
Encore Wire Corp. (c)	1,453	26,314
Energy Conversion Devices, Inc. (a) (c)	3,579	208,477
EnerSys (a) (c)	2,190	43,165
ENGlobal Corp. (a) (c)	2,157	28,623
Ennis, Inc. (c)	2,050	31,693
Exide Technologies (a) (c)	5,996	44,250
Ferro Corp. (c)	3,483	70,008
Forestar Real Estate Group Inc. (a) (c)	2,839	41,875
Furmanite Corporation (a) (c)	2,902	30,007
FX Real Estate & Entertainment, Inc. (a) (c)	500	520
General Moly, Inc. (a) (c)	4,998	21,741
General Steel Holdings, Inc. (a) (c)	858	6,126
Gibraltar Industries, Inc. (c)	2,143	40,096
Glatfelter	3,605	48,812
Granite Construction, Inc. (c)	2,639	94,529
Graphic Packaging Holding Co. (a) (c)	11,515	28,788
Great Lakes Dredge & Dock Corp.	3,173	20,022
Griffin Land & Nurseries, Inc.	267	9,900
Griffon Corp. (a) (c)	3,464	31,245
Grubb & Ellis Co. (c)	2,863	7,730
Haynes International, Inc. (a) (c)	949	44,442
HB Fuller Co. (c)	3,848	80,308
Hecla Mining Co. (a) (c)	10,150	47,502
Hercules, Inc.	8,977	177,655
Hexcel Corp. (a) (c)	7,645	104,660
Hill International Inc (a)	1,866	25,844
Hilltop Holdings, Inc. (a) (c)	3,658	37,751
Horsehead Holdiing Corp. (a) (c)	2,783	16,420
HQ Sustainable Maritime Industries, Inc. (a) (c)	532	2,692
ICO, Inc. (a) (c)	2,207	12,381
Innerworkings, Inc. (a) (c)	2,519	27,936
Innophos Holdings, Inc. (c)	833	20,309
Innospec, Inc. (c)	1,864	22,480
Insituform Technologies, Inc. (a)	2,213	33,106
Insteel Industries, Inc. (c)	1,409	19,148
Integrated Electrical Services, Inc. (a)	617	10,835
Interface, Inc. (c)	4,219	47,970
Interline Brands, Inc. (a) (c)	2,581	41,838
Kaiser Aluminum Corp. (c)	1,257	53,988
Kapstone Paper & Packaging Crp (a) (c)	1,429	9,074
Kaydon Corp. (c)	2,206	99,402
Koppers Holdings, Inc. (c)	1,660	62,101
Landec Corp. (a)	1,849	15,143
Layne Christensen Co. (a)	1,528	54,137
LB Foster Co. - Class A (a) (c)	880	26,770
Louisiana-Pacific Corp. (c)	8,230	76,539
LSB Industries, Inc. (a) (c)	1,385	19,182
LSI Industries, Inc. (c)	1,507	12,463
Lydall, Inc. (a)	1,322	12,731
Medis Technologies Ltd. (a) (c)	2,122	3,820
Mercer International, Inc. (a) (c)	2,460	9,004
Meruelo Maddux Properties, Inc. (a) (c)	3,525	4,301
Michael Baker Corp. (a) (c)	583	20,288
Minerals Technologies, Inc.	1,506	89,396
Mobile Mini, Inc. (a) (c)	2,764	53,428
Mueller Industries, Inc. (c)	2,957	68,041
Mueller Water Products, Inc. - Class A (c)	9,174	82,383
Multi Color Corp.	757	18,085
Myers Industries, Inc. (c)	2,159	27,225
NCI Building Systems, Inc. (a) (c)	1,573	49,943
Neenah Paper, Inc. (c)	1,163	23,027
NewMarket Corp.	1,074	56,449
NL Industries (c)	532	5,464
NN, Inc.	1,264	16,242
Northwest Pipe Co. (a) (c)	729	31,799
Olin Corp. (c)	5,956	115,546
Olympic Steel, Inc. (c)	720	21,233
OM Group, Inc. (a) (c)	2,434	54,765
Omega Flex, Inc. (c)	248	5,592
Orion Marine Group, Inc. (a)	1,719	18,032
Penford Corp. (c)	895	15,833
Perini Corp. (a) (c)	2,165	55,835
PolyOne Corp. (a) (c)	7,432	47,936
Polypore International, Inc. (a)	1,270	27,318
Quaker Chemical Corp. (c)	819	23,309
Quanex Building Products Corp. (c)	2,956	45,049
RBC Bearings, Inc. (a)	1,736	58,486
Resource Capital Corporation (c)	1,695	10,272
Rock-Tenn Co. - Class A (c)	3,038	121,459
Rockwood Holdings, Inc. (a)	3,322	85,243
Rogers Corp. (a) (c)	1,429	52,844
Royal Gold, Inc.	2,330	83,787
RTI International Metals, Inc. (a)	1,832	35,834
Schulman A, Inc.	2,160	42,725
Shengda Tech, Inc. (a) (c)	2,402	16,814
Silgan Holdings, Inc.	2,009	102,640
Simpson Manufacturing Co., Inc. (c)	2,966	80,349
Solutia, Inc. (a) (c)	7,484	104,776
Spartech Corp.	2,435	24,107
The Standard Register Co.	1,196	11,781
Stepan Co. (c)	506	27,612
Sterling Construction Co. (a) (c)	919	14,888
Stillwater Mining Co. (a) (c)	3,229	18,761
Stratus Properties, Inc. (a) (c)	495	13,622
Sutor Tech Group Ltd (a)	608	2,000
Symyx Technologies, Inc. (a) (c)	2,680	26,559
Tejon Ranch Co. (a) (c)	887	32,952
Texas Industries, Inc. (c)	1,862	76,081
Thomas Properties Group, Inc.	1,901	19,200
Tredegar Corp.	1,919	34,139
Trex Co, Inc. (a) (c)	1,210	21,913
Trimas Corp. (a) (c)	1,166	7,649
Ultralife Batteries, Inc. (a)	1,001	7,758
Unifi, Inc. (a) (c)	3,597	17,409
United States Lime & Minerals (a) (c)	143	5,507
Universal Forest Products, Inc.	1,324	46,221
Universal Stainless & Alloy (a)	534	13,644
Uranium Res, Inc. (a) (c)	3,689	6,234
US Concrete, Inc. (a) (c)	3,167	14,156
Valence Technology, Inc. (a) (c)	4,040	13,938
Verso Paper Corp. (a)	1,116	2,946
Vse Corp. (c)	320	10,794
Watsco, Inc. (c)	1,862	93,621
Wausau Paper Corp. (c)	3,423	34,675
WD-40 Co. (c)	1,309	47,032
Westlake Chemical Corp. (c)	1,528	32,134
Worthington Industries (c)	5,125	76,568
WR Grace & Co. (a) (c)	5,746	86,880
Xerium Technologies, Inc.	1,653	10,645
Zep, Inc.	1,666	29,388
Zoltek Companies, Inc. (a) (c)	2,193	37,522
		6,957,342
Other - 0.4%
Brunswick Corp. (c)	6,979	89,261
Compass Diversified Holdings	1,899	26,472
GenCorp, Inc. (a) (c)	4,542	30,613
GenTek, Inc. (a) (c)	715	18,383
Kaman Corp. (c)	2,020	57,530
Lancaster Colony Corp. (c)	1,607	60,520
Raven Industries, Inc. (c)	1,275	50,171
United Capital Corp. (a)	143	3,788
		336,738
Technology - 13.1%
3Com Corp. (a) (c)	32,126	74,854
3D Systems Corp. (a) (c)	1,362	19,409
3PAR, Inc. (a)	2,170	13,997
ACI Worldwide, Inc. (a) (c)	2,739	47,987
Acme Packet, Inc. (a) (c)	2,165	12,405
Actel Corp. (a)	2,015	25,147
Actuate Corp. (a)	4,671	16,348
Acxiom Corp. (c)	4,868	61,045
Adaptec, Inc. (a) (c)	9,636	31,606
ADTRAN, Inc. (c)	4,476	87,237
Advanced Analogic Technologies, Inc. (a)	3,637	16,912
Advanced Battery Technology, Inc. (a) (c)	3,310	10,691
Agilysys, Inc. (c)	1,809	18,253
American Reprographics Co. (a) (c)	2,901	50,042
American Science & Engineering, Inc. (c)	724	43,245
American Software Inc. - Class A (c)	1,795	9,783
Amkor Technology, Inc. (a) (c)	8,686	55,330
Anadigics, Inc. (a) (c)	4,987	14,013
Anaren, Inc. (a) (c)	1,154	11,713
Anixter International, Inc. (a) (c)	2,374	141,277
Applied Micro Circuits Corp. (a)	5,163	30,875
ArcSight, Inc. (a)	564	4,303
Ariba, Inc. (a) (c)	6,812	96,254
Art Technology Group, Inc. (a) (c)	10,262	36,122
Aruba Networks, Inc. (a) (c)	4,167	21,377
AsiaInfo Holdings, Inc. (a) (c)	2,760	25,337
Atheros Communications, Inc. (a) (c)	4,728	111,486
AuthenTec, Inc. (a) (c)	1,996	4,291
Avanex Corp. (a) (c)	1,071	5,012
Avid Technology, Inc. (a) (c)	2,404	57,840
Avocent Corp. (a) (c)	3,565	72,940
BearingPoint, Inc. (a) (c)	17,363	9,029
Bel Fuse, Inc.	945	26,904
Benchmark Electronics, Inc. (a)	5,376	75,694
Bigband Networks, Inc. (a)	2,619	9,664
Black Box Corp. (c)	1,396	48,204
Blackbaud, Inc. (c)	3,564	65,756
Blackboard, Inc. (a) (c)	2,465	99,315
Blue Coat Systems, Inc. (a) (c)	2,639	37,447
Bookham, Inc. (a) (c)	8,027	9,071
Bottomline Technologies, Inc. (a)	1,750	18,200
CACI International, Inc. - Class A (a)	2,400	120,240
Callidus Software, Inc. (a) (c)	2,401	9,508
Cavium Networks, Inc. (a) (c)	2,413	33,975
Cbeyond, Inc. (a)	1,909	27,471
Ceva, Inc. (a) (c)	1,605	13,321
Checkpoint Systems, Inc. (a)	3,161	59,490
China Fire & Sec Group, Inc. (a) (c)	1,116	11,729
China Information Sec Tech, Inc. (a) (c)	1,826	8,582
China Sec & Surve Tech, Inc. (a) (c)	2,142	29,731
Chordiant Software, Inc. (a)	2,524	12,948
Ciber, Inc. (a) (c)	4,183	29,239
Cirrus Logic, Inc. (a)	5,171	28,182
Cogent Communications Group, Inc. (a) (c)	3,842	29,660
Cogent Inc. (a) (c)	3,356	34,298
Cogo Group, Inc. (a) (c)	2,053	10,819
Coherent, Inc. (a)	1,882	66,905
Coleman Cable, Inc. (a) (c)	552	5,537
Commvault Systems, Inc. (a) (c)	3,407	41,054
Compellent Technologies, Inc. (a) (c)	1,125	13,950
Comscore, Inc. (a) (c)	1,433	25,264
COMSYS IT Partners, Inc. (a) (c)	1,102	10,711
Comtech Telecommunications (a) (c)	1,930	95,033
Comverge, Inc. (a) (c)	1,739	7,999
Concur Technologies, Inc. (a) (c)	3,434	131,385
Constant Contact, Inc. (a) (c)	1,620	27,653
CPI International, Inc. (a) (c)	758	10,976
Cray, Inc. (a) (c)	2,516	13,033
CSG Systems International (a) (c)	2,843	49,838
Cubic Corp. (c)	1,242	30,541
Daktronics, Inc. (c)	2,613	43,533
Data Domain, Inc. (a) (c)	2,633	58,637
DealerTrack Holdings Inc. (a) (c)	3,397	57,205
Deltek, Inc. (a) (c)	1,003	6,098
DemandTec, Inc. (a) (c)	1,564	14,092
Digi International, Inc. (a)	2,054	20,951
Digimarc's Digital (private) (a)	461	1,534
Digital River, Inc. (a) (c)	2,958	95,839
Diodes, Inc. (a) (c)	2,306	42,546
DivX, Inc. (a) (c)	2,147	13,891
Double-Take Software, Inc. (a) (c)	1,377	13,701
DSP Group, Inc. (a) (c)	1,937	14,818
Eagle Test Systems, Inc. (a)	1,104	16,902
Ebix, Inc. (a)	162	15,222
Echelon Corp. (a) (c)	2,363	23,346
Electronics for Imaging (a) (c)	4,237	59,021
EMS Technologies, Inc. (a) (c)	1,243	27,731
Emulex Corp. (a)	6,725	71,756
Ener1, Inc. (a) (c)	2,863	22,360
Entropic Communications, Inc. (a) (c)	700	987
Entrust, Inc. (a) (c)	4,882	10,496
Epicor Software Corp. (a) (c)	4,727	37,296
EPIQ Systems, Inc. (a) (c)	2,817	38,311
Exar Corp. (a)	2,976	22,796
Extreme Networks, Inc. (a) (c)	9,110	30,701
FalconStor Software, Inc. (a) (c)	3,042	16,305
Finisar Corp. (a) (c)	31,447	31,761
Formfactor, Inc. (a) (c)	3,891	67,781
Foundry Networks, Inc. (a)	11,623	211,655
Gartner, Inc. (a) (c)	4,717	106,982
Geoeye, Inc. (a) (c)	1,434	31,734
Gerber Scientific, Inc. (a) (c)	1,886	17,238
Globecomm Systems, Inc. (a) (c)	1,607	14,045
Guidance Software, Inc. (a) (c)	743	3,485
Hackett Group, Inc. (a)	3,281	17,849
Harmonic, Inc. (a) (c)	7,500	63,375
Harris Stratex Networks, Inc. (a)	1,952	15,245
Herley Industries, Inc. (a)	1,076	18,400
Hittite Microwave Corp. (a)	1,557	52,315
Hughes Communications, Inc. (a)	572	20,992
Hutchinson Technology, Inc. (a) (c)	1,879	21,759
i2 Technologies, Inc. (a) (c)	1,248	16,836
ICx Technologies, Inc. (a) (c)	1,092	8,419
iGate Corp. (a)	1,744	15,120
II-VI, Inc. (a) (c)	1,946	75,232
Imation Corp. (c)	2,380	53,764
Immersion Corp. (a) (c)	2,323	13,520
Infinera Corporation (a) (c)	7,394	70,687
Informatica Corp. (a) (c)	7,053	91,618
Integral Systems, Inc. (a)	1,350	28,039
Interactive Intelligence, Inc. (a)	1,107	9,985
Interdigital, Inc. (a) (c)	3,611	86,845
Intermec, Inc. (a) (c)	4,905	96,334
Internet Brands, Inc. (a) (c)	1,767	12,316
Internet Capital Group, Inc. (a)	3,084	25,011
Interwoven, Inc. (a)	3,629	51,241
ION Geophysical Corp. (a) (c)	6,739	95,626
IPG Photonics Corp. (a) (c)	1,532	29,889
iRobot Corp. (a) (c)	1,426	21,133
Isilon Systems, Inc. (a) (c)	1,962	8,652
Ixia (a)	3,370	24,837
IXYS Corp. (a) (c)	1,911	17,371
j2 Global Communications, Inc. (a) (c)	3,539	82,636
JDA Software Group, Inc. (a)	2,049	31,165
Kemet Corp. (a) (c)	6,457	8,782
Kenexa Corp. (a) (c)	1,796	28,359
Keynote Systems, Inc. (a)	1,035	13,714
Kopin Corp. (a) (c)	5,497	17,151
LaBarge, Inc. (a) (c)	972	14,638
Lattice Semiconductor Corp. (a) (c)	9,176	18,903
Lawson Software, Inc. (a) (c)	10,050	70,350
Limelight Networks, Inc. (a) (c)	2,297	5,742
Loral Space & Communications, Inc. (a)	930	13,736
Macrovision Solutions Corp. (a) (c)	6,570	101,047
Magma Design Automation, Inc. (a) (c)	3,340	13,427
Manhattan Associates, Inc. (a) (c)	1,932	43,161
Mantech International Corp. - Class A (a) (c)	1,636	96,998
Mastech Holdings, Inc. (a)	116	884
Maxwell Technologies, Inc. (a)	1,454	19,396
Mentor Graphics Corp. (a) (c)	7,232	82,083
Mercadolibre, Inc. (a) (c)	2,030	41,311
Mercury Computer Systems, Inc. (a) (c)	1,813	16,136
Methode Electronics, Inc. (c)	3,028	27,070
Micrel, Inc.	3,957	35,890
MICROS Systems, Inc. (a)	6,490	173,023
Microsemi Corp. (a) (c)	6,266	159,658
MicroStrategy, Inc. (a)	721	42,921
Microtune, Inc. (a) (c)	4,122	11,047
Microvision, Inc. (a) (c)	4,522	8,773
MIPS Technologies, Inc. (a)	3,345	11,741
Moduslink Global Solutions Inc Com (a)	3,905	37,527
Monolithic Power Systems, Inc. (a) (c)	2,080	36,130
Monotype Imaging Holdings Inc Com (a) (c)	1,201	13,367
MRV Communications, Inc. (a) (c)	12,231	14,310
MSC.Software Corp. (a) (c)	3,581	38,317
Multi-Fineline Electronix, Inc. (a) (c)	692	10,235
Nci, Inc. (a)	519	14,781
Ness Technologies, Inc. (a) (c)	3,125	35,844
Netezza Corp Com (a)	3,143	33,347
Netgear, Inc. (a) (c)	2,817	42,255
Netlogic Microsystems, Inc. (a) (c)	1,363	41,217
Netscout Systems, Inc. (a) (c)	2,347	24,972
Netsuite, Inc. (a) (c)	586	10,560
Newport Corp. (a) (c)	2,855	30,777
Nextwave Wireless, Inc. (a) (c)	3,861	2,317
Novatel Wireless, Inc. (a) (c)	2,483	15,047
NVE Corp. (a) (c)	370	10,475
Omniture, Inc. (a) (c)	4,971	91,268
Omnivision Technologies, Inc. (a) (c)	4,068	46,416
OpenTV Corp. (a) (c)	7,261	10,238
Oplink Communications, Inc. (a) (c)	1,714	20,688
Opnet Technologies, Inc. (a) (c)	1,050	12,789
OSI Systems, Inc. (a) (c)	1,254	29,482
Palm, Inc. (c)	8,542	50,996
Parametric Technology Corp. (a)	9,175	168,820
Park Electrochemical Corp. (c)	1,622	39,317
PC-Tel, Inc. (c)	1,663	15,499
Pegasystems, Inc. (c)	1,149	14,834
Pericom Semiconductor Corp. (a)	1,758	18,459
Perot Systems Corp. (a)	6,891	119,559
Phoenix Technology Ltd. (a) (c)	2,193	17,522
Plexus Corp. (a) (c)	3,171	65,640
PLX Technology, Inc. (a)	2,208	11,305
PMC - Sierra, Inc. (a) (c)	17,426	129,301
Power Integrations, Inc. (a) (c)	2,423	58,394
Progress Software Corp. (a) (c)	3,309	86,001
Pros Holdings, Inc. (a) (c)	1,025	9,625
QAD, Inc.	1,023	7,079
Quantum Corp. (a) (c)	16,375	17,194
Quest Software, Inc. (a)	5,765	73,158
Rackable Systems, Inc. (a) (c)	2,362	23,171
Radiant Systems, Inc. (a)	2,204	19,153
Radisys Corp. (a) (c)	1,788	15,377
RealNetworks, Inc. (a) (c)	7,208	36,617
RF Micro Devices, Inc. (a) (c)	20,961	61,206
RightNow Technologies, Inc. (a)	2,216	27,855
Rimage Corp. (a)	769	10,735
Riverbed Technology, Inc. (a) (c)	4,468	55,939
Rubicon Technology, Inc. (a) (c)	1,056	7,624
Safeguard Scientifics, Inc. (a) (c)	9,301	11,626
Sanmina-SCI Corporation (a)	42,299	59,219
Sapient Corp. (a) (c)	6,996	51,980
SAVVIS, Inc. (a) (c)	2,994	40,239
Scansource, Inc. (a) (c)	2,094	60,286
Seachange International, Inc. (a) (c)	2,460	23,764
Secure Computing Corp. (a)	4,218	23,115
Semtech Corp. (a) (c)	4,919	68,669
Shoretel, Inc. (a) (c)	3,451	19,809
SI International, Inc. (a) (c)	1,058	31,793
Sigma Designs, Inc. (a) (c)	2,115	30,075
Silicon Image, Inc. (a) (c)	5,780	30,865
Silicon Storage Technology, Inc. (a) (c)	6,985	22,771
Sirf Technology Holdings, Inc. (a) (c)	4,621	6,885
Skyworks Solutions, Inc. (a) (c)	12,988	108,580
Smart Modular Technologies, Inc. (a) (c)	3,531	10,593
Smith Micro Software, Inc. (a) (c)	2,282	16,202
Solera Holdings, Inc. (a) (c)	4,111	118,068
SonicWALL, Inc. (a)	4,576	23,978
Sonus Networks, Inc. (a) (c)	16,247	46,791
Sourcefire, Inc. (a) (c)	1,595	11,628
Spansion, Inc. (a) (c)	10,163	15,753
SPSS, Inc. (a)	1,423	41,779
SRA International, Inc. - Class A (a)	3,389	76,693
Standard Microsystems Corp. (a) (c)	1,791	44,739
Stanley, Inc. (a) (c)	704	25,985
Starent Networks Corp. (a) (c)	2,370	30,668
STEC, Inc. (a) (c)	2,486	19,142
Stratasys, Inc. (a) (c)	1,645	28,738
SuccessFactors, Inc. (a) (c)	1,822	19,860
Super Micro Computer, Inc. (a)	1,763	15,885
Supertex, Inc. (a) (c)	843	23,739
SupportSoft, Inc. (a) (c)	3,687	11,061
Switch & Data Facilities Co., Inc. (a) (c)	1,635	20,356
Sybase, Inc. (a)	6,317	193,427
Sycamore Networks, Inc. (a)	15,235	49,209
SYKES Enterprises, Inc. (a) (c)	2,629	57,733
Synaptics, Inc. (a) (c)	2,709	81,866
Synchronoss Technologies, Inc. (a) (c)	1,749	16,458
Syniverse Holdings, Inc. (a) (c)	4,089	67,918
SYNNEX Corp. (a) (c)	1,387	30,986
Syntel, Inc. (c)	1,028	25,186
Taleo Corp. (a) (c)	1,796	35,722
Techtarget, Inc. (a) (c)	1,109	7,763
Techwell, Inc. (a) (c)	1,223	11,533
Tekelec (a)	5,197	72,706
Telecommunication Systems, Inc. (a) (c)	2,682	18,533
Terremark Worldwide, Inc. (a) (c)	4,212	28,936
Terrestar Corp. (a) (c)	4,633	4,633
Tessera Technologies, Inc. (a)	3,854	62,974
TIBCO Software, Inc. (a) (c)	14,856	108,746
Transmeta Corp Del (a) (c)	969	15,707
Trident Microsystems, Inc. (a)	4,861	11,666
Triquint Semiconductor, Inc. (a)	11,422	54,711
TTM Technologies, Inc. (a) (c)	3,401	33,738
Tyler Technologies, Inc. (a)	3,029	45,950
Ultimate Software Group, Inc. (a) (c)	1,961	52,947
Unica Corp. (a) (c)	1,113	8,726
Universal Display Corp. (a) (c)	2,305	25,263
UTStarcom, Inc. (a) (c)	8,802	29,663
Varian, Inc. (a)	2,353	100,944
Vasco Data Security International, Inc. (a) (c)	2,141	22,181
Verifone Holdings, Inc. (a) (c)	5,444	90,044
Viasat, Inc. (a)	2,019	47,608
Vignette Corp. (a)	1,970	21,158
Virtusa Corp. (a) (c)	703	4,577
Vocus, Inc. (a) (c)	1,280	43,469
Volterra Semiconductor Corp. (a) (c)	2,020	25,715
Vonage Holdings Corp. (a) (c)	4,093	4,134
Websense, Inc. (a) (c)	3,597	80,393
Website Pros, Inc. (a)	2,202	11,891
Wind River Systems, Inc. (a)	5,755	57,550
Zoran Corp. (a) (c)	4,128	33,684
		10,798,516
Utilities - 4.6%
Alaska Communications Systems Group, Inc. (c)	3,451	42,206
Allete, Inc. (c)	2,087	92,872
American States Water Co. (c)	1,375	52,938
Atlantic Tele-Network, Inc. (c)	726	20,328
Avista Corp. (c)	4,228	91,790
Black Hills Corp. (c)	3,061	95,105
California Water Service Group (c)	1,564	60,214
Centennial Communications Corp. (a) (c)	5,367	33,490
Central Vermont Public Service Corp. (c)	824	19,315
CH Energy Group, Inc. (c)	1,257	54,767
Chesapeake Utils Corp. (c)	543	18,033
Cincinnati Bell, Inc. (a)	19,359	59,819
Cleco Corp. (c)	4,797	121,124
Connecticut Water Service, Inc. (c)	671	19,425
Consolidated Communications Holdings, Inc.	1,846	27,838
Consolidated Water Co, Inc. (c)	1,157	19,692
El Paso Electric Co. (a)	3,533	74,193
The Empire District Electric Co. (c)	2,690	57,432
EnergySouth, Inc. (c)	582	35,752
Fairpoint Communications, Inc. (c)	7,094	61,505
FiberTower Corp. (a) (c)	9,586	13,229
General Communication (a) (c)	3,603	33,364
Global Crossing Ltd. (a) (c)	2,084	31,593
Globalstar, Inc. (a) (c)	3,342	5,681
Hungarian Telephone & Cable Corp. (a) (c)	384	7,642
Ibasis, Inc.	2,561	8,938
ICO Global Communications Holdings Ltd. (a) (c)	7,989	8,708
Idacorp, Inc.	3,605	104,869
IDT Corp. (c)	4,308	3,187
Iowa Telecommunications Services, Inc. (c)	2,550	47,634
iPCS, Inc. (a) (c)	1,367	30,443
ITC Holdings Corp. (c)	3,938	203,870
The Laclede Group, Inc. (c)	1,739	84,324
Mediacom Communications Corp. (a) (c)	3,136	18,565
MGE Energy, Inc.	1,760	62,568
Middlesex Water Co.	1,058	18,483
Neutral Tandem, Inc. (a) (c)	1,327	24,603
New Jersey Resources Corp. (c)	3,341	119,908
Nicor, Inc. (c)	3,597	159,527
Northwest Natural Gas Co. (c)	2,105	109,460
Northwestern Corp.	3,106	78,054
Ntelos Holdings Corp. (c)	2,382	64,052
Orbcomm, Inc. (a) (c)	2,519	12,419
Otter Tail Corp. (c)	2,395	73,598
PAETEC Holding Corp. (a) (c)	9,846	21,169
Piedmont Natural Gas Co. (c)	5,850	186,966
Pike Electric Corp. (a) (c)	1,368	20,151
PNM Resources, Inc. (c)	6,130	62,771
Portland General Electric Co.	4,983	117,898
Premiere Global Services, Inc. (a) (c)	4,929	69,302
RCN Corp. (a) (c)	3,000	36,780
Shenandoah Telecom Co. (c)	1,875	41,381
SJW Corp.	1,057	31,678
South Jersey Industries, Inc.	2,369	84,573
Southwest Gas Corp. (c)	3,449	104,367
Southwest Water Co. (c)	1,950	24,863
TW Telecom, Inc. (a) (c)	11,721	121,781
UIL Holdings Corp. (c)	2,010	69,003
Unisource Energy Corp. (c)	2,715	79,251
USA Mobility, Inc. (c)	1,858	20,438
Virgin Mobile USA, Inc. (a) (c)	2,125	6,248
Westar Energy, Inc. (c)	8,354	192,476
WGL Holdings, Inc.	3,942	127,918
		3,801,571
TOTAL COMMON STOCKS (Cost $87,748,576)		81,984,587
INVESTMENT COMPANIES - 1.1%
Prospect Capital Corporation (c)	2,094	26,824
iShares Russell 2000 Index Fund (c)	12,700	868,553
TOTAL INVESTMENT COMPANIES (Cost $1,032,531)		895,377
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
1.783%, 12/04/2008	$100,000	$99,873
TOTAL SHORT TERM INVESTMENTS (Cost $99,685)		99,873
Total Investments (Cost $88,880,792) (b) - 100.6%		82,979,837
Northern Institutional Diversified Assets Portfolio (d) - 49.3%		40,672,510
Liabilities in Excess of Other Assets - (49.9)%		(41,140,471)
TOTAL NET ASSETS - 100.0%		$82,511,876

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $89,041,908 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $14,642,321 and $(20,704,392) respectively, with a net appreciation / (depreciation) of $(6,062,071).
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $40,591,669, $40,672,510, and $3,319, respectively.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$ 123,652,347
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 123,652,347

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit EAFE International Index Portfolio

	Shares		Value
COMMON STOCKS - 98.7%
Australia - 5.6%
AGL Energy Ltd.	3,774		$41,622
Alumina Ltd.	8,215		20,713
Amcor Ltd.	6,172		27,141
AMP Ltd.	13,374		76,047
Aristocrat Leisure Ltd.	3,302		17,301
ASX Ltd.	1,465		36,114
Australia & New Zealand Banking Group Ltd.	12,270		189,562
AXA Asia Pacifica Holdings Ltd.	11,765		48,409
Babcock & Brown Ltd.	3,001		4,910
Bendigo and Adelaide Bank Ltd.	1,906		18,195
BHP Billiton Ltd.	22,423		580,098
BlueScope Steel Ltd.	5,179		30,523
Boral Ltd.	6,204		30,805
Brambles Ltd.	10,810		67,451
Caltex Australia Ltd.	2,550		25,223
CFS Retail Property Trust	17,407		31,584
Coca-Cola Amatil Ltd.	6,324		42,224
Commonwealth Bank of Australia	8,365		294,814
Computershare Ltd.	3,860		29,181
Crown Ltd	4,728		32,838
CSL Ltd.	3,735		113,152
DB RREEF Trust (a)	24,229		28,500
Fairfax Media Ltd.	11,136		23,861
Fortescue Metals Group Ltd. (a)	17,630		67,076
Foster's Group Ltd.	14,344		64,086
Goodman Group (a)	12,355		24,931
GPT Group	16,955		24,784
Harvey Norman Holdings Ltd.	10,364		26,105
Incitec Pivot (a)	7,060		28,286
Insurance Australia Group Ltd.	12,484		41,438
Leighton Holdings Ltd.	2,143		65,960
Lend Lease Corp. Ltd.	3,089		22,785
Lion Nathan Ltd.	4,052		30,337
Macquarie Airports Ltd.	16,044		35,273
Macquarie Group Ltd.	2,028		62,445
Macquarie Infrastructure Group	20,259		38,415
Metcash Limited	5,845		18,710
Mirvac Group	7,378		15,039
National Australia Bank Ltd.	10,769		217,345
Newcrest Mining Ltd.	3,312		68,817
OneSteel Ltd.	7,147		26,437
Orica Ltd.	2,412		40,735
Origin Energy Ltd.	8,338		107,849
Oz Minerals Ltd	22,983		29,163
Paladin Energy Ltd. (a)	4,031		12,458
Qantas Airways Ltd.	15,130		38,572
QBE Insurance Group Ltd.	6,477		139,684
Rio Tinto Ltd.	2,100		141,503
Santos Ltd.	3,881		59,385
Sims Group Ltd.	1,432		34,695
Sonic Healthcare Ltd.	2,662		28,317
St. George Bank Ltd.	3,706		87,471
Stockland	10,287		46,181
Suncorp-Metway Ltd.	6,840		51,990
TABCORP Holdings Ltd.	4,494		29,524
Tatts Group Ltd.	9,159		17,661
Telstra Corp.	95,091		319,027
Toll Holdings Ltd.	5,137		29,099
Transurban Group	8,344		38,240
Wesfarmers Ltd - PPS	994		22,881
Wesfarmers Ltd.	4,687		109,000
Westfield Group (a)	12,364		169,362
Westpac Banking Corp.	11,639		206,297
Woodside Petroleum Ltd.	4,765		192,272
Woolworths Ltd.	8,056		177,458
WorleyParsons Ltd.	1,645		40,688
			4,858,049
Austria - 0.8%
Andritz AG	358		15,453
Erste Bank der Oesterreichischen Sparkassen AG	1,958		97,478
Immoeast AG (a)	6,055		15,295
IMMOFINANZ AG	3,105		10,984
Meinl European Land (a)	2,729		20,560
Oesterreischeische Elektrizitaetswirtschafts AG	2,101		129,299
OMV AG	2,116		89,189
Raiffeisen International Bank-Holding AG	1,035		74,754
Strabag SE	790		35,156
Telekom Austria AG	3,533		62,162
Voestalpine AG	1,165		36,404
Wiener Staedtische Versicher	926		46,228
Wienerberger AG	675		18,327
			651,289
Belgium - 1.4%
Belgacom SA	2,287		86,166
Compagnie Nationale a Portefeuille	765		50,627
Colruyt SA	231		57,981
Delhaize Group	772		44,841
Dexia	8,111		88,600
Fortis	14,430		89,148
Groupe Bruxelles Lambert SA	1,007		86,912
InBev	4,174		248,330
KBC Ancora	489		32,224
KBC Groep NV	2,279		198,253
Mobistar SA	431		30,335
Solvay SA	599		73,527
UCB SA	1,164		41,356
Umicore	889		27,454
			1,155,754
Denmark - 1.1%
AP Moller-Maersk A/S A Shares	16		138,016
AP Moller-Maersk A/S B Shares	16		139,180
Carlsberg A/G	866		66,027
Coloplast A/S - B Shares	277		20,556
Danisco A/S	502		28,214
Danske Bank A/S	4,872		117,306
DSV A/S	1,448		23,053
FLSmidth & Co A/S	416		21,124
Jyske Bank A/S (a)	521		26,233
Novo-Nordisk A/S - Class B	3,531		183,055
Novozymes A/S	447		39,834
Trygvesta AS	601		38,643
Vestas Wind Systems A/S (a)	1,307		114,081
William Demant Holding (a)	486		21,859
			977,181
Finland - 1.4%
Elisa OYJ	1,631		32,004
Fortum OYJ	5,979		200,650
Kone OYJ	1,486		40,442
Metso Oyj	1,216		29,824
Neste Oil OYJ	1,872		39,041
Nokia OYJ	25,924		483,519
Nokian Renkaat OYJ	976		23,485
Outokumpu OYJ	1,319		21,015
Pohjola Bank Plc	1,731		25,226
Rautaruukki OYJ	1,199		23,962
Sampo OYJ	4,245		96,581
Sanoma WSOY OYJ	1,400		26,474
Stora Enso OYJ	4,867		47,556
UPM-Kymmene OYJ	4,320		67,402
Wartsila OYJ	837		35,262
YIT OYJ	1,226		12,802
			1,205,245
France - 11.5%
Accor SA	1,573		84,008
Aeroports de Paris	760		62,751
Air France-KLM	2,251		51,538
Air Liquide	1,655		181,858
Alcatel-Lucent (a)	16,397		63,189
Alstom	1,841		139,749
Atos Origin SA	585		25,745
AXA SA	13,579		444,499
BNP Paribas SA	6,067		579,139
Bouygues SA	2,415		109,400
Bureau Veritas	788		40,315
Cap Gemini SA	957		45,209
Carrefour SA	4,617		217,723
Casino Guichard Perrachon SA	653		58,267
Christian Dior	1,209		91,693
Cie de Saint-Gobain	2,585		133,718
Cie Generale de Geophysiqu (a)	1,120		35,537
CNP Assurances	1,076		121,534
Compagnie Generale des Etablissements Michelin - B Shares	1,053		68,205
Credit Agricole SA	11,501		221,507
Dassault Systemes SA	751		40,240
Eiffage	679		36,382
Electricite de France	6,532		472,350
Eramet	170		65,127
Essilor International SA	1,337		66,777
Eurazeo	487		41,169
Eutelsat Communications	1,585		42,161
France Telecom SA	17,096		479,535
Gaz de France	14,228		740,228
Gecina SA	506		54,537
Groupe Danone	3,346		237,338
Hermes International	728		118,442
Icade	334		27,059
Imerys SA	539		30,968
JC Decaux SA	1,694		37,095
Klepierre	1,005		39,335
Lafarge SA	1,186		124,872
Lagardere S.C.A.	1,025		46,203
Legrand SA	1,988		44,837
L'Oreal SA	3,997		392,199
LVMH Moet Hennessy Louis Vuitton SA	3,107		272,774
Natixis	9,033		30,249
Neopost SA	308		29,043
PagesJaunes Groupe SA	1,999		27,895
Pernod-Ricard SA	1,617		142,443
Peugeot SA	1,657		62,363
PPR SA	930		83,214
Publicis Groupe	1,534		48,316
Renault SA	2,067		131,728
Safran SA	3,438		60,167
Sanofi-Aventis	9,033		593,878
Schneider Electric SA	1,641		140,920
Scor SE	1,418		27,573
Societe Generale	3,827		343,777
Societe Television Francaise 1	1,766		31,286
Sodexho SA	1,080		63,735
Suez Environnement (a)	2,176		53,578
Technip SA	783		43,998
Thales SA	1,366		68,935
Total SA	16,031		973,880
Unibail-Rodamco	606		122,612
Valeo SA	611		18,490
Vallourec SA	403		86,958
Veolia Environnement	3,238		133,215
Vinci SA	3,227		152,043
Vivendi Universal SA	7,602		238,327
Wendel Investissem	338		26,958
Zodiac SA	458		21,842
			9,942,635
Germany - 8.6%
Adidas AG	1,352		72,357
Allianz SE	2,959		407,695
Arcandor AG (a)	2,084		6,836
BASF AG	6,351		306,561
Bayer AG	5,043		370,190
Bayerische Motoren Werke AG	4,066		158,352
Beiersdorf AG	1,832		116,285
Bilfinger Berger AG	272		14,287
Celesio AG	1,118		48,745
Commerzbank AG	4,503		69,383
Continental Ag (a)	1,177		116,999
Daimler AG	6,839		345,331
Deutsche Bank AG	3,527		256,105
Deutsche Boerse AG	1,382		127,992
Deutsche Lufthansa AG	3,358		66,119
Deutsche Post AG	8,077		169,434
Deutsche Postbank AG	1,240		48,328
Deutsche Telekom AG	29,012		440,815
E.ON AG	12,967		658,587
Fraport AG	692		41,026
Fresenius Medical Care AG	1,921		99,253
Fresenius SE	551		39,951
Fresenius Se	506		37,137
GEA Group AG	1,262		24,945
Hamburger Hafern Und Logistik	412		24,553
Hannover Rueckvers	902		32,472
HeidelbergCement AG	834		87,979
Henkel Kgaa	1,629		49,915
Hochtief AG	525		25,236
Hypo Real Estate Holding AG	1,415		8,066
Infineon Technologies AG (a)	6,271		35,172
K&S AG	1,160		82,596
Linde AG	1,142		122,304
MAN AG	911		61,970
Merck KGAA	493		52,575
Metro AG	2,221		111,406
Muenchener Rueckversicherungs AG	1,417		214,431
Puma AG Rudolf Dassler Sport	122		33,601
Q-Cells AG (a)	598		50,837
RWE AG	3,341		320,642
Salzgitter AG	431		44,410
SAP AG	8,061		428,977
Siemens AG	5,982		562,649
Solarworld AG	912		39,770
ThyssenKrupp AG	3,564		108,735
TUI AG (a)	1,812		29,790
United Internet AG	1,594		17,366
Volkswagen AG	1,886		740,589
Wachker Chemie AG	391		56,490
			7,385,244
Greece - 0.7%
Alpha Bank AE	2,959		64,421
Coca-cola Hell Bot	2,444		51,300
EFG Eurobank Ergasias SA	3,448		62,850
Hellenic Petroleum SA	2,237		23,838
Hellenic Telecommunications Organization SA	3,452		62,049
Marfin Invest Grp	6,358		45,611
National Bank of Greece SA	3,466		140,458
OPAP SA	2,280		69,982
Piraeus Bank SA	2,240		46,641
Public Power Corp.	1,825		28,155
Titan Cement Co SA	773		25,529
			620,834
Hong Kong - 3.0%
ASM Pacific Tech	3,065		17,716
Bank of East Asia Ltd.	11,973		37,689
BOC Hong Kong Holdings Ltd.	68,536		122,527
Cathay Pacific Airways Ltd.	30,966		52,819
Cheung Kong Holdings Ltd.	15,426		174,754
Cheung Kong Infstr Ltd.	14,757		68,674
Chinese Estates Holdings Ltd.	14,757		18,286
CITIC International Financial Holdings, Inc. (a)	51,227		33,908
CLP Holdings Ltd.	16,313		131,593
Esprit Holdings Ltd.	9,101		56,413
Foxconn International Holdings Ltd. (a)	53,125		23,764
Hang Lung Group	9,266		29,351
Hang Lung Properties Ltd.	29,075		68,444
Hang Seng Bank Ltd.	12,146		229,609
Henderson Land Development Co. Ltd.	15,281		68,119
Hong Kong & China Gas Co.	43,910		100,233
Hong Kong Exchanges and Clearing Ltd.	7,509		92,484
HongKong Electric Holdings Ltd.	13,945		87,588
Hopewell Holdings Ltd.	8,538		31,007
Hutchison Telecomunications International Ltd. (a)	34,152		38,139
Hutchison Whampoa Ltd.	28,258		217,037
Hysan Development Co. Ltd.	8,359		21,759
Kerry Properties Ltd.	10,657		34,540
Kingboard Chemical Holdings Ltd.	7,230		24,687
Li & Fung Ltd.	21,789		53,319
Lifestyle International	12,197		13,854
Link REIT	14,757		30,676
MTR Corp. Ltd.	39,132		115,547
Mongolia Energy Co. (a)	41,456		22,323
New World Development Ltd.	30,134		33,561
Noble Group Ltd.	23,374		22,244
NWS Holdings Ltd	15,178		27,235
Orient Overseas International Ltd.	5,737		14,696
PCCW Ltd.	58,786		24,495
Shangri-La Asia Ltd.	20,897		29,938
Sino Land Co.	34,575		38,724
Sun Hung Kai Properties Ltd.	16,178		166,711
Swire Pacific Ltd. - Class A	6,236		54,815
Wharf Holdings Ltd.	18,824		53,779
Wheelock & Co Ltd	14,445		26,201
Wing Hang Bank Ltd.	2,650		20,360
Wing Lung Bank	1,870		37,383
Yue Yuen Indl Hldg	12,716		34,736
			2,601,737
Ireland (Republic of) - 0.4%
Allied Irish Banks Plc	5,834		47,958
Anglo Irish Bank Corp. Plc	5,336		29,087
Bank of Ireland	6,353		35,418
CRH Plc	3,837		81,199
Elan Corp. Plc (a)	3,351		35,470
Experian Group Ltd.	7,508		49,758
Irish Life & Permanent Plc	2,129		14,915
Kerry Group Plc	1,201		35,184
Ryanair Holdings Plc (a)	11,068		35,310
			364,299
Italy - 4.3%
A2a Spa	21,183		54,051
Alleanza Assicurazioni SpA	4,879		44,848
Assicurazioni Generali SpA	8,618		286,092
Atlantia SpA	4,034		83,113
Banca Carige SpA	11,521		38,059
Banca Intesa SpA - RNC	5,977		28,515
Banca Monte dei Paschi di Siena SpA	38,558		95,964
Banca Popolare di Milano	3,213		27,306
Banco Popolare Scarl	4,651		72,251
Bulgari SpA	3,118		27,910
Enel SpA	39,458		329,382
ENI SpA	26,623		705,669
Fiat SpA	8,004		107,557
Finmeccanica SpA	3,190		69,151
Fondiaria - Sai SpA	970		22,896
Ifil - Investments SpA	8,589		38,949
Instituto Finanziario Industriale SpA (a)	865		9,555
Intesa Sanpaola	76,382		420,068
Italcementi	2,313		28,651
Lottomatica SpA	1,272		33,308
Luxottica Group SpA	3,080		70,866
Mediaset SpA	8,821		56,021
Mediobanca SpA	5,741		77,922
Mediolanum SpA	6,426		29,437
Parmalat SpA	16,374		38,650
Pirelli & C.	42,690		25,188
Prysmian SpA	1,433		28,188
Saipem SpA	3,186		95,328
Snam Rete Gas SpA	14,511		87,695
Telecom Italia SpA - RSP	47,006		53,283
Telecom Italia SpA	91,122		135,614
Terna Rete Electrica Nazionale	13,164		48,397
Unicredito Italiano SpA	85,959		321,430
Unione di Banche Italiane SCPA	4,687		102,677
Unipol Gruppo Finanziario SpA	18,604		39,921
			3,733,912
Japan - 23.0%
Acom Co. Ltd.	1,149		39,268
Advantest Corp.	1,444		30,534
Aeon Co. Ltd.	6,226		63,610
Aeon Mall Co Ltd	1,531		45,630
Aioi Insurance Co.	5,957		29,713
Aisin Seiki Co. Ltd.	2,164		52,997
Ajinomoto Co., Inc.	5,033		47,969
Alfresa Holdings Corp.	345		16,701
All Nippon Airways Co. Ltd.	12,000		42,748
Amada Co. Ltd.	4,020		22,077
Aozora Bank Ltd	14,007		21,958
Asahi Breweries Ltd.	3,330		58,363
Asahi Glass Co. Ltd.	8,418		73,999
Asahi Kasei Corp.	12,218		51,406
Astellas Pharma, Inc.	3,718		156,227
The Bank of Kyoto Ltd.	2,949		30,098
The Bank of Yokohama Ltd.	10,059		49,826
Benesse Corp.	885		36,147
Bridgestone Corp.	6,446		122,033
Brother Industries	2,682		28,398
Canon, Inc.	9,077		344,117
Casio Computer Co. Ltd.	1,858		17,445
Central Japan Railway Co.	13		122,584
The Chiba Bank Ltd.	6,631		34,767
Chubu Electric Power Co., Inc.	5,421		127,734
Chugai Pharmaceutical Co. Ltd.	3,816		62,184
Chugoku Bank	2,267		31,635
Chugoku Elec Power	2,740		56,174
Chuo Mitsui Trust Holdings, Inc.	7,115		38,412
Cosmo Oil Co Ltd	8,987		21,317
Credit Saison Co. Ltd.	1,422		23,371
Dai Nippon Printing Co. Ltd.	4,775		64,407
Daihatsu Motor Co.	3,210		35,118
Daiichi Sankyo Co. Ltd.	5,275		135,918
Daikin Industries Ltd.	2,109		71,132
Dainippon Sumitomo Pharma Co. Ltd.	2,901		23,765
Daito Trust Construction Co. Ltd.	980		36,449
Daiwa House Industry Co. Ltd.	5,052		48,300
Daiwa Securities Group, Inc.	9,920		72,255
Dena Co Ltd	4		16,116
Denso Corp.	6,291		154,305
Dentsu, Inc.	18		36,201
DIC Corp.	7,222		13,678
East Japan Railway Co.	29		216,271
Eisai Co. Ltd.	2,250		87,862
Electric Power Development Co. Ltd.	1,331		42,982
Elpida Memory, Inc. (a)	988		18,569
FamilyMart Co. Ltd	678		28,689
Fanuc Ltd.	1,743		131,129
Fast Retailing Co. Ltd.	823		83,924
Fuji Electric Holdings Co. Ltd.	5,586		13,493
Fuji Heavy Industries Ltd.	7,969		40,366
Fuji Television Network, Inc.	23		29,666
FUJIFILM Holdings Corp.	3,574		92,141
Fujitsu Ltd.	15,130		85,060
Fukuoka Financial Group, Inc.	7,486		27,548
The Gunma Bank Ltd.	3,381		19,280
Hachijuni Bank	5,352		28,392
Hankyu Hanshin Holdings, Inc.	11,330		52,041
Hino Motors	5,665		22,905
Hirose Electric Co. Ltd.	321		30,594
Hiroshima Bank	4,772		17,677
Hisamitsu Pharmaceutical Co.	876		38,341
Hitachi Chemical Co. Ltd.	1,693		22,719
Hitachi Construction Machinery Co. Ltd.	1,803		44,564
Hitachi Ltd.	22,149		149,527
Hitachi Metals	2,471		29,534
Hokkaido Electric Power Co., Inc.	1,812		37,835
Hokuhoku Financial Group, Inc.	12,074		26,944
Hokuriku Electric Power Co.	1,499		36,070
Honda Motor Co. Ltd.	12,251		371,607
HOYA Corp.	3,077		61,041
Ibiden Co. Ltd.	1,142		27,801
Idemitsu Kosan Co. Ltd.	342		27,698
IHI Corp.	10,720		16,845
Inpex Holdings, Inc.	16		135,975
Isetan Mitsukoshi (a)	3,029		35,540
Isuzu Motors Ltd.	11,953		33,218
ITOCHU Corp.	10,957		66,007
Iyo Bank	2,873		31,318
J Front Retailing Co. Ltd. (a)	5,409		31,205
Japan Airlines Corp. (a)	15,000		30,887
Japan Petroleum Exploration Co.	491		25,204
Japan Real Estate Investment Corp.	4		32,277
Japan Steel Works Ltd.	3,035		37,734
Japan Tobacco, Inc.	69		260,067
JFE Holdings, Inc.	4,011		124,406
JGC Corp.	2,237		35,889
The Joyo Bank Ltd.	6,461		29,413
JS Group Corp.	2,873		36,168
JSR Corp.	2,278		30,378
JTEKT Corp.	2,839		32,392
Jupiter Telecommunications Co. Ltd.	55		39,601
Kajima Corp.	9,412		28,433
The Kansai Electric Power Co. Inc.	6,521		145,083
Kao Corp.	4,022		107,860
Kawasaki Heavy Industries Ltd.	12,716		27,131
Kawasaki Kisen Kaisha Ltd.	4,407		27,265
KDDI Corp.	30		169,940
Keihin Electric Express Railway Co. Ltd.	3,701		24,258
Keyence Corp.	352		70,218
Kintetsu Corp.	10,899		37,982
Kirin Holdings Co. Ltd.	7,166		94,154
Kobe Steel Ltd.	24,977		50,261
Komatsu Ltd.	6,870		112,472
Konami Corp.	985		24,785
Konica Minolta Holdings, Inc.	4,112		46,995
Kubota Corp.	9,101		57,404
Kuraray Co. Ltd.	2,890		28,727
Kurita Water Industries Ltd.	998		23,375
Kyocera Corp.	1,398		106,116
Kyowa Hakko Kogyo Co. Ltd.	2,571		27,039
Kyushu Electric Power Co., Inc.	3,409		71,059
Lawson, Inc.	843		38,875
Leopalace 21 Corp.	1,468		11,351
Makita Corp.	1,197		24,521
Marubeni Corp.	12,894		58,448
Marui Group Co. Ltd.	2,891		21,590
Maruichi Steel Tube Ltd.	686		18,842
Matsushita Electric Industrial Co. Ltd.	16,025		276,263
Matsushita Electric Works Ltd.	5,570		49,465
Mazda Motor Corp.	10,793		43,955
Mediceo Paltac Holdings Co. Ltd.	2,023		24,749
Millea Holdings, Inc.	5,583		204,973
Mitsubishi Chemical Holdings	12,162		64,285
Mitsubishi Electric Corp.	15,296		103,203
Mitsubishi Estate Co. Ltd.	8,934		176,046
Mitsubishi Gas Chemical Co. Ltd.	5,051		24,428
Mitsubishi Heavy Industries Ltd.	24,148		104,887
Mitsubishi Materials Corp.	9,758		30,650
Mitsubishi Motors Corp. (a)	41,697		70,264
Mitsubishi Tanabe	3,664		50,923
Mitsubishi UFJ Financial Group, Inc.	74,798		652,255
Mitsubishi UFJ Lease & Finance Co. Ltd.	791		25,885
Mitsubishi Corp.	11,100		231,548
Mitsui & Co. Ltd.	12,113		150,375
Mitsui Chemicals, Inc.	6,099		26,888
Mitsui Engineering & Shipbuilding Co.	6,568		12,516
Mitsui Fudosan Co. Ltd.	5,972		115,391
Mitsui OSK Lines Ltd.	8,137		70,697
Mitsui Sumitomo Insurance Gr	3,380		115,117
Mizuho Financial Group, Inc.	75		327,986
Mizuho Trust & Bkg	39,844		54,669
Murata Manufacturing Co. Ltd.	1,813		73,192
Namco Bandai Holdings, Inc.	1,808		19,876
NEC Corp.	16,153		69,040
NGK Insulators Ltd.	2,709		33,165
Nidec Corp.	1,005		61,826
Nikon Corp.	2,705		64,890
Nintendo Co. Ltd.	926		392,785
Nippon Building Fund, Inc.	4		38,669
Nippon Electric Glass Co. Ltd.	3,960		35,871
Nippon Express Co. Ltd.	9,640		43,035
Nippon Meat Packers, Inc.	1,833		27,796
Nippon Mining Holdings, Inc.	7,288		29,356
Nippon Oil Corp.	11,053		55,659
Nippon Paper Group, Inc.	13		37,991
Nippon Sheet Glass Co. Ltd.	5,421		28,074
Nippon Steel Corp.	45,832		173,023
Nippon Telegraph & Telephone Corp.	105		468,662
Nippon Yusen KK	8,293		54,059
Nipponkoa Insuranance Co.	5,197		29,211
Nissan Motor Co. Ltd.	30,656		207,289
Nisshin Seifun Group, Inc.	2,959		39,833
Nisshin Steel Co. Ltd.	9,338		18,064
Nissin Food Products Co. Ltd.	1,004		35,783
Nitto Denko Corp.	1,275		32,437
NOK Corp.	1,337		14,989
Nomura Holdings, Inc.	12,880		168,085
Nomura Real Estate Holdings	1,493		35,563
Nomura Research Institute Ltd.	1,918		39,475
NSK Ltd.	5,203		30,057
NTN Corp.	4,926		25,600
NTT Data Corp.	20		79,070
NTT DoCoMo, Inc.	297		475,407
NTT Urban Devleopment Corp.	23		27,968
Obayashi Corp.	7,143		36,123
Odakyu Electric Railway Co. Ltd.	5,425		40,155
OJI Paper Co. Ltd.	9,920		49,873
Olympus Corp.	1,903		55,620
Omron Corp.	2,188		33,963
Ono Pharmaceutical Co Ltd	829		38,299
Oracle Corp Japan	1,073		48,834
Oriental Land Co. Ltd.	603		40,879
ORIX Corp.	694		86,894
Osaka Gas Co. Ltd.	17,125		58,967
Promise Co. Ltd.	1,114		21,556
Rakuten, Inc.	88		49,657
Resona Holdings, Inc.	84		113,319
Ricoh Co. Ltd.	5,508		77,448
Rohm Co. Ltd.	941		51,758
Sankyo Co. Ltd.	716		36,344
Sanyo Electric Co. Ltd. (a)	14,636		25,412
Sapporo Hokuyo Holdings	4		20,024
SBI Holdings, Inc.	170		25,479
Secom Co. Ltd.	1,721		71,693
Sega Sammy Holdings, Inc.	2,367		21,411
Seiko Epson Corp.	1,502		34,930
Sekisui Chemical Co. Ltd.	5,174		30,757
Sekisui House Ltd.	5,758		52,864
Seven & I Holdings Co. Ltd.	6,300		180,998
Sharp Corp.	8,282		90,498
Shikoku Elec Power Co. Inc.	1,698		42,648
Shimamura Co. Ltd.	297		19,917
Shimano, Inc.	725		24,959
Shimizu Corp.	7,533		35,884
Shin-Etsu Chemical Co. Ltd.	3,001		142,700
Shinko Securities Co. Ltd.	6,772		19,121
Shinsei Bank Ltd.	12,716		39,112
Shionogi & Co. Ltd.	2,439		49,400
Shiseido Co. Ltd.	2,905		65,053
The Shizuoka Bank Ltd.	5,341		52,585
Showa Denko KK	11,835		24,955
Showa Shell Sekiyu KK	3,231		31,469
SMC Corp.	496		51,677
Softbank Corp.	7,920		103,210
Sojitz Corp.	9,148		21,202
Sompo Japan Insurance, Inc.	6,671		56,621
Sony Financial Holdings Inc.	15		59,057
Sony Corp.	6,700		206,612
Square-enix Co Ltd	787		23,016
Stanley Electric Co. Ltd.	1,382		20,274
Sumco Corp.	1,960		31,023
Sumitomo Chemical Co. Ltd.	11,719		51,770
Sumitomo Electric Industries Ltd.	6,694		72,859
Sumitomo Heavy Industries Ltd.	4,645		22,146
Sumitomo Metal Industries Ltd.	33,807		104,807
Sumitomo Metal Mining Co. Ltd.	4,727		47,373
Sumitomo Mitsui Financial Group, Inc.	49		307,214
Sumitomo Realty & Development Co. Ltd.	3,382		73,656
The Sumitomo Trust & Banking Co. Ltd.	11,983		79,836
Sumitomo Corp.	9,480		88,390
Suruga Bank Ltd.	1,721		20,032
Suzuken Co. Ltd.	625		18,993
Suzuki Motor Corp.	4,080		75,599
T&D Holdings, Inc.	1,830		96,663
Taisei Corp.	8,538		22,282
Taisho Pharmaceutical Co. Ltd.	2,536		50,299
Taiyo Nippon Sanso	4,264		33,780
Takashimaya Co. Ltd.	3,488		30,391
Takeda Pharmaceutical Co. Ltd.	5,816		292,839
Takefuji Corp.	1,229		15,993
TDK Corp.	1,095		54,844
Teijin Ltd.	9,906		29,766
Terumo Corp.	1,455		75,899
Tobu Railway Co. Ltd.	7,303		35,412
Toho Co. Ltd.	1,648		34,488
Toho Gas Co.	4,536		25,018
Tohoku Electric Power Co., Inc.	3,409		73,275
Tokyo Broadcasting System, Inc.	1,600		27,465
The Tokyo Electric Power Co., Inc.	9,002		221,489
Tokyo Electron Ltd.	1,306		59,098
Tokyo Gas Co. Ltd.	19,542		81,538
Tokyu Land Corp.	4,967		18,463
Tokyu Corp.	9,212		44,011
TonenGeneral Sekiyu KK	3,795		31,169
Toppan Printing Co. Ltd.	5,280		41,177
Toray Industries, Inc.	11,348		53,277
Toshiba Corp.	23,154		100,981
Tosoh Corp.	5,625		16,599
Toyo Seikan Kaisha Ltd.	1,857		28,506
Toyoda Gosei Co. Ltd.	1,131		19,216
Toyota Boshoku Corp.	1,357		15,002
Toyota Industries Corp.	2,454		61,931
Toyota Motor Corp.	24,016		1,026,744
Toyota Tsusho Corp.	2,449		32,086
Trend Micro, Inc.	1,006		38,130
UBE Industries Ltd.	9,798		26,419
Unicharm Corp.	506		38,842
West Japan Railway Co.	15		64,237
Yahoo! Japan Corp.	413		135,203
Yakult Honsha Co.	1,329		40,952
Yamada Denki Co. Ltd.	655		49,648
Yamaguchi Financial Group	2,468		30,119
Yamaha Motor Co.	2,490		34,009
Yamaha Corp.	1,830		31,205
Yamato Holdings Co. Ltd.	3,447		38,607
Yamato Kogyo Co. Ltd.	695		24,285
			19,819,564
Luxembourg - 0.7%
ArcelorMittal	9,790		495,931
Millicom International Cellular SA	733		50,615
SES	2,775		57,444
			603,990
Netherlands - 2.5%
Aegon NV	11,216		99,231
Akzo Nobel NV	1,914		91,889
ASML Holding NV	2,856		49,913
Corio NV	554		39,360
European Aeronautic Defense and Space Co.	5,702		97,302
Fugro NV	557		32,892
Heineken Holdings Nv	1,393		54,687
Heineken NV	3,549		142,589
ING Groep NV	14,906		319,551
Koninklijke Ahold NV	8,006		92,483
Koninklijke DSM NV	1,235		58,415
Koninklijke Philips Electronics NV	7,591		205,963
Randstad Holding NV	1,416		37,233
Reed Elsevier NV	4,615		68,463
Royal KPN NV	11,971		172,884
SBM Offshore NV	924		19,781
Sns Reaal Groep Nv	2,104		24,011
STMicroelectronics NV	6,573		66,652
TNT NV	2,722		75,418
TomTom (a)	988		18,170
Unilever NV	11,185		314,845
Wolters Kluwer NV	2,173		44,043
			2,125,775
New Zealand - 0.0%
Telecom Corporation of New Zealand Ltd.	15,574		28,810
Norway - 1.4%
Acergy SA	1,397		14,122
Aker Solutions ASA	2,025		32,792
DNB NOR ASA	9,926		77,004
Norsk Hydro ASA	9,598		64,933
Orkla ASA	7,435		68,420
Petroleum Geo - Services (a)	1,583		20,918
Renewable Energy Corp AS (a)	3,723		69,012
Seadrill Ltd. (a)	2,854		59,130
StatoiHyrdol ASA	22,420		532,774
Storebrand ASA	3,936		23,393
Telenor ASA	11,496		143,153
Yara International ASA	2,224		79,152
			1,184,803
Portugal - 0.4%
Banco BPI SA Registered Shares	7,115		22,129
Banco Comercial Portugues SA	36,221		59,253
Banco Espirito Santo SA	3,879		48,098
Brisa-Auto Estradas de Portugal SA	3,284		32,664
Cimpor Cimentos De	5,070		32,501
Energias de Portugal SA	22,588		94,798
Portugal Telecom SGPS SA	6,819		68,573
Sonae SGPS, SA	14,941		11,490
			369,506
Singapore - 1.5%
CapitaLand Ltd.	20,698		45,117
Capitamall Trust	14,941		23,827
City Developments Ltd.	7,360		46,023
Cosco Corp Singapore	14,518		15,581
DBS Group Holdings Ltd.	10,958		130,589
Fraser and Neave Ltd.	10,101		25,336
Genting Intl (a)	55,596		17,833
Golden Agri Resour	63,750		14,214
Jardine Cycle & Carriage Ltd.	2,951		32,461
Keppel Corp Ltd.	11,290		62,386
Keppel Land Ltd.	5,992		11,968
Neptune Orient Lns	13,687		17,456
Olam International	11,493		14,658
Oversea-Chinese Banking Corp. Ltd.	22,660		114,410
SembCorp Industries Ltd.	13,859		31,750
Sembcorp Marine	14,757		31,373
Singapore Airlines Ltd.	8,350		83,883
Singapore Exchange Ltd.	8,049		35,063
Singapore Press Holdings Ltd.	14,988		41,816
Singapore Technologies Engineering Ltd.	25,761		48,920
Singapore Telecommunications Ltd.	102,675		234,688
United Overseas Bank Ltd.	10,746		128,467
Wilmar Int'l Ltd	43,807		77,687
Yanlord Land Group	14,315		9,390
			1,294,896
Spain - 4.8%
Abertis Infraestructuras SA	4,567		89,893
Acciona SA	454		69,194
Acerinox SA	1,809		32,402
ACS, Actividades de Construccion y Servicios, SA	2,553		103,357
Banco Bilbao Vizcaya Argentaria SA	24,239		391,961
Banco de Sabadell SA	9,562		74,317
Banco Popular Espanol SA (a)	8,667		103,237
Banco Santander Central Hispano SA	40,557		608,123
Bankinter Sa	3,239		40,715
Cintra Concesiones de Infraestructuras de Transporte SA (a)	3,829		45,002
Corporacion Mapfre SA	15,847		69,273
Criteria Caixacorp SA	22,784		109,544
Enagas SA	1,945		41,942
Fomento de Construcciones y Contratas SA	1,030		46,531
Gamesa Corporacion Tecnologica SA	1,711		58,622
Gas Natural SDG SA	3,206		119,003
Gestevision Telecinco (a)	2,237		22,863
Grifols SA	1,614		41,240
Grupo Ferrovial SA	1,006		46,245
Iberdrola Renovables SA (a)	27,820		121,559
Iberdrola SA (a)	32,637		331,557
Iberia Lineas Aereas de Espana SA	7,201		17,528
Inditex SA	4,379		185,291
Indra Sistemas SA	1,267		30,192
Promotora de Informaciones SA	2,084		14,072
Red Electrica de Espana	1,039		52,907
Repsol YPF SA	8,336		247,044
Sacyr Vallehermoso SA	1,933		32,080
Telefonica SA	31,207		742,025
Union Fenosa SA	6,341		155,024
Zardoya Otis SA	1,923		41,979
			4,084,722
Sweden - 2.0%
Alfa Laval AB	3,424		35,432
Assa Abloy AB	2,772		33,568
Atlas Copco AB	4,735		53,794
Atlas Copko AB - B Shares	2,944		29,745
Boliden AB	1,969		8,281
Electrolux AB	2,402		28,101
Getinge AB	1,305		26,898
Hennes & Mauritz AB	4,802		196,622
Husqvarna AB - B Shares	2,270		17,074
Investor AB	2,428		45,466
Lundin Petroleum AB (a)	2,299		19,208
Modern Times Group AB	343		12,356
Nordea Bank AB	17,006		203,034
Omx AB NPV (a)	588		22,505
Sandvik AB	8,215		87,031
Scania AB	3,026		37,269
Securitas AB - Class B	2,799		31,528
Skandinaviska Enskilda Banken AB	4,720		73,619
Skanska AB	2,745		31,244
SKF AB	2,655		33,919
SSAB Svenskt Stal AB	2,053		32,645
Svenska Cellulosa AB	4,452		47,162
Svenska Handelsbanken AB	4,297		96,237
Swedbank AB	3,853		50,372
Swedish Match AB	1,699		29,699
Tele2 AB - B Shares	2,703		30,847
Telefonaktiebolaget LM Ericsson - Class B	19,460		184,807
TeliaSonera AB	28,619		162,642
Volvo AB	10,124		91,466
			1,752,571
Switzerland - 6.6%
ABB Ltd.	15,216		294,862
Actelion Ltd. (a)	870		44,830
Adecco SA	1,494		64,902
Baloise-holdings	427		29,153
Compagnie Financiere Richemont AG	3,492		154,289
Credit Suisse Group	7,870		367,544
EFG International	994		28,698
Geberit AG	298		36,546
Givaudan SA	49		40,927
Holcim Ltd.	1,888		138,374
Julius Baer Holding AG	1,507		74,944
Kuehne & Nagel International AG	792		52,844
Lindt & Spruengli	7		17,068
Logitech International SA (a)	1,520		34,697
Lonza Group AG	361		45,295
Nestle SA	25,668		1,109,308
Nobel Biocare Holding AG	912		30,505
Novartis AG	17,760		935,056
OC Oerlikon Corp. AG (a)	106		20,997
Pargesa Holding AG - B Shares	586		50,433
Roche Holding AG	4,611		721,815
Schindler Holding AG	453		27,270
SGS SA	57		67,084
Sonova Holding AG	527		34,359
Straumann Holding AG	130		36,019
Sulzer AG	265		28,195
Swatch Group AG	2,053		68,790
Swiss Life Holding	256		37,167
Swiss Reinsurance	2,572		142,760
Swisscom AG	412		122,783
Syngenta AG	692		145,932
Synthes, Inc.	847		117,176
UBS AG (a)	16,133		275,752
Zurich Financial Services AG	973		269,444
			5,665,818
United Kingdom - 17.0%
3i Group Plc	2,772		35,098
Alliance & Leicester Plc	4,249		20,716
AMEC Plc	2,233		25,613
Anglo American Plc	8,712		294,287
Antofagasta Plc	7,057		51,263
Associated British Foods Plc	5,682		72,103
AstraZeneca Plc	9,561		418,382
Aviva Plc	17,135		149,043
BAE Systems Plc	22,871		168,603
Balfour Beatty Plc	4,269		23,195
Barclays Plc	42,909		254,940
BG Group Plc	21,967		398,393
BHP Billiton Plc	14,960		338,905
BP Plc	126,710		1,055,273
British Airways Plc	8,457		25,801
British American Tobacco Plc	13,409		437,765
British Energy Group Plc	7,394		100,475
British Land Co.	3,771		50,866
British Sky Broadcasting Group Plc	12,487		92,902
BT Group Plc	54,271		157,334
Bunzl Plc	1,679		19,753
Burberry Group Plc	3,582		25,328
Cable & Wireless Plc	18,561		55,119
Cadbury Plc	9,453		95,605
Cairn Energy Plc (a)	898		33,517
Capita Group Plc	4,473		55,669
Carnival Plc	1,314		39,164
Carphone Warehouse Group PLC	7,745		23,920
Centrica Plc	25,033		140,854
Cobham Plc	8,620		29,302
Compass Group Plc	12,975		80,471
Diageo Plc	16,640		283,868
Enterprise Inns Plc	3,864		12,477
Eurasian Natural Resourc-w/i	8,584		78,166
FirstGroup Plc	3,533		33,729
Friends Provident Plc	15,659		26,633
G4S Plc	10,842		39,207
GKN Plc	6,438		22,866
GlaxoSmithKline Plc	36,154		783,189
Hammerson Plc	2,016		35,542
Hays Plc	11,719		16,969
HBOS Plc	26,562		60,263
Home Retail Group Plc	7,898		33,284
HSBC Holdings Plc	77,742		1,257,724
ICAP Plc	5,010		32,314
Imperial Tobacco Group Plc	7,003		224,800
Inchcape Plc	2,887		9,752
Intercontinental Hotels Group	2,237		27,716
International Power Plc	11,017		71,287
Invensys Plc (a)	5,756		21,387
Investec Plc	3,450		18,850
ITV Plc	30,913		23,215
J Sainsbury Plc	12,414		77,855
Johnson Matthey Plc	1,261		30,677
Kazakhmys Plc	3,246		34,089
Kingfisher Plc	17,514		41,752
Ladbrokes PLC	3,965		13,390
Land Securities Group Plc	3,420		77,242
Legal & General Group Plc	41,041		74,068
Liberty International Plc	2,803		48,468
Lloyds TSB Group Plc	38,222		153,587
LogicaCMG Plc	9,920		19,409
London Stock Exchange Group	1,731		27,410
Lonmin	1,081		44,212
Man Group Plc	11,574		70,727
Marks & Spencer Group Plc	12,228		44,665
National Grid Plc	16,589		210,565
Next Plc	1,532		28,247
Old Mutual Plc	37,521		52,519
Pearson Plc	5,483		59,401
Persimmon Plc	2,379		17,310
Prudential Plc	16,164		147,383
Punch Taverns Plc	2,148		5,253
Reckitt Benckiser Group Plc	4,587		222,399
Reed Elsevier Plc	6,887		68,579
Rentokil Initial Plc	12,784		15,861
Rexam Plc	5,452		38,736
Rio Tinto Plc	6,741		423,058
Rolls-Royce Group Plc (a)	12,104		73,289
Royal & Sun Alliance Insurance Group	22,987		61,459
Royal Bank of Scotland Group Plc	113,147		365,000
Royal Dutch Shell Plc - Class A	23,383		675,308
Royal Dutch Shell Plc - Class B	18,622		523,142
SABMiller Plc	9,279		181,168
Sage Group Plc	10,966		38,410
Schroders	1,775		32,745
Scottish & Southern Energy Plc	5,817		148,017
Segro Plc	2,873		21,661
Serco Group Plc	4,098		26,726
Severn Trent Plc	1,716		41,638
Shire Ltd	6,662		105,347
Smith & Nephew Plc	6,709		70,856
Smiths Group Plc	2,493		45,206
Stagecoach Group	5,409		24,581
Standard Chartered Plc	8,845		217,635
Standard Life Plc	15,130		65,959
Tate & Lyle Plc	3,881		26,662
Tesco Plc	51,667		359,342
Thomas Cook Group Plc	7,230		28,688
Thomson Reuters Plc	1,504		33,607
Tomkins Plc	6,659		18,592
TUI Travel Plc	7,549		29,190
Tullow Oil	5,321		68,030
Unilever Plc	8,287		225,329
United Utilities G	4,566		56,664
Vedanta Resources	2,097		43,954
Vodafone Group Plc	356,732		787,814
Whitbread Plc	1,424		26,933
WM Morrison Supermarkets Plc	19,108		88,859
Wolseley Plc	4,444		33,590
WPP Group Plc	8,002		64,724
Xstrata Plc	6,637		206,838
			14,746,722
United States - 0.0%
Dr Pepper Snapple Group, Inc. (a)	1		19
TOTAL COMMON STOCKS (Cost $98,579,716)			85,173,375
INVESTMENT COMPANIES - 0.2%
iShares MSCI EAFE Index Fund	2,306		129,828
TOTAL INVESTMENT COMPANIES (Cost $137,228)			129,828
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel AG & Co. KGAA	1,278		46,706
Porsche Automobile Holding AG	652		72,298
RWE AG	351		25,271
Volkswagen AG	774		96,512
TOTAL PREFERRED STOCKS (Cost $271,499)			240,787
RIGHTS - 0.0%
Dowa Mining Co. Ltd.
Issued by Dowa Mining Co. Ltd, Exp. 1/29/2010, Strike $1.00	1,805		394
TOTAL RIGHTS (Cost $0)			394
Total Investments (Cost $98,988,443) (b) (c) - 99.2%			85,544,384
Other Assets in Excess of Liabilities - 0.8%			692,045
TOTAL NET ASSETS - 100.0%			$86,236,429

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $99,600,024 and gross unrealized appreciation and depreciation of securities as of September 30, 2008, was $10,758,240 and ($24,813,880) respectively, with a net appreciation / (depreciation) of ($14,055,640).
(c)	Valued in good faith under procedures adopted by the Board of Directors.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ -
Level 2 - Other significant observable inputs	85,543,990
Level 3 - Significant unobservable inputs	394
Total	$ 85,544,384

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments in Securities
Balance as of 12/31/07		$ 632
Accrued discounts / premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		(238)
Net purchases (sales)		-
Transfers in and / or out of Level 3		-
Balance as of 9/30/08		$ 394

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2008 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 24.0%
U.S. Treasury Bonds - 3.9%
6.250%, 08/15/2023 (b)	$400,000	$480,281
5.500%, 08/15/2028 (b)	500,000	569,492
5.250%, 11/15/2028 (b)	600,000	664,735
6.125%, 08/15/2029 (b)	200,000	246,516
		1,961,024
U.S. Treasury Notes - 20.1%
3.375%, 12/15/2008 (b)	196,000	197,041
5.500%, 05/15/2009	200,000	204,625
6.000%, 08/15/2009 (b)	750,000	776,192
6.500%, 02/15/2010 (b)	600,000	637,828
4.000%, 04/15/2010 (b)	400,000	413,062
5.750%, 08/15/2010 (b)	300,000	321,281
4.250%, 01/15/2011 (b)	800,000	841,750
4.500%, 09/30/2011 (b)	200,000	212,641
4.500%, 04/30/2012 (b)	980,000	1,044,619
3.875%, 02/15/2013 (b)	650,000	676,356
4.250%, 11/15/2013 (b)	950,000	1,010,117
3.500%, 05/31/2013 (b)	400,000	409,812
4.000%, 02/15/2014 (b)	1,000,000	1,051,016
4.000%, 02/15/2015 (b)	700,000	735,109
4.875%, 08/15/2016 (b)	750,000	811,817
4.625%, 02/15/2017 (b)	750,000	798,106
		10,141,372
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,667,227)		12,102,396
SOVEREIGN GOVERNMENT BONDS - 0.2%
Province of New Brunswick
6.750%, 08/15/2013	100,000	112,535
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $109,527)		112,535
MORTGAGE BACKED SECURITIES - 39.3%
Bank of America Commercial Mortgage, Inc.
Series 2002-PB2, 6.186%, 06/11/2035	500,000	499,139
Series 2006-5, 5.390%, 09/10/2047	690,000	631,965
Series 2007-2, 5.688%, 04/10/2049	550,000	471,220
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	627	626
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	341,228
Series 2004-PWR5, 4.254%, 07/11/2042	532,951	522,738
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	874,381	878,897
Pool #639917, 5.000%, 11/01/2017	144,714	145,371
Pool #727360, 5.500%, 08/01/2018	392,048	398,361
Pool #828624, 5.000%, 06/01/2020	354,576	353,527
Pool #211487, 6.500%, 04/01/2023	65,411	67,731
Pool #653650, 6.500%, 08/01/2032	336,871	345,997
Pool #555591, 5.500%, 07/01/2033	608,964	609,068
Pool #722267, 5.500%, 07/01/2033	769,308	769,439
Pool #732114, 6.000%, 08/01/2033	104,974	106,824
Pool #357457, 5.500%, 11/01/2033	706,010	706,130
Pool #772646, 5.500%, 03/01/2034	938,019	937,300
Pool #840633, 6.000%, 06/01/2034	584,690	595,725
Pool #801322, 5.000%, 10/01/2034	880,466	859,863
Pool #824839, 5.500%, 06/01/2035	1,248,730	1,246,992
Pool #256101, 5.500%, 02/01/2036	593,334	592,508
Pool #745946, 5.500%, 11/01/2036	914,578	912,876
Pool #903724, 7.500%, 11/01/2036	677,610	711,965
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	978,135	979,646
Pool #E9-9160, 4.500%, 09/01/2018	382,111	376,014
Pool #G1-1798, 5.000%, 11/01/2020	639,999	636,987
Pool #C7-6658, 5.000%, 02/01/2033	1,089,761	1,064,942
Pool #G0-8051, 5.000%, 04/01/2035	662,896	646,763
Pool #G0-8146, 6.000%, 08/01/2036	809,677	820,404
Pool #A6-6783, 6.000%, 10/01/2037	1,761,039	1,784,370
Ginnie Mae I Pool
Pool #003583M 5.500%, 07/20/2034	748,556	747,902
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	94,456	93,803
TOTAL MORTGAGE BACKED SECURITIES (Cost $20,038,079)		19,856,321
ASSET BACKED SECURITIES - 0.1%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	116,608	75,919
TOTAL ASSET BACKED SECURITIES (Cost $115,245)		75,919
U.S. GOVERNMENT AGENCY ISSUES - 10.8%
Fannie Mae
5.050%, 02/07/2011	1,300,000	1,350,791
6.000%, 05/15/2011	300,000	320,264
6.125%, 03/15/2012	550,000	593,531
5.000%, 02/16/2017	200,000	202,682
4.875%, 06/13/2018	100,000	101,352
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	760,946
Freddie Mac
5.750%, 03/15/2009	200,000	202,161
7.000%, 03/15/2010	1,300,000	1,370,117
3.250%, 02/25/2011	300,000	299,176
4.125%, 12/21/2012	250,000	252,566
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,374,796)		5,453,586
CORPORATE BONDS - 19.0%
Consumer Discretionary - 1.0%
Johnson Controls, Inc.
5.250%, 01/15/2011 (b)	200,000	202,301
McDonalds Corp.
4.300%, 03/01/2013	100,000	98,804
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	106,202
Thomson Reuters Corp.
6.200%, 01/05/2012	100,000	101,764
		509,071
Consumer Staples - 1.8%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	230,000
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	239,240
Coca Cola Co.
5.350%, 11/15/2017	100,000	98,859
Wal Mart Stores, Inc.
6.500%, 08/15/2037	250,000	234,566
Walgreen Co.
4.875%, 08/01/2013 (b)	100,000	99,969
		902,634
Energy - 3.0%
Apache Corp.
5.625%, 01/15/2017 (b)	100,000	93,965
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	392,572
6.580%, 08/28/2032 (a)	100,000	89,855
Conoco Funding Co.
6.350%, 10/15/2011	80,000	82,850
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	292,057
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	180,000	183,319
Suncor Energy, Inc.
6.500%, 06/15/2038	250,000	208,915
XTO Energy, Inc.
4.625%, 06/15/2013	200,000	187,618
		1,531,151
Financials - 4.8%
American General Finance Corp.
5.375%, 09/01/2009	210,000	142,921
Bank of America Corp.
5.750%, 12/01/2017	100,000	84,799
Camden Property Trust
5.875%, 11/30/2012	100,000	95,523
Caterpillar Financial Services Corp.
4.850%, 12/07/2012	100,000	97,335
Citigroup, Inc.
6.500%, 08/19/2013	125,000	111,096
6.125%, 05/15/2018 (b)	200,000	165,601
Deutsche Bank AG
4.875%, 05/20/2013	150,000	143,276
General Electric Capital Corp.
6.125%, 02/22/2011 (b)	250,000	248,425
Goldman Sachs Group, Inc.
5.350%, 01/15/2016	200,000	161,755
JP Morgan Chase & Co.
4.750%, 05/01/2013	250,000	232,659
Merrill Lynch & Co, Inc.
6.500%, 08/15/2012	100,000	93,763
6.875%, 11/15/2018	123,000	105,860
Metropolitan Life Global Funding
5.125%, 04/10/2013 (a)	100,000	97,148
Morgan Stanley
6.625%, 04/01/2018	250,000	165,448
Northern Trust Corp.
5.500%, 08/15/2013 (b)	100,000	100,072
The Progressive Corp.
6.375%, 01/15/2012 (b)	165,000	170,486
U.S. Bank NA
4.950%, 10/30/2014	100,000	96,875
Wells Fargo & Co
4.375%, 01/31/2013 (b)	125,000	114,903
		2,427,945
Health Care - 1.2%
AstraZeneca PLC
6.450%, 09/15/2037	350,000	334,653
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	249,882
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	50,170
		634,705
Industrials - 4.4%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	209,601
CSX Corp.
4.875%, 11/01/2009 (b)	180,000	177,181
Deere & Co.
6.550%, 10/01/2028	250,000	235,939
Eaton Corp.
5.750%, 07/15/2012	439,000	445,972
Emerson Electric Co.
4.750%, 10/15/2015 (b)	200,000	193,149
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	113,582
4.250%, 03/01/2013	100,000	97,137
Lockheed Martin Corp.
7.200%, 05/01/2036 (b)	150,000	157,031
Masco Corp.
5.875%, 07/15/2012	180,000	171,946
Pitney Bowes, Inc.
5.750%, 09/15/2017	180,000	175,939
United Parcel Service, Inc.
6.200%, 01/15/2038	250,000	232,514
		2,209,991
Information Technology - 1.0%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	255,209
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	235,368
		490,577
Materials - 0.3%
Alcoa, Inc.
5.720%, 02/23/2019 (b)	149,000	131,752
Telecommunication Services - 0.7%
GTE Corp.
7.510%, 04/01/2009	180,000	182,563
6.940%, 04/15/2028	80,000	67,881
Verizon Communications, Inc.
4.350%, 02/15/2013	100,000	93,278
		343,722
Utilities - 0.8%
Connecticut Light & Power Co.
5.650%, 05/01/2018	200,000	189,029
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	208,490
		397,519
TOTAL CORPORATE BONDS (Cost $10,344,877)		9,579,067

	Shares	Value
INVESTMENT COMPANIES - 5.9%
iShares Lehman Aggregate Bond Fund	30,000	$2,957,700
TOTAL INVESTMENT COMPANIES (Cost $3,080,008)		2,957,700
SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Northern U.S. Government Select Money Market Fund	404,260	404,260
TOTAL SHORT TERM INVESTMENTS (Cost $404,260)		404,260
Total Investments (Cost $51,134,019) (d) - 100.1%		50,541,784
Northern Institutional Liquid Assets Portfolio (c) - 27.0%		13,640,284
Liabilities in Excess of Other Assets - (27.1)%		(13,690,385)
TOTAL NET ASSETS - 100.0%		$50,491,683

(a)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(b) All or a portion of this security is out on loan.
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $13,096,571, $13,640,284, and $201, respectively.
(d)	For federal income tax purposes, cost is $51,134,118 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $657,522 and ($1,249,856), respectively, with a net appreciation / (depreciation)
of ($592,334).
(e) Variable rate security.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 29,104,640
Level 2 - Other significant observable inputs	35,077,428
Level 3 - Significant unobservable inputs	-
Total	$ 64,182,068

Schedule of Investments
September 30, 2008 (Unaudited)
Summit Inflation Protected Plus Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (a) - 98.6%
U.S. Treasury Bond - 38.4%
3.375%, 01/15/2012	$291,116	$305,330
1.875%, 07/15/2013	976,077	973,179
2.375%, 01/15/2017	927,129	934,952
2.375%, 01/15/2025	1,207,781	1,170,226
2.000%, 01/15/2026	886,608	809,515
2.375%, 01/15/2027	621,722	601,273
1.750%, 01/15/2028	572,234	499,229
3.625%, 04/15/2028	768,394	884,014
3.875%, 04/15/2029	889,790	1,064,063
3.375%, 04/15/2032	210,669	241,512
		7,483,293
U.S. Treasury Note - 60.2%
3.875%, 01/15/2009	704,151	702,226
4.250%, 01/15/2010	509,886	524,784
0.875%, 04/15/2010	1,120,462	1,100,679
3.500%, 01/15/2011	467,617	486,285
2.375%, 04/15/2011	775,744	784,592
2.000%, 04/15/2012	737,113	738,899
3.000%, 07/15/2012	972,587	1,012,326
0.625%, 04/15/2013	312,204	294,643
2.000%, 01/15/2014	827,363	825,682
2.000%, 07/15/2014	840,197	838,096
1.625%, 01/15/2015	708,465	689,812
1.875%, 07/15/2015	616,319	606,737
2.000%, 01/15/2016	664,977	656,925
2.500%, 07/15/2016	931,259	953,159
2.625%, 07/15/2017	652,706	672,185
1.625%, 01/15/2018	708,730	671,300
1.375%, 07/15/2018	183,609	169,594
		11,727,924
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,243,747)		19,211,217

	Shares	Value
SHORT TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Northern U.S. Government Select Money Market Fund	464,811	$464,811
TOTAL SHORT TERM INVESTMENTS (Cost $464,811)		464,811
Total Investments (Cost $20,708,558) (b) - 101.0%		19,676,028
Liabilities in Excess of Other Assets - (1.0)%		(201,130)
TOTAL NET ASSETS - 100.0%		$19,474,898

(a)	Inflation protected security.
(b)
For federal income tax purposes, cost is $20,708,558 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $0 and ($1,032,530), respectively, with a net appreciation / (depreciation) of ($1,032,530).

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$19,676,028
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$19,676,028

Schedule of Investments
September 30, 2008 (Unaudited)
Summit Lifestyle ETF Maket Strategy Target Portfolio

	Shares	Value
INVESTMENT COMPANIES - 97.8%
iShares iBoxx $ High Yield Corporate Bond Fund	4,555	$371,005
iShares Lehman Aggregate Bond Fund	34,335	3,385,088
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	4,969	503,359
iShares MSCI EAFE Index Fund	19,993	1,125,606
iShares Russell 2000 Index Fund	9,185	628,162
iShares S&P 500 Growth Index Fund	46,549	2,643,052
iShares S&P 500 Value Index Fund	41,920	2,508,912
Midcap SPDR Trust Series 1	6,637	874,757
Vanguard Emerging Markets Viper	3,462	119,993
Vanguard REIT ETF	2,202	133,815
TOTAL INVESTMENT COMPANIES (Cost $13,799,108)		12,293,749

SHORT TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
Northern U.S. Government Select Money Market Fund	528,595	528,595
TOTAL SHORT TERM INVESTMENTS (Cost $528,595)		528,595
Total Investments (Cost $14,327,703) (a) - 102.0%		12,822,344
Liabilities in Excess of Other Assets - (2.0)%		(255,632)
TOTAL NET ASSETS - 100.0%		$12,566,712

(a)
For federal income tax purposes, cost is $14,333,521 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $12,021 and ($1,523,198), respectively, with a net appreciation / (depreciation) of ($1,511,177).

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$12,822,344
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$12,822,344

Schedule of Investments
September 30, 2008 (Unaudited)
Summit Lifestyle ETF Market Strategy Conservative Portfolio

	Shares	Value
INVESTMENT COMPANIES - 95.7%
iShares iBoxx $ High Yield Corporate Bond Fund	1,111	$90,491
iShares Lehman Aggregate Bond Fund	8,703	858,029
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	1,234	125,004
iShares MSCI EAFE Index Fund	1,660	93,458
iShares Russell 2000 Index Fund	763	52,182
iShares S&P 500 Growth Index Fund	3,884	220,533
iShares S&P 500 Value Index Fund	3,475	207,979
Midcap SPDR Trust Series 1	552	72,754
Vanguard Emerging Markets Viper	234	8,110
Vanguard REIT ETF	145	8,812
TOTAL INVESTMENT COMPANIES (Cost $1,846,620)		1,737,352

SHORT TERM INVESTMENTS - 11.6%
Money Market Funds - 11.6%
Northern U.S. Government Select Money Market Fund	211,569	211,569
TOTAL SHORT TERM INVESTMENTS (Cost $211,569)		211,569
Total Investments (Cost $2,058,189) (a) - 107.3%		1,948,921
Liabilities in Excess of Other Assets - (7.3)%		(132,721)
TOTAL NET ASSETS - 100.0%		$1,816,200

(a)
For federal income tax purposes, cost is $2,058,244 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $1,150 and ($110,473), respectively, with a net appreciation / (depreciation) of ($109,323).

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$1,948,921
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$1,948,921

Schedule of Investments
September 30, 2008 (Unaudited)
Summit Lifestyle ETF Market Strategy Aggressive Portfolio

	Shares	Value
INVESTMENT COMPANIES - 97.5%
iShares iBoxx $ High Yield Corporate Bond Fund	321	$26,145
iShares Lehman Aggregate Bond Fund	2,417	238,292
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	372	37,684
iShares MSCI EAFE Index Fund	2,038	114,739
iShares Russell 2000 Index Fund	936	64,013
iShares S&P 500 Growth Index Fund	4,756	270,046
iShares S&P 500 Value Index Fund	4,258	254,841
Midcap SPDR Trust Series 1	677	89,229
Vanguard Emerging Markets Viper	327	11,334
Vanguard REIT ETF	214	13,005
TOTAL INVESTMENT COMPANIES (Cost $1,278,255)		1,119,328

SHORT TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
Northern U.S. Government Select Money Market Fund	58,862	58,862
TOTAL SHORT TERM INVESTMENTS (Cost $58,862)		58,862
Total Investments (Cost $1,337,117) - (a) 102.6%		1,178,190
Liabilities in Excess of Other Assets - (2.6)%		(29,870)
TOTAL NET ASSETS - 100.0%		$1,148,320

(a)
For federal income tax purposes, cost is $1,337,195 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $1,334 and ($160,339), respectively, with a net appreciation / (depreciation) of ($159,005).

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$1,178,190
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	$-
Total	1,178,190

Schedule of Investments
September 30, 2008 (Unaudited)
Summit Natural Resources Portfolio

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Claymore ETF Trust 2	7,094	$116,342
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	56,761	2,925,462
iShares S&P Global Materials Sector Index Fund	13,143	705,779
iShares S&P GSSI Natural Resources Index Fund	75,200	2,704,944
Powershares DB Commodity Index Tracking Fund	85,854	2,909,592
Powershares Water Resources Portfolio	6,540	120,336
Vanguard Materials ETF	32,837	2,242,767
TOTAL INVESTMENT COMPANIES (Cost $14,136,451)		11,725,222

SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Northern U.S. Government Select Money Market Fund	126,111	126,111
TOTAL SHORT TERM INVESTMENTS (Cost $126,111)		126,111
Total Investments (Cost $14,262,562) (a) - 99.7%		11,851,333
Other Assets in Excess of Liabilities- 0.3%		30,281
TOTAL NET ASSETS - 100.0%		$11,881,614

(a)
For federal income tax purposes, cost is $14,265,061 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $125,679 and ($2,539,407), respectively, with a net appreciation / (depreciation) of ($2,413,728).

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$11,851,333
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$11,851,333

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Vice President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:     /s/ John F. Labmeier
John F. Labmeier
Vice President

Date:        11/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John F. Labmeier
John F. Labmeier
Vice President

Date:        11/28/08

By:    /s/ Thomas G. Knipper
                Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date:        11/28/08